Document and Entity Information	9 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	Textura Corp
Entity Central Index Key	0001565337
Document Type	S-1
Pre-Effective Amendment Number	2
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current assets
Cash and cash equivalents	$ 68,627	$ 4,174	$ 4,371	$ 5,941	$ 3,076	$ 4,908
Accounts receivable, net of allowance for doubtful accounts of $24 and $59 at September 30, 2011 and 2012, respectively	2,713	1,621		329
Prepaid expenses and other current assets	1,348	701		305
Total current assets	72,688	6,496		6,575
Property and equipment, net	18,701	17,775		19,515
Restricted cash	1,230	1,000		1,000
Goodwill	23,937	17,949
Intangible assets, net	10,221	7,722
Other assets	258	157		215
Total assets	127,035	51,099		27,305
Current liabilities
Accounts payable	2,114	1,055		786
Accrued expenses		6,939		4,564
Deferred revenue	17,061	12,793		4,749
Loan payable to related party	500	500		500
Total current liabilities	27,346	21,287		10,599
Deferred revenue, long-term	1,704	1,373		530
Convertible debentures	0	15,888		1,964
Conversion option liability		439		153
Deferred tax liabilities		160
Loan payable to related party, long-term	9,969	10,219		10,719
Total liabilities	40,119	49,366		23,965
Commitments and contingencies (Note 10)
Deficit
Common stock, $.001 par value; 90,000 shares authorized; 8,966 and 8,992 shares issued and 8,544 and 8,570 shares outstanding at September 30, 2011 and 2012	23	9		9
Additional paid in capital	262,294	95,389		94,124
Treasury stock, at cost; 422 shares	(5,831)	(5,231)		(5,231)
Accumulated deficit	(169,910)	(141,252)		(125,325)
Total Textura Corporation stockholders' deficit	86,550	(51,084)		(36,422)
Non-controlling interest	0	9,682
Total equity (deficit)	86,550	(41,402)		(36,422)	(30,996)	(38,402)
Total liabilities, redeemable securities and equity (deficit)	127,035	51,099		27,305
Redeemable Preferred Stock, Series A-1 [Member]
Current liabilities
Redeemable Series A-1 preferred stock, $.001 par value; 1,441 shares authorized at September 30, 2011 and 2012; 1,015 shares issued and outstanding at September 30, 2011 and 2012	0	43,135		39,762
Series A-2 Preferred Stock [Member]
Deficit
Series A-2 preferred stock, $.001 par value; 1,058 shares authorized at September 30, 2011 and 2012; 805 shares issued and outstanding at September 30, 2011 and 2012	$ 0	$ 1		$ 1

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Allowance for doubtful accounts	$ 137	$ 59	$ 24
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	90,000,000	90,000,000
Common stock, shares issued	23,260,000	8,992,000	8,966,000
Common stock, shares outstanding	22,799,000	8,570,000	8,544,000
Treasury stock, shares	462,000	422,000	422,000
Redeemable Preferred Stock, Series A-1 [Member]
Redeemable preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Redeemable preferred stock, shares authorized	0	1,441,000	1,441,000
Redeemable preferred stock, shares issued	0	1,015,000	1,015,000
Redeemable preferred stock, shares outstanding	0	1,015,000	1,015,000
Series A-2 Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	1,058,000	1,058,000
Preferred stock, shares issued	0	805,000	805,000
Preferred stock, shares outstanding	0	805,000	805,000

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenue	$ 21,681	$ 10,514	$ 6,020
Operating expense
Cost of services (exclusive of depreciation and amortization shown separately below)	6,152	4,395	4,187
General and administrative	11,105	6,856	5,654
Sales and marketing	5,995	2,601	3,122
Technology and development	11,123	6,169	4,747
Depreciation and amortization	4,080	2,161	2,621
Total operating expense	38,455	22,182	20,331
Loss from operations	(16,774)	(11,668)	(14,311)
Other expense, net
Interest income	5	4	11
Interest expense	(2,205)	(7,264)	(1,623)
Change in fair value of conversion option liability	181
Total other expense, net	(2,019)	(7,260)	(1,612)
Loss before income taxes	(18,793)	(18,928)	(15,923)
Net loss	(18,793)	(18,928)	(15,923)
Less: Net loss attributable to non-controlling interests	(2,866)
Net loss attributable to Textura Corporation	(15,927)	(18,928)	(15,923)
Undistributed earnings allocated to participating securities	0	0	1,506
Net income (loss) available to Textura Corporation common stockholders	(19,780)	(30,894)	1,893
Net income (loss) available to Textura Corporation common stockholders, basic and diluted	(19,780)	(30,894)	1,893
Net income (loss) per share available to Textura Corporation common stockholders:
Basic (in dollar per share)	$ (2.31)	$ (4.18)	$ 0.27
Diluted (in dollar per share)	$ (2.31)	$ (4.18)	$ 0.26
Weighted average number of common shares outstanding:
Basic (in shares)	8,548	7,392	6,942
Diluted (in shares)	8,548	7,392	7,166
Redeemable Preferred Stock, Series A-1 [Member]
Other expense, net
Accretion (decretion) of redeemable Series A-1 preferred stock	3,373	11,486	(19,802)
Series A-2 Preferred Stock [Member]
Other expense, net
Dividends on Series A-2 preferred stock	$ 480	$ 480	$ 480

Consolidated Statements of Redeemable Series A-1 Preferred Stock and Deficit (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Textura Corporation Stockholders' Equity (Deficit) [Member]	Sep. 30, 2011 Textura Corporation Stockholders' Equity (Deficit) [Member]	Sep. 30, 2010 Textura Corporation Stockholders' Equity (Deficit) [Member]	Sep. 30, 2012 Common Stock [Member]	Sep. 30, 2012 Additional Paid-in Capital [Member]	Sep. 30, 2011 Additional Paid-in Capital [Member]	Sep. 30, 2010 Additional Paid-in Capital [Member]	Sep. 30, 2012 Non-Controlling Interest [Member]
Changes in stockholders' equity
Stockholders' equity, beginning balance	$ (36,422)	$ (30,996)	$ (38,402)	$ (36,422)	$ (30,996)	$ (38,402)	$ 9	$ 94,124	$ 80,624	$ 57,295
Shares outstanding, beginning balance							8,544
Share-based compensation	2,676	1,468	2,125	2,676	1,468	2,125		2,676	1,468	2,125
Issuance of common stock upon exercise of warrants	322			322				322
Issuance of common stock upon exercise of warrants (in shares)							26
Warrants issued for referral fees			67			67				67
Warrants issued for mortgage renewal		109			109				109
Warrants issued with debt issuance	1,660	969	1,149	1,660	969	1,149		1,660	969	1,149
Beneficial conversion feature on debt issuance	140	96	186	140	96	186		140	96	186
Conversion of convertible debentures into common stock		22,346			22,346				22,344
Deferred tax liability on beneficial conversion feature	(160)			(160)				(160)
Acquisition of Submittal Exchange Holdings	12,548										12,548
Redeemable Series A-1 preferred accretion	(3,373)	(11,486)	19,802	(3,373)	(11,486)	19,802		(3,373)	(11,486)	19,802
Net loss	(18,793)	(18,928)	(15,923)	(15,927)	(18,928)	(15,923)					(2,866)
Stockholders' equity, beginning balance	$ (41,402)	$ (36,422)	$ (30,996)	$ (51,084)	$ (36,422)	$ (30,996)	$ 9	$ 95,389	$ 94,124	$ 80,624	$ 9,682
Shares outstanding, ending balance							8,570

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities
Net loss	$ (18,793)	$ (18,928)	$ (15,923)
Adjustments to reconcile net loss to cash used in operating activities
Depreciation and amortization	4,080	2,161	2,621
Non-cash interest expense	1,526	6,588	979
Change in fair value of conversion option liability	(181)
Share-based compensation	2,676	1,468	2,125
Warrants issued for referral fees			67
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(694)	142	(231)
Prepaid expenses and other assets	(221)	(19)	(24)
Deferred revenue, including long-term portion	6,128	2,882	1,250
Accounts payable	181	145	(323)
Accrued expenses	1,895	3,652	(383)
Net cash used in operating activities	(3,403)	(1,909)	(9,842)
Cash flows from investing activities
Increase in restricted cash	(100)	(100)
Purchases of property and equipment	(393)	(326)	(184)
Acquisitions of businesses, net of cash acquired	(12,349)
Net cash used in investing activities	(12,842)	(426)	(184)
Cash flows from financing activities
Principal payments on loan payable	(500)	(197)	(225)
Proceeds from convertible debentures	13,004	4,836	7,270
Proceeds from issuance of warrants	1,660	629	1,149
Proceeds from exercise of warrants	321
Other financing activity	(7)	(68)
Net cash provided by financing activities	14,478	5,200	8,194
Net increase (decrease) in cash and cash equivalents	(1,767)	2,865	(1,832)
Cash and cash equivalents
Cash and cash equivalents, beginning of period	5,941	3,076	4,908
Cash and cash equivalents, end of period	4,174	5,941	3,076
Supplemental cash flow data:
Cash paid for interest	625	524	672
Non-cash investing and financing activities:
Issuance of common stock upon conversion of debentures		17,730
Warrants issued for mortgage renewal		109
Redeemable Preferred Stock, Series A-1 [Member]
Non-cash investing and financing activities:
Accretion of redeemable securities	$ 3,373	$ 11,486	$ (19,802)

Description of Business	12 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1. Description of Business

        Textura Corporation (the "Company") was originally formed as a Wisconsin limited liability company (Textura, LLC) in 2004 and converted to a Delaware corporation in 2007. The Company provides on-demand business collaboration software solutions to the commercial construction industry. The Company's solutions increase efficiency, permit better risk management, and provide better visibility and control of construction activities to clients and address several mission-critical business processes at various stages of the construction project life cycle.

        The Company is subject to a number of risks similar to other companies in a comparable stage of growth including, but not limited to, reliance on key personnel, the ability to access capital to support future growth, successful marketing of its solutions in an emerging market, and competition from other companies with potentially greater technical, financial and marketing resources.

        The Company has incurred significant losses and negative cash flows from operations and continues to devote the majority of its resources to the growth of the Company's business. The Company has an accumulated deficit of $141,252 as of September 30, 2012. To date, the Company's activities have been financed primarily through the issuance of convertible debentures, commercial debt, and the sale of equity securities. Failure to generate sufficient revenue or raise additional capital could have a material adverse effect on the Company's ability to meet its intended business objectives.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

1. Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

        These unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). In accordance with U.S. GAAP requirements for interim financial statements, these condensed consolidated financial statements do not include certain information and note disclosures that are normally included in annual financial statements prepared in conformity with U.S. GAAP. Accordingly, these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the notes thereto as of September 30, 2011 and 2012 and for each of the three years in the period ended September 30, 2012. In the Company's opinion, the condensed consolidated financial statements contain all adjustments (which are of a normal, recurring nature) necessary to present fairly, in all material respects, the financial position as of June 30, 2013 and the results of operations and cash flows for the nine months ended June 30, 2012 and 2013, in conformity with U.S. GAAP. Interim results may not be indicative of results that may be realized for the full year.

        In October 2012, the Company and Minter Ellison, a law firm in Australia, formed a joint venture, Textura Australasia, Pty. Ltd. (the "Joint Venture"), to offer the Company's construction collaboration software solutions to the Australia and New Zealand markets. Both parties contributed cash of $400, denominated in Australian dollars, for their respective 50% interests in the Joint Venture. The Company has consolidated the financial results of the Joint Venture because the Company has determined that the Joint Venture is a variable interest entity and that it is the primary beneficiary. The Company is the primary beneficiary of the Joint Venture due to its controlling financial interest through its authority with regard to hiring key employees and decision making of its central operations. Due to certain redemption provisions in the Joint Venture agreement, the Company has reflected Minter Ellison's financial interest as redeemable non-controlling interest in the condensed consolidated balance sheet at its redemption value.

        On March 28, 2013, the Company's Board of Directors declared a two-for-one stock split of the Company's common stock in the form of a stock dividend and approved an amendment to the Company's certificate of incorporation to increase the number of authorized shares of its common stock from 20,000 to 90,000. All numbers of shares and per share amounts in these condensed consolidated financial statements have been adjusted to reflect the two-for-one stock split on a retroactive basis. Stockholders' equity reflects the stock split by reclassifying from "Additional paid-in capital" to "Common stock" an amount equal to the par value of the additional shares arising from the split. The stock split was effective on May 20, 2013.

        On June 12, 2013, the Company completed the IPO of 5,750 shares of common stock, including 750 shares sold pursuant to the underwriters' option to purchase additional shares, at an offering price of $15.00 per share. The Company received proceeds from the IPO of $80,213, net of underwriting discounts and commissions of $6,037, but before other offering costs of $2,504. All outstanding shares of the Company's Series A-1 and Series A-2 preferred stock, including accrued dividends, the Submittal Exchange Holdings LLC Class A preferred units and the outstanding convertible debentures, including both principal and accrued paid-in-kind interest, were automatically converted to shares of common stock in connection with the IPO (see Note 10 for further details).

Revenue Recognition

        For the Company's CPM, Submittal Exchange, and Greengrade solutions, the Company earns revenue from owners/developers, general contractors and architects in the form of project fees and monthly fees; and from subcontractors in the form of usage fees. For the Company's GradeBeam and PQM solutions, the Company earns revenue in the form of subscription fees. The Company's arrangements do not contain general rights of return and do not provide customers with the right to take possession of the software supporting the solutions and, as a result, are accounted for as service contracts.

        All of the Company's on-demand solutions include training and support. The Company evaluates whether the individual deliverables in its arrangements qualify as separate units of accounting. In order to treat deliverables in a multiple deliverable arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. In determining whether deliverables have standalone value, the Company considers whether solutions are sold to new customers without training and support, the nature of the training and support provided and the availability of the training and support from other vendors. The Company concluded that training and support do not have standalone value because they are never sold separately, do not have value to the customer without the solution and are not available from other vendors. Accordingly, the training and support are combined with the solution and treated as a single unit of accounting.

        The Company recognizes this revenue when there is evidence that an agreement exists with the customer and the customer has begun deriving benefit from use of the solution, the fee is fixed and determinable, delivery of services has occurred, and collection of payment from the project participant is reasonably assured. The Company recognizes project fees and usage fees ratably over the average estimated life of the project and contract, respectively, and recognizes subscription fees over the subscription period. The average estimated life of the project and contract is estimated by management based on periodic review and analysis of historical data. The applicable estimated life is based on the project or contract value falling within certain predetermined ranges, as well as the solution on which the project is being managed. The Company performs periodic reviews of actual project and contract data and revises estimates as necessary. Estimated project life durations range from 5 to 29 months, and estimated contract life durations range from 5 to 14 months. Subscription periods typically range from 6 to 24 months.

        For its PlanSwift solution, the Company earns revenue from the sale of software licenses and related maintenance and training. License revenue is recognized upon delivery of the license, maintenance revenue is recognized ratably over the period of the maintenance contract, which is generally one year, and training revenue is recognized when the services are delivered to the client. For multiple-element arrangements that include a perpetual license and either maintenance or both maintenance and training, the Company uses the residual method to determine the amount of license revenue to be recognized. Under the residual method, consideration is allocated to the undelivered elements based upon vendor-specific objective evidence of fair value ("VSOE") of those elements with the residual of the arrangement fee allocated to and recognized as license revenue. For subscription-based licenses, which include maintenance, the Company recognizes the subscription fees ratably over the subscription periods, which typically range from 1 to 6 months.

        The Company has established VSOE based on its historical pricing and discounting practices for maintenance and training when sold separately. In establishing VSOE, the Company requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The application of VSOE methodologies requires judgment, including the identification of individual elements in multiple element arrangements and whether there is VSOE of fair value for some or all elements.

Fair Value of Financial Instruments

        Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurements are classified and disclosed in one of the following three categories:

  Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities;

  Level 2—Valuations based on other than quoted prices in active markets for identical assets and liabilities, quoted market prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

  Level 3—Valuations based on inputs that are generally unobservable and typically reflect management's estimate of assumptions that market participants would use in pricing the asset or liability.

        The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, restricted cash, accounts payable, and accrued expenses approximate fair value because of their short maturities. The carrying values of the bank loan payable, convertible debentures and notes payable approximate their fair values based on a comparison of the interest rate and terms of such debt to the rates and terms of similar debt available for each period.

        The Company determined that certain embedded features of the convertible debentures (see Note 3) were required to be bifurcated and accounted for as derivatives prior to the IPO. Derivative financial instruments, warrants and beneficial conversion features were recorded as a discount to the convertible debentures and were amortized to interest expense. In connection with the IPO and the automatic conversion of the convertible debentures to common stock, the Company wrote off the unamortized discounts and the derivative financial instruments (see Notes 3 and 10).

        In January and February 2013, in connection with a private placement of $6,750 of unsecured notes, the Company issued detachable warrants to purchase an aggregate of 86 shares of common stock with an exercise price equal to the greater of $13.92 and 90% of the price at which shares of common stock were offered in an IPO (see Note 5). The Company recorded the fair value of the warrants, calculated using the Black-Scholes model, as a discount to the notes and as a long-term liability since the exercise price was not fixed. In connection with the IPO, which fixed the exercise price, the fair value of the warrants of $435 was reclassified from other long-term liabilities to additional paid-in capital on the condensed consolidated balance sheet.

Foreign Currency Transactions

        The functional currency of the Company is the United States Dollar. Asset and liability balances denominated in a foreign currency are remeasured to U.S. dollars at end-of-period exchange rates. Foreign currency income and expenses are remeasured at average exchange rates in effect during the period. Foreign currency translation differences have not been material to date and have been included in the statement of operations as incurred through the second quarter of the fiscal year ending September 30, 2013. Beginning in the quarter ended June 30, 2013, the Company recorded foreign currency translation differences in accumulated other comprehensive income (loss).

Comprehensive Income (Loss)

        The Company's comprehensive income (loss) is comprised of net income (loss) plus other comprehensive income (loss), which is comprised of foreign currency translation adjustments. For the nine months ended June 30, 2013, comprehensive loss was $31,346, of which $2,662 is attributable to the non-controlling interest.

Net Loss Per Share

        Basic net loss per share available to Textura Corporation common stockholders is calculated by dividing the net loss available to Textura Corporation common stockholders by the weighted-average number of common shares outstanding, less any treasury shares, during the period.

        Prior to the completion of the IPO, in calculating net loss available to common stockholders, cumulative undeclared preferred stock dividends on the Series A-2 preferred stock and accretion in the redemption value of the redeemable Series A-1 preferred stock and redeemable non-controlling interest were deducted from net loss attributable to Textura Corporation stockholders. Although the redeemable Series A-1 preferred stock, Series A-2 preferred stock, and non-controlling interest were participating securities, there was no allocation of the Company's net losses to these participating securities under the two-class method because they were not contractually required to share in the Company's losses. Subsequent to the IPO, which resulted in the automatic conversion of the outstanding preferred stock into common stock, the Company only deducts the redeemable non-controlling interest accretion from net loss attributable to Textura Corporation stockholders.

        The following outstanding equity securities were excluded from the computation of diluted net loss per share available to Textura Corporation common stockholders as their inclusion would have been anti-dilutive:

	Nine Months Ended June 30,
	2012	2013
	(in thousands)
Conversion of redeemable or convertible preferred stock	5,564	—
Conversion of Submittal Exchange Holdings Class A preferred units	963	—
Outstanding Restricted stock units	622	696
Outstanding stock options	2,468	3,429
Outstanding common and preferred warrants	1,439	1,333

Total excluded securities	11,056	5,458

2. Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The consolidated financial statements include the accounts of Textura Corporation and its subsidiaries. All significant intercompany transactions are eliminated.

        On November 7, 2011, the Company obtained a controlling interest in Submittal Exchange Holdings, LLC ("Submittal Exchange Holdings"), which acquired Submittal Exchange, LLC ("Submittal Exchange") (see Note 3). The Company controls Submittal Exchange Holdings through its ownership of 100% of the voting class of units and its entitlement to make all decisions affecting Submittal Exchange Holdings with the exception of limited decision-making rights of the non-controlling interest holders that are protective in nature. The former shareholders of Submittal Exchange received Class A preferred units of Submittal Exchange Holdings, which are reflected as non-controlling interest in the consolidated financial statements. The Class A preferred units will automatically convert into Textura common shares on a 1:2 basis upon an initial public offering of Textura or a change in control of Textura or Submittal Exchange Holdings, at which time the non-controlling interest will be eliminated.

        On March 28, 2013, the Company's Board of Directors declared a two-for-one stock split of the Company's common stock in the form of a stock dividend and approved an amendment to the Company's certificate of incorporation to increase the number of authorized shares of its common stock from 20,000 to 90,000. All numbers of shares and per share amounts in these consolidated financial statements have been adjusted to reflect the two-for-one stock split on a retroactive basis. Stockholders' equity reflects the stock split by reclassifying from "Additional paid-in capital" to "Common stock" an amount equal to the par value of the additional shares arising from the split.

Use of Estimates

        The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The estimates and assumptions used in the accompanying financial statements are based upon management's evaluation of the relevant facts and circumstances at the balance sheet date. Actual results could differ from those estimates. Significant estimates are involved in the Company's revenue recognition, accounting for convertible debentures, depreciation, amortization and assumptions for share-based payments.

Cash and Cash Equivalents

        The Company considers all unrestricted highly liquid investments with an initial maturity of three months or less to be cash equivalents. The Company maintains cash accounts in which the balances, at times, exceed the Federal Deposit Insurance Corporation limits. The Company has not experienced any losses in such accounts.

Restricted Cash

        The Company is required to maintain compensating cash balances with two financial institutions. These cash balances are set aside per provisions of contracts with these institutions and cannot be used in the daily operations of the business.

Revenue Recognition

        For the Company's CPM, Submittal Exchange, and Greengrade solutions, the Company earns revenue from owners/developers, general contractors and architects in the form of project fees and monthly fees; and from subcontractors in the form of usage fees. For the Company's GradeBeam and PQM solutions, the Company earns revenue in the form of subscription fees. The Company's arrangements do not contain general rights of return and do not provide customers with the right to take possession of the software supporting the solutions and, as a result, are accounted for as service contracts.

        All of the Company's solutions include training and support. The Company evaluates whether the individual deliverables in its arrangements qualify as separate units of accounting. In order to treat deliverables in a multiple deliverable arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. In determining whether deliverables have standalone value, the Company considers whether solutions are sold to new customers without training and support, the nature of the training and support provided and the availability of the training and support from other vendors. The Company concluded that training and support do not have standalone value because they are never sold separately, do not have value to the customer without the solution and are not available from other vendors. Accordingly, the training and support are combined with the solution and treated as a single unit of accounting.

        The Company recognizes this revenue when there is evidence that an agreement exists with the customer and the customer has begun deriving benefit from use of the solution, the fee is fixed and determinable, delivery of our services has occurred, and collection of payment from the project participant is reasonably assured. The Company recognizes project fees and usage fees ratably over the average estimated life of the project and contract, respectively, and recognizes subscription fees over the subscription period. The average estimated life of the project and contract is estimated by management based on periodic review and analysis of historical data. The applicable estimated life is based on the project or contract value falling within certain predetermined ranges, as well as the solution on which the project is being managed. The Company performs periodic reviews of actual project and contract data and revises estimates as necessary. Estimated project life durations range from 5 to 28 months, and estimated contract life durations range from 5 to 11 months. Subscription periods typically range from 6 to 24 months.

Allowance for Doubtful Accounts

        The Company records an allowance for doubtful accounts for amounts due from customers that it does not expect to collect. The Company monitors its accounts receivable and updates the allowance for doubtful accounts when it becomes aware of changes in collectability. The Company estimates the allowance based on historical write-offs and recoveries, as well as aging trends. An allowance for doubtful accounts is maintained at a level management believes is sufficient to cover potential losses.

Property and Equipment

        Property and equipment are recorded at cost. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method.

        Amortization of leasehold improvements is computed using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements. Maintenance and repairs are charged to expense as incurred. The estimated useful lives of the assets are as follows:

Buildings	30 years
Computer equipment	2 years
Office furniture	5 years
Leasehold improvements	5 years
Source software	3 years

        The Company incurs costs, primarily consisting of employee-related and third-party contractor costs, to develop and maintain its source software. The Company expenses costs incurred during the planning and post-implementation phases of development of its solutions. During the solution development phase, costs incurred are capitalized. Capitalized software development costs are amortized over their estimated useful life of three years. These capitalized costs are reflected as source software and the amortization is charged to depreciation and amortization in the consolidated statements of operations. All software development costs incurred during the years ended September 30, 2010, 2011 and 2012 have been expensed.

Goodwill

        Goodwill represents the excess of the purchase price of an acquired business over the fair value of the net assets acquired. Goodwill is not amortized. The Company tests goodwill for impairment at the reporting unit level on an annual basis in the fourth quarter or whenever events or circumstances indicate that an impairment loss may have been incurred. The testing for impairment of goodwill involves a two step process. The first step involves a comparison of the fair value of a reporting unit with its carrying value, including goodwill. The Company uses an income approach, specifically a discounted cash flow model ("DCF model"), to determine the fair value of each reporting unit. The DCF model utilizes management's revenue and expense projections and as such involves significant assumptions as to revenue growth, operating costs and expenses, operating cash flows, as well as various assumptions for attrition, weighted average cost of capital and terminal growth. If the reporting unit's fair value is greater than its carrying value, the reporting unit's goodwill is not considered to be impaired. If the reporting unit's fair value is less than its carrying value, then the second step is performed to determine if the goodwill has been impaired. In the second step, the implied fair value of goodwill is determined by subtracting from the fair value of the reporting unit the sum of the fair values of all the net tangible and other intangible assets of the reporting unit, including those that may not have been previously recorded. A goodwill impairment charge would be recognized for the amount that the carrying value exceeds this implied fair value.

        The Company evaluated both qualitative and quantitative characteristics in determining its reporting units. Based on this evaluation, the Company determined that it has one reporting unit. Each of the components within this reporting unit was determined to have similar economic characteristics and therefore was aggregated. The Company reached this conclusion because the components of its reporting unit utilize a common distribution platform that enables sharing of resources and development across solutions, provide for the expansion of its suite of solutions to various stages of the construction process lifecycle to a similar customer base, and, in the long term, are expected to have comparable earnings before tax and interest percentages. The Company also believes that goodwill is recoverable from the overall operations given the economies of scale and leveraging capabilities of the various components.

Intangible Assets

        The Company's identifiable intangible assets consist of developed product technologies, customer relationships, trademarks and covenants not to compete. These assets have been acquired through acquisitions and were initially recorded at fair value. Identifiable intangible assets are amortized over their estimated useful lives using the straight-line method. The estimated useful lives of the assets are as follows:

Developed product technology	3 years
Customer relationships	10 years
Trademarks	3 - 5 years
Covenants not to compete	2 - 4 years

        The Company generally employs the income method to estimate the fair value of intangible assets, which is based on forecasts of the expected future cash flows attributable to the respective assets. Significant estimates and assumptions inherent in the valuations reflect a consideration of other marketplace participants, and include the amount and timing of future cash flows (including expected growth rates and profitability), the underlying product/service life cycles, economic barriers to entry and the discount rate applied to the cash flows.

Impairment of Long-Lived Assets

        The Company evaluates long-lived assets, including property and equipment, software and finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. Examples of such events or circumstances include, but are not limited to, significant underperformance relative to historical or projected future results, significant negative changes in the manner of use of the acquired assets in the Company's business, or material negative changes in relationships with significant customers. Recoverability is measured by a comparison of the carrying value to the future undiscounted net cash flows associated with the asset or asset group. If the carrying value exceeds the undiscounted cash flows, an impairment loss is recognized to the extent that the carrying value exceeds the fair value of the asset or asset group.

        During 2012, the actual operating results for GradeBeam met assumptions management used to determine the purchase price of the acquisition but underperformed compared to GradeBeam's revenue forecast at the time of acquisition. In preparing projected future results and analysis of recent actual results, the Company believed a triggering event had occurred requiring an impairment analysis. Our impairment analysis of GradeBeam's developed technology and customer relationship carrying values during the fourth quarter of 2012 indicated there was no impairment.

Segment Reporting

        The Company has one operating segment, providing on-demand business collaboration software solutions to the commercial construction industry. The Company's chief operating decision maker, the Chief Executive Officer, manages the Company's operations based on consolidated financial information for purposes of evaluating financial performance and allocating resources.

        The Company's revenues are principally generated in the United States, which accounted for 98.7%, 90.1%, and 89.9% of consolidated revenues for the years ended September 30, 2010, 2011, and 2012, respectively, with the remainder primarily from customers located in Canada. Including the revenues generated both directly from a client and from the subcontractors working on projects the client controls, our largest customer accounted for 14.8%, 13.4% and 10.8% of consolidated revenues in the years ended September 30, 2010, 2011 and 2012, respectively. No single customer accounted for 10% or more of the accounts receivable balance at September 30, 2012. As of September 30, 2011, two customers individually accounted for 13.8% and 10.7% of the accounts receivable balance. There are no significant assets outside of the United States.

Share-Based Compensation

        The Company recognizes share-based compensation on stock option grants to employees and directors in the consolidated statements of operations based on their grant date fair values. The grant date fair values of the Company's stock options are amortized over the awards' service periods on a straight-line basis. The Company also issues restricted stock units to employees and directors with performance conditions triggered by a change in control or completion of an initial public offering. As the Company determined that neither of these events was probable, there has been no compensation charged to operations for restricted stock units.

Income Taxes

        The Company accounts for income taxes using an asset and liability approach, under which deferred assets and liabilities are recognized based upon anticipated future tax consequences attributable to differences between financial statement carrying values of assets and liabilities and their respective tax bases. A valuation allowance is established to reduce the carrying value of deferred tax assets if it is considered more likely than not that such assets will not be realized. Any change in the valuation allowance would be charged to income in the period such determination was made.

Convertible Debentures

        The Company has issued convertible debentures with detachable warrants to purchase common stock. The Company evaluates features of the convertible debentures to determine whether embedded derivatives must be bifurcated and accounted for separately. Separately-accounted for derivative financial instruments are recorded at fair value as of the issuance date of the convertible debentures, as a debt discount, and remeasured to fair value as of each subsequent balance sheet date. The Company determines the fair value of the debt using a discounted cash flow analysis based on the stated interest rate of the debt and scheduled principal payments, applying the Company's incremental borrowing rate as the discount factor and the fair value of the detachable warrants using the Black-Scholes method. Proceeds remaining after recording any derivative financial instruments were allocated to the convertible debentures and the detachable warrants based on their relative fair values at the time of issuance. The unamortized debt discounts arising from separately-accounted for derivative financial instruments and the allocation of proceeds to the detachable warrants are amortized to interest expense from the issuance date through the various maturity dates of the convertible debentures.

        A beneficial conversion feature exists if, at the issuance date, the accounting conversion price of the convertible debenture is less than the fair value of the common stock into which it is convertible. The Company calculates the amount of any beneficial conversion feature as the difference between the fair value of common stock at the issuance date and the accounting conversion price, multiplied by the number of common shares the investor can receive under the terms of the agreement. The beneficial conversion feature is recorded as a reduction to the convertible debenture's net carrying value and is amortized over the period from the date of issuance to the maturity date of the convertible debenture.

Debt Issuance Costs

        The Company incurred bank fees and loan filing costs and issued warrants in connection with loan origination or related amendments. These debt issuance costs are recorded in other assets and amortized to interest expense over the term of the related debt.

Accretion of Redeemable Series A-1 Preferred Stock

        The Company's redeemable Series A-1 preferred stock is redeemable at the election of the majority of the preferred stock holders beginning in October 2014. To the extent that redemption is requested, the holders will receive the greater of the fair value of the preferred stock at the time of redemption plus cumulative unpaid dividends, regardless if declared or undeclared, or the original issuance price plus cumulative unpaid dividends. The Company accretes the carrying value of the redeemable Series A-1 preferred stock to the redemption value each reporting period through a decrease or increase to additional paid-in capital. Upon completion of an initial public offering, the redeemable Series A-1 preferred stock will automatically convert to common shares at a fixed conversion rate of 1:2.84 and the Company will not record any further accretion.

Fair Value of Financial Instruments

        Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurements are classified and disclosed in one of the following three categories:

  Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities;

  Level 2—Valuations based on other than quoted prices in active markets for identical assets and liabilities, quoted market prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

  Level 3—Valuations based on inputs that are generally unobservable and typically reflect management's estimate of assumptions that market participants would use in pricing the asset or liability.

        The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, restricted cash, accounts payable, and accrued expenses approximate fair value because of their short maturities. The carrying values of the bank loan payable and the convertible debentures approximate their fair values based on a comparison of the interest rate and terms of such debt to the rates and terms of similar debt available for each period.

        The Company determined that certain embedded features of the 2011 convertible debentures (see Note 7) were required to be bifurcated and accounted for as derivatives. The derivative financial instruments were initially recorded at fair value as of the issuance dates of the convertible debentures as a debt discount and are remeasured to fair value as of each subsequent balance sheet date. The fair value was determined using the binomial lattice pricing model.

        The Company determined the fair value using Level 3 inputs as follows:

	9/15/2011	10/24/2011	9/30/2012
Dividend yield	—	—	—
Volatility	40%	40%	40%
Risk-free rate	0.96%	1.07%	0.46%

        The following table sets forth a reconciliation of changes in the fair value of derivative financial instruments classified as liabilities:

	2011	2012
Balance as of October 1	$—	$153
Initial fair value recorded as debt discount	153	467
Change in fair value included in earnings	—	(181)

Balance as of September 30	$153	$439

Foreign Currency Transactions

        The functional currency of the Company is the United States Dollar. Asset and liability balances denominated in a foreign currency are remeasured to U.S. dollars at end-of-period exchange rates. Foreign currency income and expenses are remeasured at average exchange rates in effect during the period. Foreign currency transaction differences are included in the statement of operations as incurred.

Net Income (Loss) Per Share

        Basic net income (loss) per share ("EPS") available to Textura Corporation common stockholders is calculated by dividing the net income (loss) available to Textura Corporation common stockholders by the weighted average number of common shares outstanding, less any treasury shares, during the period using the two-class method. This method is used for computing basic net income (loss) per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the company. Under the two-class method, net income (loss) is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings. The Company's redeemable Series A-1 preferred stock, Series A-2 preferred stock and non-controlling interest are participating securities, since the stockholders are entitled to share equally in dividends declared or the undistributed earnings of the Company with the common stockholders based on their equivalent common shares.

        In calculating net income (loss) available to common stockholders, cumulative undeclared preferred stock dividends on the Series A-2 preferred stock and accretion in the redemption value of the redeemable Series A-1 preferred stock are deducted from net income (loss) attributable to Textura Corporation. As the holders of the redeemable Series A-1 preferred stock, Series A-2 preferred stock and non-controlling interest were not contractually required to share in the Company's losses, in applying the two-class method to compute basic net loss per share there was no allocation of the Company's net losses to the participating securities for the years ended September 30, 2011 and 2012. For the year ended September 30, 2010, undistributed earnings were allocated to the preferred stockholders based on 5,524 equivalent common shares. Diluted EPS is calculated by giving effect to all potential common shares outstanding during the period, including redeemable and convertible preferred stock, convertible debentures, non-controlling interest, stock options, restricted stock units and warrants. Potential common shares in the diluted EPS calculation are excluded to the extent that they would be anti-dilutive.

        The computation of diluted net income (loss) per share available to Textura Corporation common stockholders for the year ended September 30, 2010 is as follows:

Year Ended September 30, 2010
Net income available to Textura Corporation common stockholders, basic and diluted	$1,893

Diluted weighted average shares:
Weighted average shares outstanding, basic	6,942
Add back: dilutive stock options	80
Add back: dilutive warrants	144

Weighted average shares used to compute diluted earnings per share	7,166

Net income per share available to Textura Corporation common stockholders, diluted	$0.26

        The following potential common shares were excluded from the computation of diluted net loss per share available to Textura Corporation common stockholders:

	Years Ended September 30,
	2010	2011	2012
Conversion of redeemable or convertible preferred stock	5,524	5,504	5,558
Conversion of Submittal Exchange Holdings Class A preferred units	—	—	963
Vesting of restricted stock units	232	348	630
Exercise of stock options	1,682	1,836	2,448
Exercise of common and preferred warrants	714	1,124	1,412
Conversion of convertible debentures	1,284	—	—

Total excluded securities	9,436	8,812	11,011

        Preferred stock, Submittal Exchange Holdings Class A preferred units and restricted stock units are considered contingently issuable common shares and accordingly would not be included in diluted EPS until the contingency has been met. The table also excludes conversion of 2011 Debentures (see Note 7), because the number of shares upon conversion cannot be calculated until an initial public offering.

Recent Accounting Pronouncements

        In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment ("ASU 2011-08"), to simplify how entities test goodwill for impairment. ASU 2011-08 allows entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If a greater than 50% likelihood exists that the fair value is less than the carrying amount then a two-step goodwill impairment test as described in Topic 350 must be performed. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 but are eligible for early adoption. The Company does not believe adoption of this new guidance will have a significant impact on its consolidated financial statements.

        In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income ("ASU 2011-05"). ASU 2011-05 requires that all non-owner changes in shareholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No 2011-05 ("ASU 2011-12"). The amendments in ASU 2011-12 defer certain changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The adoption of ASU 2011-05 and ASU 2011-12 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 but is eligible for early adoption. The Company is evaluating the effect of the presentation options of ASU 2011-05 and ASU 2011-12 on its financial statement presentation of comprehensive income; however, based on the historical amounts recorded under other comprehensive income, the Company does not expect this standard will have a material impact on its consolidated financial statements.

        In May 2011, the FASB issued Accounting Standards Update No. 2011-04, "Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and IFRS. ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. The amendments are effective for the Company in fiscal year 2013. The Company does not believe adoption of this guidance will have a significant impact on its consolidated financial statements.

Acquisitions	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Business Combinations [Abstract]
Acquisitions

2. Acquisitions

        On October 19, 2011, the Company acquired certain assets and assumed certain liabilities of GradeBeam, LLC (GradeBeam). GradeBeam supports the process of obtaining construction bids, identifying potential bidders, inviting them to bid, and tracking bidding intent. Their solutions expand the Company's suite of solutions, especially in the planning phase of projects. The aggregate purchase price of $9,969 was paid in cash.

        On November 7, 2011, the Company's subsidiary, Submittal Exchange Holdings, acquired all of the issued and outstanding membership units of Submittal Exchange. Submittal Exchange solutions enable the collection, review and routing of project documents and facilitates the management of environmental certification. Their solutions expand the Company's suite of solutions, especially in the exchange and management of project documents.

        The Company received 85 Class A common units of Submittal Exchange Holdings, which represented an 18.3% economic interest in Submittal Exchange Holdings, in exchange for cash consideration of $2,404 and the payment of Submittal Exchange's notes payable of $403. In exchange for preferred units of Submittal Exchange, the former owners received 482 Class A preferred units of Submittal Exchange Holdings. These Class A preferred units are mandatorily convertible on a 1:2 basis into common shares of the Company under certain conditions, including a qualifying initial public offering. The Company has determined it has a controlling interest in Submittal Exchange Holdings because it has sole responsibility for operating the Submittal Exchange business. On matters other than liquidation, the Company has a 100% voting interest; on liquidation matters, the Company has a 15% voting interest. Distributions and allocation of profits or losses are done on a pro-rata capital basis until the respective basis in both classes is reduced to zero and thereafter at 99% to the Class A common units and 1% to the Class A preferred units.

        Upon completion of the IPO, the Class A preferred units converted into 963 shares of the Company's common stock and there is no longer a non-controlling interest in Submittal Exchange Holdings.

        A summary of the purchase price for the acquisition is as follows:

Cash consideration	$2,404
Payment of outstanding Submittal Exchange debt	403
Issuance of 482 Submittal Exchange Holdings Class A preferred units at $26.05 per unit	12,548

$15,355

        As the acquisitions of GradeBeam and Submittal Exchange occurred in the fiscal year ended September 30, 2012, their results have been included in the condensed consolidated statement of operations for the nine months ended June 30, 2012 since their respective acquisition dates. The following table contains unaudited pro forma consolidated statements of operations information assuming the acquisitions occurred on October 1, 2010 and includes adjustments for amortization of intangible assets and interest expense. This pro forma information is presented for illustrative purposes only and is not indicative of what actual results would have been if the acquisitions had taken place on October 1, 2010, or of future results.

Nine months ended June 30, 2012
Revenue	$15,848
Loss from operations	(13,670)
Net loss available to Textura Corporation common stockholders	(13,639)
Net loss per share, basic and diluted	$(1.60)

        On January 31, 2013, the Company acquired certain assets and assumed certain liabilities of PlanSwift, LLC ("PlanSwift"). PlanSwift is a developer and distributor of software with take-off and estimating capabilities for use in the construction industry. Its solutions expand the Company's suite of solutions, especially in the bid estimation process. A summary of the purchase price for the acquisition is as follows:

        A summary of the purchase price for the acquisition is as follows:

Cash consideration	$989
Notes payable to PlanSwift	1,214
Issuance of 539 shares of redeemable common stock	7,898

$10,101

        The purchase price was subject to a customary post-closing working capital adjustment payable in cash, and 81 of the shares issued at the closing are subject to an escrow arrangement for a period of 18 months after the closing for purposes of indemnification claims by the Company against PlanSwift under the acquisition agreement. The notes were payable in two equal installments on June 28, 2013 and December 31, 2013, or upon completion of an initial public offering. The payment of these notes of $1,296, including $82 of imputed interest, was accelerated upon the completion of the IPO.

        In August 2013, August 2014 and August 2015, PlanSwift (or the unitholders of PlanSwift, if the shares were distributed to them) had the right to require the company to redeem, on each such date, up to one-third of the shares of common stock issued to PlanSwift in exchange for a non-interest bearing note payable if the Company did not complete a qualifying initial public offering by such date. Due to this redemption feature, the fair value of the common shares issued to PlanSwift on the acquisition date was initially classified outside of stockholders' deficit, but it was reclassified to stockholders' equity as a result of the completion of the IPO and termination of the redemption right.

        Within ten business days following the completion of the IPO, one unitholder of PlanSwift had the right to require the Company to repurchase up to $1,500 of common stock of the Company, based upon the IPO price, that was issued in connection with the acquisition. In June 2013, the unitholder exercised his right to redeem 40 shares for a total of $600 at the IPO price of $15.00, which was recorded as treasury stock as of June 30, 2013.

        The fair value of the redeemable common stock issued to PlanSwift was comprised of the fair value per share of the Company's common stock as of January 31, 2013 of $14.24 and the value attributable to the redemption feature of $226. Using the Probability Weighted Expected Result Method ("PWERM") methodology, the value of the Company's common stock was estimated based upon analysis of the Company assuming various future outcomes, including an initial public offering at various dates, a sale of the Company, as well as the continuation of the Company as a private enterprise. The fair value per common share was based upon the probability-weighted present value of these expected outcomes, as well as the rights of each class of preferred stock, common stock, convertible debentures, options and warrants. The fair value of the redemption feature was determined by probability-weighting the fair value of the put right, as calculated under the Black-Scholes model, for each scenario contemplated in the PWERM analysis.

        The total purchase price has been allocated as follows:

Identifiable intangible assets	$4,570
Goodwill	5,988
Deferred revenue	(485)
Other current assets (liabilities), net	28

Net assets acquired	$10,101

        The Company believes the goodwill reflects its expectations related to economies of scale and leveraging of the PlanSwift solution with existing and future solution offerings. Goodwill is deductible for tax purposes. Identifiable intangible assets consist primarily of technology and customer relationships, which are being amortized over a period of three and five years, respectively.

        Revenue of $2,507 and a net loss of $218 related to the PlanSwift acquisition are included in the Company's results of operations from January 31, 2013 for the nine month period ended June 30, 2013. The Company has not disclosed pro forma information related to the PlanSwift acquisition because this information cannot be prepared without unreasonable effort.

3. Acquisitions

        On October 19, 2011, the Company acquired certain assets and assumed certain liabilities of GradeBeam, LLC ("GradeBeam"). GradeBeam supports the process of obtaining construction bids, identifying potential bidders, inviting them to bid, and tracking bidding intent. Their solutions expand the Company's suite of solutions, especially in the planning phase of projects. The aggregate purchase price of $9,969 was paid in cash.

        The purchase price of the acquisition was allocated to the net assets acquired based on the fair values at the date of acquisition. Goodwill represents the excess of the purchase price over the fair value of net tangible and identified intangible assets acquired. The Company believes the goodwill reflects its expectations related to economies of scale and leveraging of the GradeBeam solution with existing solution offerings. Identifiable intangible assets consist of developed product technologies, customer relationships, trademarks and covenants not to compete. Goodwill is deductible for tax purposes. The total purchase price has been allocated as follows:

Identifiable intangible assets	$3,970
Goodwill	6,945
Deferred revenue	(1,120)
Other current assets (liabilities), net	174

Net assets acquired	$9,969

        On November 7, 2011, the Company's subsidiary, Submittal Exchange Holdings acquired all of the issued and outstanding membership units of Submittal Exchange. Submittal Exchange solutions enable the collection, review and routing of project documents and facilitates the management of environmental certification. Their solutions expand the Company's suite of solutions, especially in the exchange and management of project documents.

        The Company received 85 Class A common units of Submittal Exchange Holdings, which represented an 18.3% economic interest in Submittal Exchange Holdings, in exchange for cash consideration of $2,404 and the payment of Submittal Exchange's notes payable of $403. In exchange for preferred units of Submittal Exchange, the former owners received 482 Class A preferred units of Submittal Exchange Holdings. These Class A preferred units are mandatorily convertible on a 1:2 basis into common shares of the Company under certain conditions, including a qualifying initial public offering. The Company has determined it has a controlling interest in Submittal Exchange Holdings because it has sole responsibility for operating the Submittal Exchange business. On matters other than liquidation, the Company has a 100% voting interest; on liquidation matters, the Company has a 15% voting interest. Distributions and allocation of profits or losses are done on a pro-rata capital basis until the respective basis in both classes is reduced to zero and thereafter at 99% to the Class A common units and 1% to the Class A preferred units.

        A summary of the purchase price for the acquisition is as follows:

Cash consideration	$2,404
Payment of outstanding Submittal Exchange debt	403
Issuance of 482 Submittal Exchange Holdings Class A preferred units at $26.05 per unit	12,548

$15,355

        The fair value of the Class A preferred units was determined to be $26.05 per unit, which was determined to be substantially equivalent to the fair value of the Textura common stock into which the Class A preferred units were convertible due to certain characteristics of the Class A preferred units. These characteristics include the conversion feature (discussed above) and participating rights, for dividends or other distributions, equal to those of the Company's common stock. The purchase price of the acquisition was allocated to the net assets acquired based on the fair values at the date of acquisition. Goodwill represents the excess of the purchase price over the fair value of the net tangible and identified intangible assets acquired. The Company believes the goodwill reflects its expectations related to economies of scale and leveraging of the Submittal Exchange solution with existing solution offerings. Identifiable intangible assets consist of developed product technologies, customer relationships, trademarks and covenants not to compete. Goodwill is not deductible for tax purposes. The total purchase price has been allocated as follows:

Identifiable intangible assets	$5,550
Goodwill	11,004
Property and equipment	58
Deferred revenue	(1,640)
Other current assets (liabilities), net	383

Net assets acquired	$15,355

        The following table contains unaudited pro forma consolidated statements of operations information assuming the acquisitions of GradeBeam and Submittal Exchange occurred on October 1, 2010 and includes adjustments for amortization of intangible assets and interest expense. This pro forma information is presented for illustrative purposes only and is not indicative of what actual results would have been if the acquisitions had taken place on October 1, 2010, or of future results.

	Years Ended September 30,
	2011	2012
Revenue	$15,172	$22,167
Loss from operations	(14,985)	(17,653)
Net loss available to Textura Corporation common stockholders	(32,408)	(20,076)
Net loss per share, basic and diluted	$(4.39)	$(2.35)

        Revenue of $2,812 and $2,072 related to the Submittal Exchange and GradeBeam acquisitions, respectively, are included in the Company's results of operations from their respective acquisition dates. The acquisitions of Submittal Exchange and Gradebeam have been fully integrated into our financial reporting systems and the earnings resulting from these acquisitions therefore cannot be calculated without unreasonable effort.

Property and Equipment	12 Months Ended
Sep. 30, 2012
Property and Equipment
Property and Equipment

4. Property and Equipment

        The following is a summary of property and equipment, at cost less accumulated depreciation, at September 30:

	September 30,
	2011	2012
Land	$4,276	$4,276
Computer equipment	2,584	2,280
Furniture and fixtures	1,058	1,240
Leasehold improvements	9	9
Building	14,806	14,880
Source software	4,457	4,503

	27,190	27,188
Less: Accumulated depreciation and amortization	(7,675)	(9,413)

	$19,515	$17,775

        Depreciation of property and equipment was $1,369, $909 and $1,030 for the years ended September 30, 2010, 2011 and 2012, respectively.

        Amortization of source software was $1,252 for each of the years ended September 30, 2010, 2011 and 2012.

Goodwill and Other Intangible Assets	12 Months Ended
Sep. 30, 2012
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

5. Goodwill and Other Intangible Assets

        The Company's goodwill and other intangible assets have been recorded at fair value as of the acquisition date. The change in the carrying value of goodwill for the year ended September 30, 2012 is as follows:

Balance at beginning of year	$—
Acquisitions	17,949

$17,949

        The carrying amount and accumulated amortization of identifiable intangible assets consisted of the following as of September 30, 2012:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed product technologies	$2,640	$806	$1,834
Customer relationships	4,330	387	3,943
Trademarks	1,150	218	932
Covenants not to compete	1,400	387	1,013

	$9,520	$1,798	$7,722

        Amortization expense related to identifiable intangible assets was $0, $0, and $1,798 for the years ended September 30, 2010, 2011 and 2012, respectively.

        The estimated amortization expense for the five succeeding years and thereafter at September 30, 2012 is as follows:

2013	$1,984
2014	1,845
2015	1,008
2016	669
2017	454
Thereafter	1,762

$7,722

Details of Certain Balance Sheet Accounts	12 Months Ended
Sep. 30, 2012
Details of Certain Balance Sheet Accounts
Details of Certain Balance Sheet Accounts

6. Details of Certain Balance Sheet Accounts

        Prepaid expenses and other current assets consisted of the following:

	September 30,
	2011	2012
Restricted cash	$100	$200
Prepaid expenses	168	352
Other current assets	37	149

	$305	$701

        Accrued expenses consisted of the following:

	September 30,
	2011	2012
Accrued bonus	$3,810	$4,552
Accrued expenses	754	2,300
Lease payable	—	87

	$4,564	$6,939

        The Company's Board of Directors approves the bonus pool at the end of each fiscal year, based on the performance of the Company measured against goals set forth at the beginning of the year. The Company's Board of Directors also approves the timing and amount of subsequent bonus payments. Payments are made quarterly and new annual bonus amounts are not made until the previous year's payments are completed.

Convertible Debentures	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Debt Disclosure [Abstract]
Convertible Debentures

3. Convertible Debentures

        In 2011, the Company issued convertible debenture securities with detachable warrants (see Note 8), and it identified embedded conversion features that were required to be bifurcated and accounted for as derivatives. The derivative financial instruments were recorded at fair value as of the issuance date of the convertible debentures, as a debt discount, and remeasured to fair value as of each subsequent balance sheet date. The Company allocated the remaining proceeds to the convertible debentures and warrants on a relative fair value basis and recorded a beneficial conversion feature. The derivative financial instruments, warrants and beneficial conversion feature were recorded as a discount to the convertible debentures and are amortized to interest expense through the maturity dates, unless earlier converted (see below).

        The convertible debentures are general unsecured obligations of the Company. The convertible debentures have a stated interest rate of 8.0% per annum on the outstanding principal balance. The interest on the convertible debenture securities is payable in kind ("PIK") and added to the unpaid principal in order to determine the number of shares of common stock to be issued upon conversion. The holder shall only be entitled to cash payment of such PIK interest from the Company upon (1) an event of default that would result in acceleration of all unpaid principal and accrued interest, or (2) the payment in full of the debt on the maturity date or prior as the result of the Company exercising its prepayment rights pursuant to the agreement.

        Conversion of principal and accrued PIK interest into shares of common stock is at the election of the note holders at a conversion price of $15.00 per share and is also mandatory upon the closing of an initial public offering at a conversion price equal to the public offering price. The convertible debentures mature five years from the issue date.

        On December 31, 2012, certain holders of the convertible debentures elected to convert their debentures to common stock. The outstanding principal and PIK interest for these holders at December 31, 2012 was $12,392, which converted into 826 shares of common stock. The unamortized debt discount for these debentures was recorded as interest expense on the conversion date.

        On June 12, 2013, in connection with the completion of the IPO, the outstanding principal of the convertible debentures of $5,865 and PIK interest of $778 automatically converted into 443 shares of the Company's common stock, based upon the IPO price of $15.00 per share. The unamortized debt discount for these debentures of $863 was recorded as interest expense on the conversion date.

        Convertible debenture activity for the nine months ended June 30 is as follows:

	Nine months ended June 30,
	2012	2013
Beginning balance:
Gross balance	$2,493	$18,328
Less: Discounts	(529)	(2,440)

	1,964	15,888
Proceeds:
To convertible debentures, before allocations	14,664	—
Allocated to detachable warrants	(1,660)	—
Allocated to beneficial conversion feature	(140)	—
Allocated to conversion option liability	(467)	—
Interest expense:
PIK interest	865	707
Amortization of debt discount	258	190
Recognition of unamortized debt discount upon conversion	—	2,250
Conversion:
Issuance of 826 common shares	—	(19,035)
Ending balance:
Gross balance	18,022	—
Less: Discounts	(2,538)	—

	$15,484	$—

        Total interest expense recognized related to the convertible debenture securities was $1,123 and $3,147 for the nine months ended June 30, 2012 and 2013, respectively.

7. Convertible Debentures

        The Company issued convertible debenture securities with detachable warrants (see Note 14) on various dates throughout the years ended September 30, 2010, 2011 and 2012 for proceeds of $8,419, $5,465 and $14,664, respectively. The Company identified certain embedded conversion features in the 2011 convertible debenture issuance that were required to be bifurcated and accounted for as derivatives. The derivative financial instruments were recorded at fair value as of the issuance date of the convertible debentures, as a debt discount, and remeasured to fair value as of each subsequent balance sheet date. The initial fair values determined for the embedded derivatives during the years ended September 30, 2011 and 2012 were $153 and $467, respectively. The Company allocated the remaining proceeds to the convertible debentures and warrants on a relative fair value basis and recorded a beneficial conversion feature related to certain of the convertible debentures. The derivative financial instruments, warrants and beneficial conversion feature were recorded as a discount to the convertible debentures and are amortized to interest expense through the maturity dates, unless earlier converted (see below).

        The convertible debentures are general unsecured obligations of the Company. The convertible debentures have a stated interest rate of 8.0% per annum on the outstanding principal balance. The interest on the convertible debenture securities is payable in kind ("PIK") and added to the unpaid principal in order to determine the number of shares of common stock to be issued upon conversion. The holder shall only be entitled to cash payment of such PIK interest from the Company upon (1) an event of default that would result in acceleration of all unpaid principal and accrued interest, or (2) the payment in full of the debt on the maturity date or prior as the result of the Company exercising its prepayment rights pursuant to the agreement.

        Conversion of principal and accrued PIK interest into shares of common stock is at the election of the noteholders and is also mandatory upon the occurrence of a positive cash flow event, which is deemed to have occurred on the 30th day after the Company generates positive cash flow during three consecutive calendar months for debentures issued between November 2008 and December 2009 ("2009 Debentures") and six consecutive calendar months for debentures issued between April 2010 and February 2011 ("2010 Debentures"). In addition, for the 2009 and 2010 Debentures, upon conversion additional warrants are issued equivalent to 50% of the number of shares of common stock converted from accrued PIK interest. For debentures issued between September 2011 and December 2011 ("2011 Debentures"), conversion of principal and accrued PIK interest into shares of common stock is mandatory upon the closing of an initial public offering at a conversion price equal to the public offering price. The 2009 Debentures mature ten years from the issue date. The 2010 and 2011 Debentures mature five years from the issue date.

        On May 1, 2011 and August 1, 2011, a positive cash flow event occurred for the 2009 and 2010 Debentures, respectively. The price at which the principal and accrued interest was converted was $16.26 per share of common stock for the 2009 Debentures and $13.25 per share of common stock for the 2010 Debentures. The principal and accrued interest converted into 740 and 862 shares of common stock for the 2009 and 2010 Debentures, respectively. The unamortized debt discount at the conversion date for the 2009 Debentures, which included a beneficial conversion feature, was recorded as interest expense on the conversion date. For the 2010 Debentures, which did not include a beneficial conversion feature, the carrying amount, including the unamortized debt discount related to the warrants, was credited to equity at the conversion date.

        Convertible debenture activity for the years ended September 30 is as follows:

	Years ended September 30,
	2010	2011	2012
Beginning balance:
Gross balance	$9,856	$19,101	$2,493
Less: Discounts	(4,442)	(5,625)	(529)

	5,414	13,476	1,964
Proceeds:
To convertible debentures, before allocations	8,419	5,465	14,664
Allocated to detachable warrants	(1,149)	(629)	(1,660)
Allocated to beneficial conversion feature	(186)	(96)	(140)
Allocated to conversion option liability	—	(153)	(467)
Interest expense:
PIK interest	827	1,384	1,171
Amortization of debt discount	152	247	355
Recognition of unamortized discount upon conversion (2009 Debentures)	—	4,615	—
Conversion:
Issuance of 1,602 common shares	—	(23,457)	—
Recognition of unamortized discount upon conversion to additional paid-in-capital (2010 Debentures)	—	1,112	—
Ending balance:
Gross balance	19,101	2,493	18,328
Less: Discounts	(5,625)	(529)	(2,440)

	$13,476	$1,964	$15,888

        Total interest expense recognized related to the convertible debenture securities was $979, $6,588 and $1,526 for the years ended September 30, 2010, 2011 and 2012, respectively, including $342 for warrants issued upon conversion of the 2009 Debentures and 2010 Debentures in the year ended September 30, 2011 (see Note 14).

Loan Payable to Related Party	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Related Party Transactions [Abstract]
Loan Payable to Related Party

4. Loan Payable to Related Party

        The Company's bank loan facility is held with a financial institution that is an investor in the Company. The facility has been used solely for the purchase of land and the construction of the corporate headquarters facility. The loan agreement requires semi-annual principal payments of $250 with the remaining amount due at maturity in August 2016. Interest under the loan agreement is payable at a floating rate equal to the 30 day LIBOR rate plus 4.5% or 5.5%, whichever is greater. Interest is payable monthly at the beginning of the following month. At September 30, 2012 and June 30, 2013, the interest rate on the loan was 5.5%. All borrowings are collateralized by the land and facility, as the bank would take possession of the premises upon the failure by the Company to make a scheduled payment when due, after consideration of applicable cure periods, or the failure to maintain a debt service coverage ratio, defined as net cash flow from operations to debt service of 1.1 to 1.0 calculated annually as of December 31. Debt service is defined as the principal and interest payable on the loan during the fiscal year. The company has received a waiver related to this covenant until December 31, 2013.

        The Company is required to maintain a compensating balance of $1,000 in its operating account during the term of the loan to provide for the payment of interest on the note in the event of a default. The Company has classified the $1,000 compensating balance as restricted cash in the consolidated balance sheets. Dividends or other distributions to preferred or common stockholders is restricted until the outstanding balance of the loan is reduced to $10,360 and positive earnings are demonstrated for six consecutive months.

8. Loan Payable to Related Party

        The Company's bank loan facility is held with a financial institution that is an investor in the Company. The facility has been used solely for the purchase of land and the construction of the corporate headquarters facility. In August 2011, the Company replaced its expiring bank promissory note agreement with an amended bank loan agreement. The amended loan requires semi-annual principal payments of $250 with the remaining amount due at maturity in August 2016. Interest under the loan agreement is payable at a floating rate equal to the 30 day LIBOR rate plus 4.5% or 5.5%, whichever is greater. Interest is payable monthly at the beginning of the following month. At September 30, 2011 and 2012, the interest rate on the loan was 5.5%. In addition, the Company issued warrants to purchase shares of common stock as described in Note 14. All borrowings are collateralized by the land and facility, as the bank would take possession of the premises upon the failure by the Company to make a scheduled payment when due, after consideration of applicable cure periods, or the failure to maintain a debt service coverage ratio, defined as net cash flow from operations to debt service of 1.1 to 1.0. Debt service is defined as the principal and interest payable on the loan during the fiscal year. For the fiscal year 2012, the Company was not in compliance with this requirement. Subsequent to the balance sheet date, the Company received a bank waiver for the fiscal year 2012.

        The Company is required to maintain a compensating balance of $1,000 in its operating account during the term of the loan to provide for the payment of interest on the note in the event of a default. The Company has classified the $1,000 compensating balance as restricted cash in the consolidated balance sheets. Dividends or other distributions to preferred or common stockholders is restricted until the outstanding balance of the loan is reduced to $10,360 and positive earnings are demonstrated for six consecutive months.

        The outstanding loan balance was $10,719 at September 30, 2012. The principal repayments required under the loan agreement for the four succeeding years at September 30, 2012 are as follows:

2013	$500
2014	500
2015	500
2016	9,219

$10,719

Exit Costs Related to Office Space	12 Months Ended
Sep. 30, 2012
Exit Costs Related to Office Space
Exit Costs Related to Office Space

9. Exit Costs Related to Office Space

        The Company leased its previous office facilities for various terms under long-term, non-cancelable operating lease agreements (see Note 17). The leases expired January 31, 2012. The Company ceased use of its primary leased office facility in October 2008 when it moved to its current headquarters. As a result of the move, rental costs for its previous office facilities continued to be incurred through the remaining lease term without economic benefit to the Company. A liability representing the discounted future lease payments was recorded at the cease use date. Increases in the fair value of the liability due to the passage of time were recognized as general and administrative expenses in the consolidated statements of operations.

        The following is a reconciliation of the beginning and ending lease liability balance at September 30, 2011 and 2012:

	2011	2012
Beginning lease liability	$264	$71
Less: Lease payments	(182)	(59)
Less: Change in liability resulting from sublet space	(22)	(12)
Add: Accretion expense	11	—

Lease liability balance at September 30	$71	$—

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

6. Contingencies

        The Company is involved from time to time in claims that arise in the normal course of its business. The Company is not presently subject to any material litigation nor, to management's knowledge, is any litigation threatened against the Company that collectively is expected to have a material adverse effect on the Company's cash flows, financial condition or results of operations.

10. Commitments and Contingencies

        The Company leases office space in two commercial buildings and has other office equipment leases. For the two office leases the Company is also responsible for operating expenses and the leases contain escalation clauses. Rent expense, net of the change in liability related to the former headquarter space, for the years ended September 30, 2010, 2011 and 2012 was $94, $110, and $258, respectively.

        The following is a schedule of future minimum rental payments required under all of the Company's operating lease agreements for the years ending September 30:

2013	$342
2014	332
2015	292
2016	250
2017	98

$1,314

        The Company is involved from time to time in claims that arise in the normal course of its business. The Company is not presently subject to any material litigation nor, to management's knowledge, is any litigation threatened against the Company that collectively is expected to have a material adverse effect on the Company's cash flows, financial condition or results of operations.

Preferred Stock	12 Months Ended
Sep. 30, 2012
Preferred Stock
Preferred Stock

11. Preferred Stock

        The Company has authorized 10,000 shares of preferred stock, $0.001 par value per share, of which 1,015 redeemable Series A-1 preferred stock and 805 Series A-2 preferred stock were issued and outstanding at September 30, 2011 and 2012. Each holder of outstanding shares of redeemable Series A-1 preferred stock and Series A-2 preferred stock is entitled to the number of votes equal to the number of whole shares of common stock into which the shares of redeemable Series A-1 preferred stock and Series A-2 preferred stock held by such holder are convertible as described below. The holders of the preferred stock will vote together with the common stockholders as a single class. The shares of preferred stock have the following characteristics:

Dividends

        Holders of redeemable Series A-1 preferred stock and Series A-2 preferred stock are entitled to cumulative dividends at the rate of 6.0% per annum of the original issue price per share of $9.94, payable when declared by the Board of Directors. A holder of redeemable Series A-1 preferred stock can waive their right to the dividend preference. After payment of the preferred dividend, the holders of redeemable Series A-1 preferred stock and Series A-2 preferred stock participate in dividends paid to common stockholders on an as-converted basis as described below. As of September 30, 2011 and 2012, cumulative unpaid dividends on the redeemable Series A-1 preferred stock of $2,421 and $3,026, respectively, were considered as part of the redemption value described below. Cumulative unpaid dividends on the Series A-2 preferred stock have no impact until declared. As of September 30, 2011 and 2012, no dividends have been declared on the Series A-2 preferred stock.

Liquidation Preference

        In the event of liquidation, dissolution or winding up of the Company, the holders of redeemable Series A-1 preferred stock and Series A-2 preferred stock shall receive the first claim to the distributed net assets in the amount of $9.94 per share plus accrued but unpaid dividends. In the event there are not enough funds to cover distributions to all stockholders, the entire amount of assets available to be distributed will be distributed ratably among the holders of the preferred stock based on the total preferential amount each holder would be entitled to receive if sufficient funds were available.

Conversion

        Immediately prior to an initial public offering, each share of redeemable Series A-1 preferred stock and Series A-2 preferred stock will be converted into common stock on a 1:2.84 basis. The conversion price is subject to change for stock splits, combinations, dividends and distributions. The Series A-2 preferred stock is considered to have a contingent beneficial conversion feature. Although this feature only applies in the event of a public offering, as of September 30, 2012, the fair value of such conversion feature would have been $21,141.

        Series A-1 preferred stock have the following additional characteristics:

Board of Directors Representation

        Holders of redeemable Series A-1 preferred stock are entitled to representation of one seat on the Board of Directors.

Series A-1 Redemption Right

        The Series A-1 preferred stock is eligible for redemption at the option of the holder beginning in October 2014, the holders having waived their rights to require the Company to redeem the Series A-1 preferred stock until that date. At that time, to the extent the holders choose to redeem the stock, the Company would be required to raise additional capital or debt, or renegotiate redemption terms with the Series A-1 holders. There can be no assurances that the Company will be successful in executing one or more of these actions.

        The carrying value of redeemable Series A-1 preferred stock is increased by periodic accretions so that the carrying value will equal the redemption value at the balance sheet date. The redeemable Series A-1 preferred stock is valued at $39,762 and $43,135 at September 30, 2011 and 2012, which was determined by using the greater of fair market value or the sum of $7.00 multiplied by 2.84 plus cumulative unpaid dividends. Accretion of $11,486 and $3,373 was charged to additional paid-in capital for the years ended September 30, 2011 and 2012, respectively.

Common Stock	12 Months Ended
Sep. 30, 2012
Common Stock
Common Stock

12. Common Stock

        The Company has authorized 90,000 shares of common stock with $0.001 par value per share. Holders of common stock are entitled to one vote per share on all matters to be voted on by the Company's stockholders. Dividends may be declared and paid on common stock, subject to laws and provisions in the Company's certificate of incorporation, and subject to the rights and privileges of the preferred stockholders. In the event of liquidation, and if there are assets remaining after the distribution to the holders of preferred stock, then the remaining amount will be distributed to common stockholders in the amount of $3.75 per common share. If there are not enough funds to cover the payments to all of the common stockholders, then the distribution will be made ratably among all common stockholders based on the total amount each holder would have received if there were enough funds to cover all common stockholders.

        Any remaining distributions to stockholders, after all of the distributions listed above have been made, will be made on a pro rata basis to all common stockholders based on the number of common shares held by each person. Preferred stockholders shall also participate in this distribution as if such preferred shares converted to common stock, consistent with the conversion formula relevant upon an initial public offering as described above.

Share-Based Compensation to Employees	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation to Employees

7. Share-Based Compensation to Employees

        The Company's 2008 Employee Stock Incentive Plan (the "2008 Plan") permitted the grant of share-based awards to its employees, directors and certain other service providers. Option awards were generally granted with an exercise price equal to the market price of the Company's stock at the date of grant. Options granted generally vest over four-year periods. In general, the options expire after a period not exceeding ten years. As of June 30, 2013, there were 2,408 stock options outstanding under the 2008 Plan.

        Under the 2008 Plan, the Company also granted restricted stock units to eligible employees and directors. The stated vesting of these grants generally ranged from immediate to three years, but the restricted stock units only became payable to employees in cash or shares of the Company's common stock if there was a change in control of the Company or termination of the agreements in connection with an initial public offering. As the Company had determined that neither of these events was probable in any period prior to the IPO, the Company had not recognized any share-based compensation expense related to the restricted stock units prior to June 12, 2013. In connection with the IPO, all outstanding 623 restricted stock units were terminated in accordance with their terms and became payable one year following the IPO, and the Company recorded share-based compensation expense equal to the fair value of the 623 restricted stock units of $9,351. No further awards may be granted under the 2008 Plan.

        The Company's Long-Term Incentive Plan (the "LTIP"), which was adopted in March 2013 and became effective in May 2013 when it was approved by the Company's stockholders, permits the grant of share-based awards to its employees, directors and certain other service providers. A maximum of 6,000 shares may be issued pursuant to the LTIP. Option awards are granted with an exercise price equal to the market price of the Company's stock at the date of grant and generally have a three-year vesting period and an expiration period not exceeding ten years. Restricted stock units generally vest over a three year period. During the three months ended June 30, 2013, the Company granted under the LTIP stock options with a weighted-average exercise price of $15.00 to purchase 1,021 shares of the Company's common stock and 73 restricted stock units. The weighted-average fair value of stock options and restricted stock units granted during the three months ended June 30, 2013 was $6.97 and $15.00, respectively.

        Share-based compensation expense for employee equity awards under the 2008 Plan and the LTIP was $11,228 for the nine months ended June 30, 2013 and $2,078 for the nine months ended June 30, 2012.

        Share-based compensation expense under the 2008 Plan and the LTIP is reflected in the following captions in the condensed consolidated statements of operations:

	Nine months ended June 30,
	2012	2013
Cost of services	$151	$1,987
General and administrative	1,207	4,372
Sales and marketing	215	2,329
Technology and development	505	2,540

Total	$2,078	$11,228

13. Share-Based Compensation to Employees

        The Company's 2008 Employee Stock Incentive Plan (the Plan) permits the grant of share-based awards to its employees. Option awards are generally granted with an exercise price equal to the market price of the Company's stock at the date of grant. Options granted during 2010, 2011 and 2012 generally vest over four-year periods. In general, the options expire after a period not exceeding ten years. The weighted average grant date fair value of stock options granted during the years ended September 30, 2010, 2011 and 2012 was $6.49, $5.91 and $6.39, respectively, and was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2010	2011	2012
Expected dividend yield	—	—	—
Expected volatility	53.4%	50.5%	53.6%
Risk-free interest rate	2.46%	2.05%	1.00%
Expected term (years)	5.93	6.07	5.87

        The Company's expected volatility assumption used in the Black-Scholes option pricing model was based on peer group information, and the expected life assumption used the midpoint in estimating the expected term given the lack of historical exercise activity. The expected term is calculated as the midpoint between the vesting term and contractual term of the award. The risk-free interest rate used in the Black-Scholes model was based on the implied yield currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the Company's expected term assumption. The Company has never declared dividends on its shares and has no current plans to declare such dividends that would require a dividend yield assumption other than zero for inclusion in the pricing model.

        A summary of stock option activity is presented below:

	Years Ended September 30,
	2010		2011		2012
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of period	1,318	$14.78	1,762	$14.20	1,836	$13.84
Granted	544	13.04	298	10.03	740	13.48
Exercised
Forfeited	(100)	15.47	(224)	11.59	(128)	13.42

Outstanding, end of period	1,762	14.20	1,836	13.84	2,448	13.76

        The following table summarizes stock options outstanding and exercisable at September 30, 2012:

	Outstanding			Exercisable
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Exercise price
$3.27 - $4.91	80	$3.50	4.04	80	$3.50	4.04
$9.82 - $11.45	446	10.03	8.31	198	10.03	8.13
$11.46 - $13.09	644	12.91	8.11	186	12.63	5.01
$14.73 - $16.36	1,278	16.13	5.97	1,084	16.26	5.51

	2,448	13.76	6.89	1,548	14.36	5.71

        The intrinsic value of vested and outstanding stock options at September 30, 2012 is $1,253 and $3,110, respectively. As of September 30, 2012, the Company had $4,348 of total unrecognized compensation expense related to non-vested employee options that will be recognized over a weighted average period of 2.28 years.

        Share-based compensation expense for employee option grants was $2,125, $1,468 and $2,676 for the years ended September 30, 2010, 2011 and 2012, respectively.

        The expense is reflected in the following captions in the statements of operations:

	Years Ended September 30,
	2010	2011	2012
Cost of services	$222	$171	$203
General and administrative	1,249	955	1,588
Sales and marketing	357	(58)	298
Technology and development	297	400	587

Total	$2,125	$1,468	$2,676

        Under the Plan, the Company also grants restricted stock units (RSUs) to eligible employees and directors. The stated vesting of these grants generally ranges from immediate to three years, but the RSUs only become payable to employees in cash or shares of Company stock if there is a change in control of the Company or termination of the agreements in connection with an initial public offering. As the Company determined that neither of these events was probable, the Company has not recognized any share-based compensation expense related to the RSU awards. For certain RSUs that are not vested upon a liquidity event, we will recognize share-based compensation over the future service period, if any, based on the initial public offering price. As of September 30, 2012, 274 RSUs were vested according to their stated vesting terms and will not be forfeited should employment terminate prior to the liquidity condition being met.

        A summary of RSU activity is presented below:

	Years Ended September 30,
	2010		2011		2012
	RSUs	Weighted Average Grant Date Fair Value	RSUs	Weighted Average Grant Date Fair Value	RSUs	Weighted Average Grant Date Fair Value
Outstanding, beginning of period	232	$16.26	232	$16.26	348	$14.20
Granted	—	—	116	10.47	286	13.03
Vested	—	—	—	—	—	—
Forfeited	—	—	—	—	(4)	13.03

Outstanding, end of period	232	16.26	348	14.20	630	13.74

Warrants	12 Months Ended
Sep. 30, 2012
Warrants and Rights Note Disclosure [Abstract]
Warrants

14. Warrants

Warrants Issued to Customers and Service Providers

        The Company issues warrants to certain non-employees as an incentive to do business. All warrants granted to customers and other non-employees were exercisable as of September 30, 2012. These warrants expire five to seven years from the date of the grant.

        On August 14, 2011, warrants were issued to the bank as part of the renegotiation of the loan referenced in Note 8, which were exercisable immediately. The warrants were recorded as debt issuance costs and amortized to interest expense over the life of the note. These warrants expire 10 years and 1 month from the grant date.

Warrants Issued for Referral Fees

        The Company granted fully vested warrants to certain non-employees in exchange for successful introductions that subsequently generated revenue for the Company. The value of warrants granted in association with referral fees was $67 in the year ended September 30, 2010. The warrants were recorded as an expense in the consolidated statement of operations. There were no warrants granted for referral fees in 2011 or 2012.

Warrants Issued for Fundraising

        The Company granted warrants to certain non-employees in exchange for successful introductions that subsequently generated capital for the Company during its funding rounds. Costs associated with warrants issued for fundraising efforts are considered stock issuance costs associated with the respective capital balances of those introduced and reflected as contra-equity.

Warrants Issued With Convertible Debentures

        The Company granted warrants in connection with the convertible debenture securities issued as described in Note 7. The value of warrants credited to equity in the years ended September 30, 2010, 2011 and 2012 was $1,149, $969 and $1,660, respectively, and was determined based upon the relative fair value of the debt and detachable warrants as of the time of issuance. Additionally, the Company issued fully-vested warrants in May 2011 and August 2011 in conjunction with the conversion of the 2009 and 2010 Debentures. The fair value of the warrants of $340 was recognized as interest expense. These warrants expire five to ten years from the date of the grant. Warrants outstanding as of September 30, 2012 were as follows:

	Share Class	Vesting Date	Warrants Granted	Warrants Exercised	Warrants Expired	Warrants Outstanding	Weighted Average Exercise Price
Fundraising	Common	Various 2005	2	—	2	—	$—
Fundraising	A-2 Preferred	Various 2006	59	—	—	59	7.00
Customers	A-2 Preferred	January 2006	3	—	3	—	—
Service providers	Common	August 2007	26	26	—	—	—
Fundraising	Common	November 2007	24	—	—	24	12.38
Convertible debenture	Common	Various 2009	324	—	—	324	16.26
Convertible debenture	Common	Various 2010	398	—	—	398	13.25
Referral Fees	Common	June 2010	20	—	—	20	13.25
Convertible debenture	Common	May 2011	48	—	—	48	16.26
Mortgage renewal	Common	August 2011	20	—	—	20	15.00
Convertible debenture	Common	August 2011	32	—	—	32	13.25
Convertible debenture	Common	September 2011	56	—	—	56	15.00
Convertible debenture	Common	Various 2012	326	—	—	326	15.00

			1,338	26	5	1,307	14.03

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes
Income Taxes

15. Income Taxes

        The pretax loss attributable to Textura Corporation is summarized as follows:

	Years Ended September 30,
	2010	2011	2012
Domestic	$(16,249)	$(18,853)	$(15,858)
Foreign	326	(75)	(70)

Loss before taxes	$(15,923)	$(18,928)	$(15,928)

        The (provision) benefit for income taxes consists of the following components:

	Years Ended September 30,
	2010	2011	2012
Current
Federal	$(5,312)	$(4,922)	$(1,661)
State	(149)	(259)	(59)
Foreign	—	—	—

Total current	(5,461)	(5,181)	(1,720)

Deferred
Federal	$(180)	$(1,680)	$(3,903)
State	157	119	(85)
Foreign	(10)	(10)	(9)

Total deferred	(33)	(1,571)	(3,997)

Change in valuation allowance	5,494	6,752	5,717

Total	$—	$—	$—

        The Company's deferred tax assets and liabilities consisted of the following:

	As of September 30,
	2011	2012
Property and equipment	$186	$150
Intangible assets	—	177
Deferred revenue	26	101
Accrued compensation	—	1,640
Share-based compensation	3,257	4,136
Accrued interest	—	657
Net operating loss carryforwards	26,306	28,022
Other	179	428

Deferred tax assets	29,954	35,311
Valuation allowance	(29,446)	(35,151)

Total deferred tax assets	508	160

Software	(456)	—
Convertible debt—beneficial conversion feature	—	(160)
Goodwill	—	(160)
Other	(52)	—

Total deferred tax liabilities	(508)	(320)

Net deferred tax liabilities	$—	$(160)

        The reconciliation of the statutory federal rate of 35.0% to the effective income tax rate for the years ended September 30, 2010, 2011 and 2012 is as follows:

	Years Ended September 30,
	2010	2011	2012
Tax provision (benefit) at the statutory rate	(35.0)%	(35.0)%	(35.0)%
State taxes, net of federal benefit	(1.1)	(1.8)	(1.2)
Other	1.6	1.1	0.3
Valuation allowance	34.5	35.7	35.9

Effective tax rate	0.0%	0.0%	0.0%

        As of September 30, 2012, the Company had federal and state net operating loss carry-forwards (after tax) of $26,029 and $1,993, respectively. Federal and state net operating loss carry-forwards expire beginning the year 2014 through the year 2031, the majority of which expire in excess of ten years.

        In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company considered the scheduled reversal of deferred tax liabilities, projected future taxable income, and certain distinct tax planning strategies in making this assessment. If changes occur in the assumption underlying the Company's tax planning strategies or in the scheduling of the reversal of the Company's deferred tax liabilities, the valuation allowance may need to be adjusted in the future. The Company has recorded a full valuation allowance against its deferred tax assets.

        The Company endeavors to comply with tax laws and regulations where it does business, but cannot guarantee that, if challenged, the Company's interpretation of all relevant tax laws and regulations will prevail and that all tax benefits recorded in the financial statements will ultimately be recognized in full. The Company has taken reasonable efforts to address uncertain tax positions, and has determined that there are no material transactions or material tax positions taken by the Company that would fail to meet the more-likely-than-not threshold for recognizing transactions or tax positions in the financial statements. Accordingly, the Company has not recorded a reserve for uncertain tax positions in the financial statements, and the Company does not expect any significant tax increase or decrease to occur within the next 12 months with respect to any transactions or tax positions taken and reflected in the financial statements. In making these determinations, the Company presumes that taxing authorities pursuing examinations of the Company's compliance with tax law filing requirements will have full knowledge of all relevant information, and, if necessary, the Company will pursue resolution of disputed tax positions by appeals or litigation.

Related Party Transactions	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

9. Related Party Transactions

        In 2009 the Company entered into an agreement with an entity that is also an investor in the Company. The agreement compensates the entity for customer referrals based on revenues generated by the Company related to those customers. A warrant to purchase 20,000 shares of our common stock was issued pursuant to the referral agreement in the year ended September 30, 2010. The Company is obligated under the referral agreement to issue to the entity warrants to purchase up to an additional 207,500 shares of common stock based on the achievement of various milestones. In addition, in 2010 the Company entered into a service agreement with the entity, pursuant to which it was paid $1,000 in advance for software development services to improve software owned by the entity. This payment was deferred and recognized as revenue as development services were provided. The deferred revenue balance accrues interest and is increased by a portion of the referral fees due to this entity; the remainder of the referral fees due is paid in cash. The deferred revenue balance was $655 and $844 as of September 30, 2012 and June 30, 2013, respectively. The Company also provides hosting services to the entity for a fixed annual fee.

        The Company maintains an operating account at a financial institution that is an investor in the Company. The banking relationship was established prior to the investment in the Company. The Company also holds a note payable with the same financial institution. The amount due on the note payable as of September 30, 2012 and June 30, 2013 was $10,719 and $10,469, respectively (see Note 4).

16. Related Party Transactions

        Included in the lease agreements described in Note 9 is the lease of the Company's Lake Bluff, Illinois offices, from a partnership that is an investor in the company, and of which certain partners are also investors in the Company. The lease was executed prior to the partnership's investment in the Company. Rent payments to the partnership were $197, $182 and $45 for the years ended September 30, 2010, 2011 and 2012, respectively.

        In 2009 the Company entered into an agreement with an entity that is also an investor in the Company. The agreement compensates the entity for customer referrals based on revenues generated by the Company related to those customers. A warrant to purchase 20 common shares of the Company was issued pursuant to the referral agreement in the year ended September 30, 2010. In addition, in 2010 the Company entered into a service agreement with the entity, pursuant to which it was paid $1,000 in advance for software development services to improve software owned by the entity. This payment was deferred and recognized as revenue as development services were provided. The deferred revenue balance accrues interest and is increased by a portion of the referral fees due to this entity; the remainder of the referral fees due is paid in cash. The deferred revenue balance was $538 and $655 as of September 30, 2011 and 2012, respectively. The Company also provides hosting services to the entity for a fixed annual fee.

        The Company maintains an operating account at a financial institution that is an investor in the Company. The banking relationship was established prior to the investment in the Company. The Company also holds a note payable with the same financial institution. The amount due on the note payable as of September 30, 2011 and 2012 was $11,219 and $10,719, respectively (see Note 8).

Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Subsequent Events
Subsequent Events	11. Subsequent Events The Company has evaluated subsequent events through September 10, 2013, the date on which the financial statements were issued.

17. Subsequent Events

        In October 2012, the Company established a joint venture with operations in Australia and New Zealand. Textura Australasia Pty. Ltd. The Company owns 50% and has control over the significant management activities of the joint venture, including final approval of the annual business plan and appointment of the CEO.

        In November 2012, the Company received notice from First Midwest Bank waiving, until December 31, 2013, the Company's requirement to comply with the debt service coverage ratio covenant at December 31, 2012.

        In December 2012, the Company received notice from a majority of the holders of its redeemable Series A-1 stock waiving the stockholder's right to require the Company to redeem the stock until October 2014.

        On December 31, 2012 holders of convertible debentures elected to convert their convertible debentures to common stock in accordance with the terms of the debenture agreement. The outstanding principal and interest as of December 31, 2012 was $12,393, which converted into 826 common shares and resulted in interest expense of $1,520 from unamortized debt discounts recognized upon conversion. As of December 31, 2012, $5,429 of convertible debentures remained outstanding.

        The Company has evaluated subsequent events through January 9, 2013, the date on which the financial statements were originally issued, and through April 5, 2013, the date on which the financial statements were reissued.

Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2012
Schedule II-Valuation and Qualifying Accounts
Schedule II-Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts

(in thousands)

Valuation allowance for Doubtful Accounts	Balance at beginning of period	Additions / Charges	Deductions(1)	Balance at end of period
Year ended September 30, 2010
Valuation allowance for doubtful accounts	$—	$—	$—	$—
Year ended September 30, 2011
Valuation allowance for doubtful accounts	—	24	—	24
Year ended September 30, 2011
Valuation allowance for doubtful accounts	24	59	(24)	59
(1)
Write-offs, net of recoveries

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

        These unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). In accordance with U.S. GAAP requirements for interim financial statements, these condensed consolidated financial statements do not include certain information and note disclosures that are normally included in annual financial statements prepared in conformity with U.S. GAAP. Accordingly, these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the notes thereto as of September 30, 2011 and 2012 and for each of the three years in the period ended September 30, 2012. In the Company's opinion, the condensed consolidated financial statements contain all adjustments (which are of a normal, recurring nature) necessary to present fairly, in all material respects, the financial position as of June 30, 2013 and the results of operations and cash flows for the nine months ended June 30, 2012 and 2013, in conformity with U.S. GAAP. Interim results may not be indicative of results that may be realized for the full year.

        In October 2012, the Company and Minter Ellison, a law firm in Australia, formed a joint venture, Textura Australasia, Pty. Ltd. (the "Joint Venture"), to offer the Company's construction collaboration software solutions to the Australia and New Zealand markets. Both parties contributed cash of $400, denominated in Australian dollars, for their respective 50% interests in the Joint Venture. The Company has consolidated the financial results of the Joint Venture because the Company has determined that the Joint Venture is a variable interest entity and that it is the primary beneficiary. The Company is the primary beneficiary of the Joint Venture due to its controlling financial interest through its authority with regard to hiring key employees and decision making of its central operations. Due to certain redemption provisions in the Joint Venture agreement, the Company has reflected Minter Ellison's financial interest as redeemable non-controlling interest in the condensed consolidated balance sheet at its redemption value.

        On March 28, 2013, the Company's Board of Directors declared a two-for-one stock split of the Company's common stock in the form of a stock dividend and approved an amendment to the Company's certificate of incorporation to increase the number of authorized shares of its common stock from 20,000 to 90,000. All numbers of shares and per share amounts in these condensed consolidated financial statements have been adjusted to reflect the two-for-one stock split on a retroactive basis. Stockholders' equity reflects the stock split by reclassifying from "Additional paid-in capital" to "Common stock" an amount equal to the par value of the additional shares arising from the split. The stock split was effective on May 20, 2013.

        On June 12, 2013, the Company completed the IPO of 5,750 shares of common stock, including 750 shares sold pursuant to the underwriters' option to purchase additional shares, at an offering price of $15.00 per share. The Company received proceeds from the IPO of $80,213, net of underwriting discounts and commissions of $6,037, but before other offering costs of $2,504. All outstanding shares of the Company's Series A-1 and Series A-2 preferred stock, including accrued dividends, the Submittal Exchange Holdings LLC Class A preferred units and the outstanding convertible debentures, including both principal and accrued paid-in-kind interest, were automatically converted to shares of common stock in connection with the IPO (see Note 10 for further details).

Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The consolidated financial statements include the accounts of Textura Corporation and its subsidiaries. All significant intercompany transactions are eliminated.

        On November 7, 2011, the Company obtained a controlling interest in Submittal Exchange Holdings, LLC ("Submittal Exchange Holdings"), which acquired Submittal Exchange, LLC ("Submittal Exchange") (see Note 3). The Company controls Submittal Exchange Holdings through its ownership of 100% of the voting class of units and its entitlement to make all decisions affecting Submittal Exchange Holdings with the exception of limited decision-making rights of the non-controlling interest holders that are protective in nature. The former shareholders of Submittal Exchange received Class A preferred units of Submittal Exchange Holdings, which are reflected as non-controlling interest in the consolidated financial statements. The Class A preferred units will automatically convert into Textura common shares on a 1:2 basis upon an initial public offering of Textura or a change in control of Textura or Submittal Exchange Holdings, at which time the non-controlling interest will be eliminated.

        On March 28, 2013, the Company's Board of Directors declared a two-for-one stock split of the Company's common stock in the form of a stock dividend and approved an amendment to the Company's certificate of incorporation to increase the number of authorized shares of its common stock from 20,000 to 90,000. All numbers of shares and per share amounts in these consolidated financial statements have been adjusted to reflect the two-for-one stock split on a retroactive basis. Stockholders' equity reflects the stock split by reclassifying from "Additional paid-in capital" to "Common stock" an amount equal to the par value of the additional shares arising from the split.

Use of Estimates

Use of Estimates

        The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The estimates and assumptions used in the accompanying financial statements are based upon management's evaluation of the relevant facts and circumstances at the balance sheet date. Actual results could differ from those estimates. Significant estimates are involved in the Company's revenue recognition, accounting for convertible debentures, depreciation, amortization and assumptions for share-based payments.

Cash and Cash Equivalents

Cash and Cash Equivalents

        The Company considers all unrestricted highly liquid investments with an initial maturity of three months or less to be cash equivalents. The Company maintains cash accounts in which the balances, at times, exceed the Federal Deposit Insurance Corporation limits. The Company has not experienced any losses in such accounts.

Restricted Cash

Restricted Cash

        The Company is required to maintain compensating cash balances with two financial institutions. These cash balances are set aside per provisions of contracts with these institutions and cannot be used in the daily operations of the business.

Revenue Recognition

Revenue Recognition

        For the Company's CPM, Submittal Exchange, and Greengrade solutions, the Company earns revenue from owners/developers, general contractors and architects in the form of project fees and monthly fees; and from subcontractors in the form of usage fees. For the Company's GradeBeam and PQM solutions, the Company earns revenue in the form of subscription fees. The Company's arrangements do not contain general rights of return and do not provide customers with the right to take possession of the software supporting the solutions and, as a result, are accounted for as service contracts.

        All of the Company's on-demand solutions include training and support. The Company evaluates whether the individual deliverables in its arrangements qualify as separate units of accounting. In order to treat deliverables in a multiple deliverable arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. In determining whether deliverables have standalone value, the Company considers whether solutions are sold to new customers without training and support, the nature of the training and support provided and the availability of the training and support from other vendors. The Company concluded that training and support do not have standalone value because they are never sold separately, do not have value to the customer without the solution and are not available from other vendors. Accordingly, the training and support are combined with the solution and treated as a single unit of accounting.

        The Company recognizes this revenue when there is evidence that an agreement exists with the customer and the customer has begun deriving benefit from use of the solution, the fee is fixed and determinable, delivery of services has occurred, and collection of payment from the project participant is reasonably assured. The Company recognizes project fees and usage fees ratably over the average estimated life of the project and contract, respectively, and recognizes subscription fees over the subscription period. The average estimated life of the project and contract is estimated by management based on periodic review and analysis of historical data. The applicable estimated life is based on the project or contract value falling within certain predetermined ranges, as well as the solution on which the project is being managed. The Company performs periodic reviews of actual project and contract data and revises estimates as necessary. Estimated project life durations range from 5 to 29 months, and estimated contract life durations range from 5 to 14 months. Subscription periods typically range from 6 to 24 months.

        For its PlanSwift solution, the Company earns revenue from the sale of software licenses and related maintenance and training. License revenue is recognized upon delivery of the license, maintenance revenue is recognized ratably over the period of the maintenance contract, which is generally one year, and training revenue is recognized when the services are delivered to the client. For multiple-element arrangements that include a perpetual license and either maintenance or both maintenance and training, the Company uses the residual method to determine the amount of license revenue to be recognized. Under the residual method, consideration is allocated to the undelivered elements based upon vendor-specific objective evidence of fair value ("VSOE") of those elements with the residual of the arrangement fee allocated to and recognized as license revenue. For subscription-based licenses, which include maintenance, the Company recognizes the subscription fees ratably over the subscription periods, which typically range from 1 to 6 months.

        The Company has established VSOE based on its historical pricing and discounting practices for maintenance and training when sold separately. In establishing VSOE, the Company requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The application of VSOE methodologies requires judgment, including the identification of individual elements in multiple element arrangements and whether there is VSOE of fair value for some or all elements.

Revenue Recognition

        For the Company's CPM, Submittal Exchange, and Greengrade solutions, the Company earns revenue from owners/developers, general contractors and architects in the form of project fees and monthly fees; and from subcontractors in the form of usage fees. For the Company's GradeBeam and PQM solutions, the Company earns revenue in the form of subscription fees. The Company's arrangements do not contain general rights of return and do not provide customers with the right to take possession of the software supporting the solutions and, as a result, are accounted for as service contracts.

        All of the Company's solutions include training and support. The Company evaluates whether the individual deliverables in its arrangements qualify as separate units of accounting. In order to treat deliverables in a multiple deliverable arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. In determining whether deliverables have standalone value, the Company considers whether solutions are sold to new customers without training and support, the nature of the training and support provided and the availability of the training and support from other vendors. The Company concluded that training and support do not have standalone value because they are never sold separately, do not have value to the customer without the solution and are not available from other vendors. Accordingly, the training and support are combined with the solution and treated as a single unit of accounting.

        The Company recognizes this revenue when there is evidence that an agreement exists with the customer and the customer has begun deriving benefit from use of the solution, the fee is fixed and determinable, delivery of our services has occurred, and collection of payment from the project participant is reasonably assured. The Company recognizes project fees and usage fees ratably over the average estimated life of the project and contract, respectively, and recognizes subscription fees over the subscription period. The average estimated life of the project and contract is estimated by management based on periodic review and analysis of historical data. The applicable estimated life is based on the project or contract value falling within certain predetermined ranges, as well as the solution on which the project is being managed. The Company performs periodic reviews of actual project and contract data and revises estimates as necessary. Estimated project life durations range from 5 to 28 months, and estimated contract life durations range from 5 to 11 months. Subscription periods typically range from 6 to 24 months.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

        The Company records an allowance for doubtful accounts for amounts due from customers that it does not expect to collect. The Company monitors its accounts receivable and updates the allowance for doubtful accounts when it becomes aware of changes in collectability. The Company estimates the allowance based on historical write-offs and recoveries, as well as aging trends. An allowance for doubtful accounts is maintained at a level management believes is sufficient to cover potential losses.

Property and Equipment

Property and Equipment

        Property and equipment are recorded at cost. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method.

        Amortization of leasehold improvements is computed using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements. Maintenance and repairs are charged to expense as incurred. The estimated useful lives of the assets are as follows:

Buildings	30 years
Computer equipment	2 years
Office furniture	5 years
Leasehold improvements	5 years
Source software	3 years

        The Company incurs costs, primarily consisting of employee-related and third-party contractor costs, to develop and maintain its source software. The Company expenses costs incurred during the planning and post-implementation phases of development of its solutions. During the solution development phase, costs incurred are capitalized. Capitalized software development costs are amortized over their estimated useful life of three years. These capitalized costs are reflected as source software and the amortization is charged to depreciation and amortization in the consolidated statements of operations. All software development costs incurred during the years ended September 30, 2010, 2011 and 2012 have been expensed.

Goodwill

Goodwill

        Goodwill represents the excess of the purchase price of an acquired business over the fair value of the net assets acquired. Goodwill is not amortized. The Company tests goodwill for impairment at the reporting unit level on an annual basis in the fourth quarter or whenever events or circumstances indicate that an impairment loss may have been incurred. The testing for impairment of goodwill involves a two step process. The first step involves a comparison of the fair value of a reporting unit with its carrying value, including goodwill. The Company uses an income approach, specifically a discounted cash flow model ("DCF model"), to determine the fair value of each reporting unit. The DCF model utilizes management's revenue and expense projections and as such involves significant assumptions as to revenue growth, operating costs and expenses, operating cash flows, as well as various assumptions for attrition, weighted average cost of capital and terminal growth. If the reporting unit's fair value is greater than its carrying value, the reporting unit's goodwill is not considered to be impaired. If the reporting unit's fair value is less than its carrying value, then the second step is performed to determine if the goodwill has been impaired. In the second step, the implied fair value of goodwill is determined by subtracting from the fair value of the reporting unit the sum of the fair values of all the net tangible and other intangible assets of the reporting unit, including those that may not have been previously recorded. A goodwill impairment charge would be recognized for the amount that the carrying value exceeds this implied fair value.

        The Company evaluated both qualitative and quantitative characteristics in determining its reporting units. Based on this evaluation, the Company determined that it has one reporting unit. Each of the components within this reporting unit was determined to have similar economic characteristics and therefore was aggregated. The Company reached this conclusion because the components of its reporting unit utilize a common distribution platform that enables sharing of resources and development across solutions, provide for the expansion of its suite of solutions to various stages of the construction process lifecycle to a similar customer base, and, in the long term, are expected to have comparable earnings before tax and interest percentages. The Company also believes that goodwill is recoverable from the overall operations given the economies of scale and leveraging capabilities of the various components.

Intangible Assets

Intangible Assets

        The Company's identifiable intangible assets consist of developed product technologies, customer relationships, trademarks and covenants not to compete. These assets have been acquired through acquisitions and were initially recorded at fair value. Identifiable intangible assets are amortized over their estimated useful lives using the straight-line method. The estimated useful lives of the assets are as follows:

Developed product technology	3 years
Customer relationships	10 years
Trademarks	3 - 5 years
Covenants not to compete	2 - 4 years

        The Company generally employs the income method to estimate the fair value of intangible assets, which is based on forecasts of the expected future cash flows attributable to the respective assets. Significant estimates and assumptions inherent in the valuations reflect a consideration of other marketplace participants, and include the amount and timing of future cash flows (including expected growth rates and profitability), the underlying product/service life cycles, economic barriers to entry and the discount rate applied to the cash flows.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

        The Company evaluates long-lived assets, including property and equipment, software and finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. Examples of such events or circumstances include, but are not limited to, significant underperformance relative to historical or projected future results, significant negative changes in the manner of use of the acquired assets in the Company's business, or material negative changes in relationships with significant customers. Recoverability is measured by a comparison of the carrying value to the future undiscounted net cash flows associated with the asset or asset group. If the carrying value exceeds the undiscounted cash flows, an impairment loss is recognized to the extent that the carrying value exceeds the fair value of the asset or asset group.

        During 2012, the actual operating results for GradeBeam met assumptions management used to determine the purchase price of the acquisition but underperformed compared to GradeBeam's revenue forecast at the time of acquisition. In preparing projected future results and analysis of recent actual results, the Company believed a triggering event had occurred requiring an impairment analysis. Our impairment analysis of GradeBeam's developed technology and customer relationship carrying values during the fourth quarter of 2012 indicated there was no impairment.

Segment Reporting

Segment Reporting

        The Company has one operating segment, providing on-demand business collaboration software solutions to the commercial construction industry. The Company's chief operating decision maker, the Chief Executive Officer, manages the Company's operations based on consolidated financial information for purposes of evaluating financial performance and allocating resources.

        The Company's revenues are principally generated in the United States, which accounted for 98.7%, 90.1%, and 89.9% of consolidated revenues for the years ended September 30, 2010, 2011, and 2012, respectively, with the remainder primarily from customers located in Canada. Including the revenues generated both directly from a client and from the subcontractors working on projects the client controls, our largest customer accounted for 14.8%, 13.4% and 10.8% of consolidated revenues in the years ended September 30, 2010, 2011 and 2012, respectively. No single customer accounted for 10% or more of the accounts receivable balance at September 30, 2012. As of September 30, 2011, two customers individually accounted for 13.8% and 10.7% of the accounts receivable balance. There are no significant assets outside of the United States.

Share-Based Compensation

Share-Based Compensation

        The Company recognizes share-based compensation on stock option grants to employees and directors in the consolidated statements of operations based on their grant date fair values. The grant date fair values of the Company's stock options are amortized over the awards' service periods on a straight-line basis. The Company also issues restricted stock units to employees and directors with performance conditions triggered by a change in control or completion of an initial public offering. As the Company determined that neither of these events was probable, there has been no compensation charged to operations for restricted stock units.

Income Taxes

Income Taxes

        The Company accounts for income taxes using an asset and liability approach, under which deferred assets and liabilities are recognized based upon anticipated future tax consequences attributable to differences between financial statement carrying values of assets and liabilities and their respective tax bases. A valuation allowance is established to reduce the carrying value of deferred tax assets if it is considered more likely than not that such assets will not be realized. Any change in the valuation allowance would be charged to income in the period such determination was made.

Convertible Debentures

Convertible Debentures

        The Company has issued convertible debentures with detachable warrants to purchase common stock. The Company evaluates features of the convertible debentures to determine whether embedded derivatives must be bifurcated and accounted for separately. Separately-accounted for derivative financial instruments are recorded at fair value as of the issuance date of the convertible debentures, as a debt discount, and remeasured to fair value as of each subsequent balance sheet date. The Company determines the fair value of the debt using a discounted cash flow analysis based on the stated interest rate of the debt and scheduled principal payments, applying the Company's incremental borrowing rate as the discount factor and the fair value of the detachable warrants using the Black-Scholes method. Proceeds remaining after recording any derivative financial instruments were allocated to the convertible debentures and the detachable warrants based on their relative fair values at the time of issuance. The unamortized debt discounts arising from separately-accounted for derivative financial instruments and the allocation of proceeds to the detachable warrants are amortized to interest expense from the issuance date through the various maturity dates of the convertible debentures.

        A beneficial conversion feature exists if, at the issuance date, the accounting conversion price of the convertible debenture is less than the fair value of the common stock into which it is convertible. The Company calculates the amount of any beneficial conversion feature as the difference between the fair value of common stock at the issuance date and the accounting conversion price, multiplied by the number of common shares the investor can receive under the terms of the agreement. The beneficial conversion feature is recorded as a reduction to the convertible debenture's net carrying value and is amortized over the period from the date of issuance to the maturity date of the convertible debenture.

Debt Issuance Costs

Debt Issuance Costs

        The Company incurred bank fees and loan filing costs and issued warrants in connection with loan origination or related amendments. These debt issuance costs are recorded in other assets and amortized to interest expense over the term of the related debt.

Accretion of Redeemable Series A-1 Preferred Stock

Accretion of Redeemable Series A-1 Preferred Stock

        The Company's redeemable Series A-1 preferred stock is redeemable at the election of the majority of the preferred stock holders beginning in October 2014. To the extent that redemption is requested, the holders will receive the greater of the fair value of the preferred stock at the time of redemption plus cumulative unpaid dividends, regardless if declared or undeclared, or the original issuance price plus cumulative unpaid dividends. The Company accretes the carrying value of the redeemable Series A-1 preferred stock to the redemption value each reporting period through a decrease or increase to additional paid-in capital. Upon completion of an initial public offering, the redeemable Series A-1 preferred stock will automatically convert to common shares at a fixed conversion rate of 1:2.84 and the Company will not record any further accretion.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

        Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurements are classified and disclosed in one of the following three categories:

  Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities;

  Level 2—Valuations based on other than quoted prices in active markets for identical assets and liabilities, quoted market prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

  Level 3—Valuations based on inputs that are generally unobservable and typically reflect management's estimate of assumptions that market participants would use in pricing the asset or liability.

        The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, restricted cash, accounts payable, and accrued expenses approximate fair value because of their short maturities. The carrying values of the bank loan payable, convertible debentures and notes payable approximate their fair values based on a comparison of the interest rate and terms of such debt to the rates and terms of similar debt available for each period.

        The Company determined that certain embedded features of the convertible debentures (see Note 3) were required to be bifurcated and accounted for as derivatives prior to the IPO. Derivative financial instruments, warrants and beneficial conversion features were recorded as a discount to the convertible debentures and were amortized to interest expense. In connection with the IPO and the automatic conversion of the convertible debentures to common stock, the Company wrote off the unamortized discounts and the derivative financial instruments (see Notes 3 and 10).

        In January and February 2013, in connection with a private placement of $6,750 of unsecured notes, the Company issued detachable warrants to purchase an aggregate of 86 shares of common stock with an exercise price equal to the greater of $13.92 and 90% of the price at which shares of common stock were offered in an IPO (see Note 5). The Company recorded the fair value of the warrants, calculated using the Black-Scholes model, as a discount to the notes and as a long-term liability since the exercise price was not fixed. In connection with the IPO, which fixed the exercise price, the fair value of the warrants of $435 was reclassified from other long-term liabilities to additional paid-in capital on the condensed consolidated balance sheet.

Fair Value of Financial Instruments

        Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurements are classified and disclosed in one of the following three categories:

  Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities;

  Level 2—Valuations based on other than quoted prices in active markets for identical assets and liabilities, quoted market prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

  Level 3—Valuations based on inputs that are generally unobservable and typically reflect management's estimate of assumptions that market participants would use in pricing the asset or liability.

        The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, restricted cash, accounts payable, and accrued expenses approximate fair value because of their short maturities. The carrying values of the bank loan payable and the convertible debentures approximate their fair values based on a comparison of the interest rate and terms of such debt to the rates and terms of similar debt available for each period.

        The Company determined that certain embedded features of the 2011 convertible debentures (see Note 7) were required to be bifurcated and accounted for as derivatives. The derivative financial instruments were initially recorded at fair value as of the issuance dates of the convertible debentures as a debt discount and are remeasured to fair value as of each subsequent balance sheet date. The fair value was determined using the binomial lattice pricing model.

        The Company determined the fair value using Level 3 inputs as follows:

	9/15/2011	10/24/2011	9/30/2012
Dividend yield	—	—	—
Volatility	40%	40%	40%
Risk-free rate	0.96%	1.07%	0.46%

        The following table sets forth a reconciliation of changes in the fair value of derivative financial instruments classified as liabilities:

	2011	2012
Balance as of October 1	$—	$153
Initial fair value recorded as debt discount	153	467
Change in fair value included in earnings	—	(181)

Balance as of September 30	$153	$439

Foreign Currency Transactions

Foreign Currency Transactions

        The functional currency of the Company is the United States Dollar. Asset and liability balances denominated in a foreign currency are remeasured to U.S. dollars at end-of-period exchange rates. Foreign currency income and expenses are remeasured at average exchange rates in effect during the period. Foreign currency translation differences have not been material to date and have been included in the statement of operations as incurred through the second quarter of the fiscal year ending September 30, 2013. Beginning in the quarter ended June 30, 2013, the Company recorded foreign currency translation differences in accumulated other comprehensive income (loss).

Foreign Currency Transactions

        The functional currency of the Company is the United States Dollar. Asset and liability balances denominated in a foreign currency are remeasured to U.S. dollars at end-of-period exchange rates. Foreign currency income and expenses are remeasured at average exchange rates in effect during the period. Foreign currency transaction differences are included in the statement of operations as incurred.

Net Income (Loss) Per Share

Net Loss Per Share

        Basic net loss per share available to Textura Corporation common stockholders is calculated by dividing the net loss available to Textura Corporation common stockholders by the weighted-average number of common shares outstanding, less any treasury shares, during the period.

        Prior to the completion of the IPO, in calculating net loss available to common stockholders, cumulative undeclared preferred stock dividends on the Series A-2 preferred stock and accretion in the redemption value of the redeemable Series A-1 preferred stock and redeemable non-controlling interest were deducted from net loss attributable to Textura Corporation stockholders. Although the redeemable Series A-1 preferred stock, Series A-2 preferred stock, and non-controlling interest were participating securities, there was no allocation of the Company's net losses to these participating securities under the two-class method because they were not contractually required to share in the Company's losses. Subsequent to the IPO, which resulted in the automatic conversion of the outstanding preferred stock into common stock, the Company only deducts the redeemable non-controlling interest accretion from net loss attributable to Textura Corporation stockholders.

        The following outstanding equity securities were excluded from the computation of diluted net loss per share available to Textura Corporation common stockholders as their inclusion would have been anti-dilutive:

	Nine Months Ended June 30,
	2012	2013
	(in thousands)
Conversion of redeemable or convertible preferred stock	5,564	—
Conversion of Submittal Exchange Holdings Class A preferred units	963	—
Outstanding Restricted stock units	622	696
Outstanding stock options	2,468	3,429
Outstanding common and preferred warrants	1,439	1,333

Total excluded securities	11,056	5,458

Net Income (Loss) Per Share

        Basic net income (loss) per share ("EPS") available to Textura Corporation common stockholders is calculated by dividing the net income (loss) available to Textura Corporation common stockholders by the weighted average number of common shares outstanding, less any treasury shares, during the period using the two-class method. This method is used for computing basic net income (loss) per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the company. Under the two-class method, net income (loss) is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings. The Company's redeemable Series A-1 preferred stock, Series A-2 preferred stock and non-controlling interest are participating securities, since the stockholders are entitled to share equally in dividends declared or the undistributed earnings of the Company with the common stockholders based on their equivalent common shares.

        In calculating net income (loss) available to common stockholders, cumulative undeclared preferred stock dividends on the Series A-2 preferred stock and accretion in the redemption value of the redeemable Series A-1 preferred stock are deducted from net income (loss) attributable to Textura Corporation. As the holders of the redeemable Series A-1 preferred stock, Series A-2 preferred stock and non-controlling interest were not contractually required to share in the Company's losses, in applying the two-class method to compute basic net loss per share there was no allocation of the Company's net losses to the participating securities for the years ended September 30, 2011 and 2012. For the year ended September 30, 2010, undistributed earnings were allocated to the preferred stockholders based on 5,524 equivalent common shares. Diluted EPS is calculated by giving effect to all potential common shares outstanding during the period, including redeemable and convertible preferred stock, convertible debentures, non-controlling interest, stock options, restricted stock units and warrants. Potential common shares in the diluted EPS calculation are excluded to the extent that they would be anti-dilutive.

        The computation of diluted net income (loss) per share available to Textura Corporation common stockholders for the year ended September 30, 2010 is as follows:

Year Ended September 30, 2010
Net income available to Textura Corporation common stockholders, basic and diluted	$1,893

Diluted weighted average shares:
Weighted average shares outstanding, basic	6,942
Add back: dilutive stock options	80
Add back: dilutive warrants	144

Weighted average shares used to compute diluted earnings per share	7,166

Net income per share available to Textura Corporation common stockholders, diluted	$0.26

        The following potential common shares were excluded from the computation of diluted net loss per share available to Textura Corporation common stockholders:

	Years Ended September 30,
	2010	2011	2012
Conversion of redeemable or convertible preferred stock	5,524	5,504	5,558
Conversion of Submittal Exchange Holdings Class A preferred units	—	—	963
Vesting of restricted stock units	232	348	630
Exercise of stock options	1,682	1,836	2,448
Exercise of common and preferred warrants	714	1,124	1,412
Conversion of convertible debentures	1,284	—	—

Total excluded securities	9,436	8,812	11,011

        Preferred stock, Submittal Exchange Holdings Class A preferred units and restricted stock units are considered contingently issuable common shares and accordingly would not be included in diluted EPS until the contingency has been met. The table also excludes conversion of 2011 Debentures (see Note 7), because the number of shares upon conversion cannot be calculated until an initial public offering.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

        In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment ("ASU 2011-08"), to simplify how entities test goodwill for impairment. ASU 2011-08 allows entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If a greater than 50% likelihood exists that the fair value is less than the carrying amount then a two-step goodwill impairment test as described in Topic 350 must be performed. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 but are eligible for early adoption. The Company does not believe adoption of this new guidance will have a significant impact on its consolidated financial statements.

        In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income ("ASU 2011-05"). ASU 2011-05 requires that all non-owner changes in shareholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No 2011-05 ("ASU 2011-12"). The amendments in ASU 2011-12 defer certain changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The adoption of ASU 2011-05 and ASU 2011-12 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 but is eligible for early adoption. The Company is evaluating the effect of the presentation options of ASU 2011-05 and ASU 2011-12 on its financial statement presentation of comprehensive income; however, based on the historical amounts recorded under other comprehensive income, the Company does not expect this standard will have a material impact on its consolidated financial statements.

        In May 2011, the FASB issued Accounting Standards Update No. 2011-04, "Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and IFRS. ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. The amendments are effective for the Company in fiscal year 2013. The Company does not believe adoption of this guidance will have a significant impact on its consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of estimated useful lives of the assets

Buildings	30 years
Computer equipment	2 years
Office furniture	5 years
Leasehold improvements	5 years
Source software	3 years

Schedule of estimated useful lives of the assets

Developed product technology	3 years
Customer relationships	10 years
Trademarks	3 - 5 years
Covenants not to compete	2 - 4 years

Schedule of valuation techniques to determine fair value using Level 3

	9/15/2011	10/24/2011	9/30/2012
Dividend yield	—	—	—
Volatility	40%	40%	40%
Risk-free rate	0.96%	1.07%	0.46%

Schedule of reconciliation of changes in the fair value of derivative financial instruments

	2011	2012
Balance as of October 1	$—	$153
Initial fair value recorded as debt discount	153	467
Change in fair value included in earnings	—	(181)

Balance as of September 30	$153	$439

Schedule of computation of diluted net income (loss) per share available to the entity's common stockholders

Year Ended September 30, 2010
Net income available to Textura Corporation common stockholders, basic and diluted	$1,893

Diluted weighted average shares:
Weighted average shares outstanding, basic	6,942
Add back: dilutive stock options	80
Add back: dilutive warrants	144

Weighted average shares used to compute diluted earnings per share	7,166

Net income per share available to Textura Corporation common stockholders, diluted	$0.26

Potential common shares excluded from the computation of diluted net loss per share

	Nine Months Ended June 30,
	2012	2013
	(in thousands)
Conversion of redeemable or convertible preferred stock	5,564	—
Conversion of Submittal Exchange Holdings Class A preferred units	963	—
Outstanding Restricted stock units	622	696
Outstanding stock options	2,468	3,429
Outstanding common and preferred warrants	1,439	1,333

Total excluded securities	11,056	5,458

	Years Ended September 30,
	2010	2011	2012
Conversion of redeemable or convertible preferred stock	5,524	5,504	5,558
Conversion of Submittal Exchange Holdings Class A preferred units	—	—	963
Vesting of restricted stock units	232	348	630
Exercise of stock options	1,682	1,836	2,448
Exercise of common and preferred warrants	714	1,124	1,412
Conversion of convertible debentures	1,284	—	—

Total excluded securities	9,436	8,812	11,011

Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012 GradeBeam and Submittal Exchange [Member]	Sep. 30, 2012 GradeBeam, LLC [Member]	Sep. 30, 2012 Submittal Exchange [Member]
Business Acquisition [Line Items]
Purchase price of acquisitions

The total purchase price has been allocated as follows:

Identifiable intangible assets	$4,570
Goodwill	5,988
Deferred revenue	(485)
Other current assets (liabilities), net	28

Net assets acquired	$10,101

Identifiable intangible assets	$3,970
Goodwill	6,945
Deferred revenue	(1,120)
Other current assets (liabilities), net	174

Net assets acquired	$9,969

Identifiable intangible assets	$5,550
Goodwill	11,004
Property and equipment	58
Deferred revenue	(1,640)
Other current assets (liabilities), net	383

Net assets acquired	$15,355

Summary of purchase price

A summary of the purchase price for the acquisition is as follows:

Cash consideration	$2,404
Payment of outstanding Submittal Exchange debt	403
Issuance of 482 Submittal Exchange Holdings Class A preferred units at $26.05 per unit	12,548

$15,355

A summary of the purchase price for the acquisition is as follows:

Cash consideration	$989
Notes payable to PlanSwift	1,214
Issuance of 539 shares of redeemable common stock	7,898

$10,101

Cash consideration	$2,404
Payment of outstanding Submittal Exchange debt	403
Issuance of 482 Submittal Exchange Holdings Class A preferred units at $26.05 per unit	12,548

$15,355

Unaudited pro forma consolidated statements of operations information

The following table contains unaudited pro forma consolidated statements of operations information assuming the acquisitions occurred on October 1, 2010 and includes adjustments for amortization of intangible assets and interest expense. This pro forma information is presented for illustrative purposes only and is not indicative of what actual results would have been if the acquisitions had taken place on October 1, 2010, or of future results.

Nine months ended June 30, 2012
Revenue	$15,848
Loss from operations	(13,670)
Net loss available to Textura Corporation common stockholders	(13,639)
Net loss per share, basic and diluted	$(1.60)

	Years Ended September 30,
	2011	2012
Revenue	$15,172	$22,167
Loss from operations	(14,985)	(17,653)
Net loss available to Textura Corporation common stockholders	(32,408)	(20,076)
Net loss per share, basic and diluted	$(4.39)	$(2.35)

Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Property and Equipment
Summary of property and equipment, at cost less accumulated depreciation

	September 30,
	2011	2012
Land	$4,276	$4,276
Computer equipment	2,584	2,280
Furniture and fixtures	1,058	1,240
Leasehold improvements	9	9
Building	14,806	14,880
Source software	4,457	4,503

	27,190	27,188
Less: Accumulated depreciation and amortization	(7,675)	(9,413)

	$19,515	$17,775

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill and Other Intangible Assets
Schedule of change in the carrying value of goodwill	The change in the carrying value of goodwill for the year ended September 30, 2012 is as follows:

Balance at beginning of year	$—
Acquisitions	17,949

$17,949

Schedule of carrying amount and accumulated amortization of identifiable intangible assets

The carrying amount and accumulated amortization of identifiable intangible assets consisted of the following as of September 30, 2012:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed product technologies	$2,640	$806	$1,834
Customer relationships	4,330	387	3,943
Trademarks	1,150	218	932
Covenants not to compete	1,400	387	1,013

	$9,520	$1,798	$7,722

Schedule of estimated amortization expense	The estimated amortization expense for the five succeeding years and thereafter at September 30, 2012 is as follows:

2013	$1,984
2014	1,845
2015	1,008
2016	669
2017	454
Thereafter	1,762

$7,722

Details of Certain Balance Sheet Accounts (Tables)	12 Months Ended
Sep. 30, 2012
Details of Certain Balance Sheet Accounts
Schedule of prepaid expenses and other current assets

	September 30,
	2011	2012
Restricted cash	$100	$200
Prepaid expenses	168	352
Other current assets	37	149

	$305	$701

Schedule of accrued expenses

	September 30,
	2011	2012
Accrued bonus	$3,810	$4,552
Accrued expenses	754	2,300
Lease payable	—	87

	$4,564	$6,939

Convertible Debentures (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Debt Disclosure [Abstract]
Convertible debenture activity

	Nine months ended June 30,
	2012	2013
Beginning balance:
Gross balance	$2,493	$18,328
Less: Discounts	(529)	(2,440)

	1,964	15,888
Proceeds:
To convertible debentures, before allocations	14,664	—
Allocated to detachable warrants	(1,660)	—
Allocated to beneficial conversion feature	(140)	—
Allocated to conversion option liability	(467)	—
Interest expense:
PIK interest	865	707
Amortization of debt discount	258	190
Recognition of unamortized debt discount upon conversion	—	2,250
Conversion:
Issuance of 826 common shares	—	(19,035)
Ending balance:
Gross balance	18,022	—
Less: Discounts	(2,538)	—

	$15,484	$—

	Years ended September 30,
	2010	2011	2012
Beginning balance:
Gross balance	$9,856	$19,101	$2,493
Less: Discounts	(4,442)	(5,625)	(529)

	5,414	13,476	1,964
Proceeds:
To convertible debentures, before allocations	8,419	5,465	14,664
Allocated to detachable warrants	(1,149)	(629)	(1,660)
Allocated to beneficial conversion feature	(186)	(96)	(140)
Allocated to conversion option liability	—	(153)	(467)
Interest expense:
PIK interest	827	1,384	1,171
Amortization of debt discount	152	247	355
Recognition of unamortized discount upon conversion (2009 Debentures)	—	4,615	—
Conversion:
Issuance of 1,602 common shares	—	(23,457)	—
Recognition of unamortized discount upon conversion to additional paid-in-capital (2010 Debentures)	—	1,112	—
Ending balance:
Gross balance	19,101	2,493	18,328
Less: Discounts	(5,625)	(529)	(2,440)

	$13,476	$1,964	$15,888

Loan Payable to Related Party (Tables)	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Schedule of principal repayments required under the loan agreement	The principal repayments required under the loan agreement for the four succeeding years at September 30, 2012 are as follows:

2013	$500
2014	500
2015	500
2016	9,219

$10,719

Exit Costs Related to Office Space (Tables)	12 Months Ended
Sep. 30, 2012
Exit Costs Related to Office Space
Schedule of reconciliation of the beginning and ending lease liability balance

The following is a reconciliation of the beginning and ending lease liability balance at September 30, 2011 and 2012:

	2011	2012
Beginning lease liability	$264	$71
Less: Lease payments	(182)	(59)
Less: Change in liability resulting from sublet space	(22)	(12)
Add: Accretion expense	11	—

Lease liability balance at September 30	$71	$—

Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments required under all of the Company's operating lease agreements

The following is a schedule of future minimum rental payments required under all of the Company's operating lease agreements for the years ending September 30:

2013	$342
2014	332
2015	292
2016	250
2017	98

$1,314

Share-Based Compensation to Employees (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of weighted average assumptions using the Black-Scholes option-pricing model

	2010	2011	2012
Expected dividend yield	—	—	—
Expected volatility	53.4%	50.5%	53.6%
Risk-free interest rate	2.46%	2.05%	1.00%
Expected term (years)	5.93	6.07	5.87

Summary of stock option activity

	Years Ended September 30,
	2010		2011		2012
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of period	1,318	$14.78	1,762	$14.20	1,836	$13.84
Granted	544	13.04	298	10.03	740	13.48
Exercised
Forfeited	(100)	15.47	(224)	11.59	(128)	13.42

Outstanding, end of period	1,762	14.20	1,836	13.84	2,448	13.76

Summary of stock options outstanding and exercisable

The following table summarizes stock options outstanding and exercisable at September 30, 2012:

	Outstanding			Exercisable
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Exercise price
$3.27 - $4.91	80	$3.50	4.04	80	$3.50	4.04
$9.82 - $11.45	446	10.03	8.31	198	10.03	8.13
$11.46 - $13.09	644	12.91	8.11	186	12.63	5.01
$14.73 - $16.36	1,278	16.13	5.97	1,084	16.26	5.51

	2,448	13.76	6.89	1,548	14.36	5.71

Share-based compensation expense reflected in the condensed consolidated statements of operations

	Nine months ended June 30,
	2012	2013
Cost of services	$151	$1,987
General and administrative	1,207	4,372
Sales and marketing	215	2,329
Technology and development	505	2,540

Total	$2,078	$11,228

	Years Ended September 30,
	2010	2011	2012
Cost of services	$222	$171	$203
General and administrative	1,249	955	1,588
Sales and marketing	357	(58)	298
Technology and development	297	400	587

Total	$2,125	$1,468	$2,676

Summary of RSU activity

	Years Ended September 30,
	2010		2011		2012
	RSUs	Weighted Average Grant Date Fair Value	RSUs	Weighted Average Grant Date Fair Value	RSUs	Weighted Average Grant Date Fair Value
Outstanding, beginning of period	232	$16.26	232	$16.26	348	$14.20
Granted	—	—	116	10.47	286	13.03
Vested	—	—	—	—	—	—
Forfeited	—	—	—	—	(4)	13.03

Outstanding, end of period	232	16.26	348	14.20	630	13.74

Warrants (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding

Warrants outstanding to purchase the Company's common stock as of June 30, 2013 were as follows:

	Vesting Date	Warrants Outstanding	Weighted Average Exercise Price
Fundraising	November 2007	24	$12.38
Convertible debenture	Various 2009	324	$16.26
Convertible debenture	Various 2010	398	$13.25
Referral Fees	June 2010	20	$13.25
Convertible debenture	May 2011	48	$16.26
Mortgage renewal	August 2011	20	$15.00
Convertible debenture	August 2011	32	$13.25
Convertible debenture	September 2011	56	$15.00
Convertible debenture	Various 2012	326	$15.00
Notes payable	Various 2013	86	$13.92

		1,334

Warrants outstanding as of September 30, 2012 were as follows:

	Share Class	Vesting Date	Warrants Granted	Warrants Exercised	Warrants Expired	Warrants Outstanding	Weighted Average Exercise Price
Fundraising	Common	Various 2005	2	—	2	—	$—
Fundraising	A-2 Preferred	Various 2006	59	—	—	59	7.00
Customers	A-2 Preferred	January 2006	3	—	3	—	—
Service providers	Common	August 2007	26	26	—	—	—
Fundraising	Common	November 2007	24	—	—	24	12.38
Convertible debenture	Common	Various 2009	324	—	—	324	16.26
Convertible debenture	Common	Various 2010	398	—	—	398	13.25
Referral Fees	Common	June 2010	20	—	—	20	13.25
Convertible debenture	Common	May 2011	48	—	—	48	16.26
Mortgage renewal	Common	August 2011	20	—	—	20	15.00
Convertible debenture	Common	August 2011	32	—	—	32	13.25
Convertible debenture	Common	September 2011	56	—	—	56	15.00
Convertible debenture	Common	Various 2012	326	—	—	326	15.00

			1,338	26	5	1,307	14.03

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes
Schedule of pretax loss

	Years Ended September 30,
	2010	2011	2012
Domestic	$(16,249)	$(18,853)	$(15,858)
Foreign	326	(75)	(70)

Loss before taxes	$(15,923)	$(18,928)	$(15,928)

Schedule of (provision) benefit for income taxes

	Years Ended September 30,
	2010	2011	2012
Current
Federal	$(5,312)	$(4,922)	$(1,661)
State	(149)	(259)	(59)
Foreign	—	—	—

Total current	(5,461)	(5,181)	(1,720)

Deferred
Federal	$(180)	$(1,680)	$(3,903)
State	157	119	(85)
Foreign	(10)	(10)	(9)

Total deferred	(33)	(1,571)	(3,997)

Change in valuation allowance	5,494	6,752	5,717

Total	$—	$—	$—

Schedule of deferred tax assets and liabilities

	As of September 30,
	2011	2012
Property and equipment	$186	$150
Intangible assets	—	177
Deferred revenue	26	101
Accrued compensation	—	1,640
Share-based compensation	3,257	4,136
Accrued interest	—	657
Net operating loss carryforwards	26,306	28,022
Other	179	428

Deferred tax assets	29,954	35,311
Valuation allowance	(29,446)	(35,151)

Total deferred tax assets	508	160

Software	(456)	—
Convertible debt—beneficial conversion feature	—	(160)
Goodwill	—	(160)
Other	(52)	—

Total deferred tax liabilities	(508)	(320)

Net deferred tax liabilities	$—	$(160)

Schedule of reconciliation of statutory federal rate to effective income tax rate

	Years Ended September 30,
	2010	2011	2012
Tax provision (benefit) at the statutory rate	(35.0)%	(35.0)%	(35.0)%
State taxes, net of federal benefit	(1.1)	(1.8)	(1.2)
Other	1.6	1.1	0.3
Valuation allowance	34.5	35.7	35.9

Effective tax rate	0.0%	0.0%	0.0%

Description of Business (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (169,910)	$ (141,252)	$ (125,325)

Summary of Significant Accounting Policies (Details)	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended				0 Months Ended
	Sep. 30, 2012 institution	Jun. 30, 2013	Sep. 30, 2011	Jun. 30, 2013 Minimum	Sep. 30, 2012 Minimum	Jun. 30, 2013 Maximum [Member]	Sep. 30, 2012 Maximum [Member]	Mar. 28, 2012 Common Stock [Member]	Mar. 28, 2013 Common Stock [Member]	Mar. 27, 2013 Common Stock [Member]	Mar. 26, 2012 Common Stock [Member]	Nov. 07, 2011 Submittal Exchange Holdings [Member]	Nov. 07, 2011 Submittal Exchange Holdings [Member] Class A Preferred Units [Member]
Schedule of Equity Method Investments [Line Items]
Voting interests acquired												100.00%
Shares issued upon conversion													0.5
Stock split, conversion ratio								2	2
Common stock, shares authorized	90,000,000	90,000,000	90,000,000					90,000,000	90,000,000	20,000,000	20,000,000
Number of financial institutions with whom the entity is required to maintain compensating cash balances	2
Estimated project life				5 months	5 months	29 months	28 months
Estimated contract life				5 months	5 months	14 months	11 months
Estimated subscription period				6 months	6 months	24 months	24 months

Summary Of Significant Accounting Policies (Details 2)	12 Months Ended
Sep. 30, 2012
Building
Property and Equipment
Estimated useful lives of the assets	30 years
Computer equipment
Property and Equipment
Estimated useful lives of the assets	2 years
Office furniture
Property and Equipment
Estimated useful lives of the assets	5 years
Leasehold improvements
Property and Equipment
Estimated useful lives of the assets	5 years
Source software
Property and Equipment
Estimated useful lives of the assets	3 years

Summary Of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Developed product technologies
Intangible Assets
Estimated useful lives of the assets		3 years
Assets impairment charges	$ 0
Customer relationships
Intangible Assets
Estimated useful lives of the assets		10 years
Assets impairment charges	$ 0
Trademarks | Minimum
Intangible Assets
Estimated useful lives of the assets		3 years
Trademarks | Maximum
Intangible Assets
Estimated useful lives of the assets		5 years
Covenants not to compete | Minimum
Intangible Assets
Estimated useful lives of the assets		2 years
Covenants not to compete | Maximum
Intangible Assets
Estimated useful lives of the assets		4 years

Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010
Accounting Policies [Abstract]
Number of operating segment			1
Summary of Significant Accounting Policies
Share-based compensation expense	$ 11,228	$ 2,078	$ 2,676	$ 1,468	$ 2,125
Redeemable Preferred Stock, Series A-1 [Member]
Summary of Significant Accounting Policies
Preferred stock conversion ratio			2.84
Restricted stock units
Summary of Significant Accounting Policies
Share-based compensation expense			$ 0
Consolidated revenues | Customer concentration risk | Customer one
Summary of Significant Accounting Policies
Concentration risk (as a percent)			10.80%	13.40%	14.80%
Accounts receivable | Customer concentration risk
Summary of Significant Accounting Policies
Number of customers			2
Accounts receivable | Customer concentration risk | Customer one
Summary of Significant Accounting Policies
Concentration risk (as a percent)			13.80%
Accounts receivable | Customer concentration risk | Customer two
Summary of Significant Accounting Policies
Concentration risk (as a percent)			10.70%
United States | Consolidated revenues | Geographic concentration risk
Summary of Significant Accounting Policies
Concentration risk (as a percent)			89.90%	90.10%	98.70%

Summary of Significant Accounting Policies (Details 5) (Level 3, Recurring, Derivative financial instruments, USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended
	Oct. 24, 2011	Sep. 15, 2011	Sep. 30, 2012	Sep. 30, 2011
Level 3 | Recurring | Derivative financial instruments
Assumption and methodology used to determine fair value
Dividend yield (as a percent)			0.00%
Volatility (as a percent)	40.00%	40.00%	40.00%
Risk-free rate (as a percent)	1.07%	0.96%	0.46%
Reconciliation of changes in the fair value of derivative financial instruments classified as liabilities
Fair value of derivative financial instruments, beginning balance			$ 153
Initial fair value recorded as debt discount			467	153
Change in fair value included in earnings			(181)
Fair value of derivative financial instruments, ending balance			$ 439	$ 153

Summary of Significant Accounting Policies (Details 6) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Accounting Policies [Abstract]
Net income available for allocation			$ 0	$ 0	$ 1,506
Number of equivalent common shares based on which undistributed earnings were allocated to the preferred stockholders					5,524
Diluted net income (loss) per share
Net income available to Textura Corporation common stockholders, basic and diluted	$ (39,925)	$ (13,344)	$ (19,780)	$ (30,894)	$ 1,893
Diluted weighted average shares:
Weighted average shares outstanding, basic			8,548	7,392	6,942
Add back: dilutive stock options (in shares)					80
Add back: dilutive warrants (in shares)					144
Weighted average shares used to compute diluted earnings per share			8,548	7,392	7,166
Net income per share available to the entity's common stockholders, diluted (in dollars per share)			$ (2.31)	$ (4.18)	$ 0.26
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	5,458	11,056	11,011	8,812	9,436
Redeemable or Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares			5,558	5,504	5,524
Preferred Class A [Member] | Submittal Exchange Holdings [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares			963
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	696	622	630	348	232
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	3,429	2,468	2,448	1,836	1,682
Common and Preferred Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	1,333	1,439	1,412	1,124	714
Convertible Debentures [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares					1,284

Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012	Oct. 19, 2011 GradeBeam, LLC [Member]
Business Acquisition [Line Items]
Aggregate purchase price			$ 9,969
Total purchase price allocation
Identifiable intangible assets			3,970
Goodwill	23,937	17,949	6,945
Deferred revenue			(1,120)
Other current assets (liabilities), net			174
Net assets acquired			$ 9,969

Acquisitions (Details 2) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012	Nov. 07, 2011 Submittal Exchange Holdings [Member]	Nov. 07, 2011 Submittal Exchange [Member]	Jan. 31, 2013 Submittal Exchange [Member] Class A Preferred Units [Member]	Nov. 07, 2011 Submittal Exchange [Member] Class A Preferred Units [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Other Than Liquidation Matters [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Liquidation Matters [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Class A Common Units [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Preferred Class A [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Class A Preferred Units [Member]	Nov. 07, 2011 Submittal Exchange Holdings [Member] Class A common units
Business Acquisition [Line Items]
Number of units acquired													85
Voting interests acquired			100.00%				18.30%	100.00%	15.00%
Shares converted into stock					0.5	0.5
Capital account basis threshold after pro-rata allocation of distributions and profits or losses for additional allocation			$ 0
Percentage used to determine allocation of distributions and profits										99.00%		1.00%
Purchase price for acquisition
Cash consideration				2,404,000			2,404,000
Liabilities assumed				403,000			403,000
Issuance of equity				12,548,000
Total purchase price				15,355,000
Shares issued in acquisition				482						0	482
Share price				$ 26.05
Total purchase price allocation
Identifiable intangible assets							5,550,000
Goodwill	23,937,000	17,949,000					11,004,000
Property and equipment							58,000
Deferred revenue							(1,640,000)
Other current assets (liabilities), net							383,000
Net assets acquired							$ 15,355,000

Acquisitions (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2012 GradeBeam and Submittal Exchange [Member]	Sep. 30, 2012 GradeBeam and Submittal Exchange [Member]	Sep. 30, 2011 GradeBeam and Submittal Exchange [Member]	Sep. 30, 2012 Submittal Exchange [Member]	Sep. 30, 2012 GradeBeam, LLC [Member]
Unaudited pro forma consolidated statements of operations information
Revenues	$ 15,848	$ 22,167	$ 15,172
Loss from operations	(13,670)	(17,653)	(14,985)
Net loss available to Textura Corporation common stockholders	(13,639)	(20,076)	(32,408)
Net loss per share, basic and diluted	$ (1.6)	$ (2.35)	$ (4.39)
Revenue				$ 2,812	$ 2,072

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2013
Property and equipment, at cost less accumulated depreciation
Property and equipment, at cost	$ 27,188	$ 27,190
Less: Accumulated depreciation and amortization	(9,413)	(7,675)
Property and equipment, at cost less accumulated depreciation	17,775	19,515		18,701
Depreciation	1,030	909	1,369
Land
Property and equipment, at cost less accumulated depreciation
Property and equipment, at cost	4,276	4,276
Computer equipment
Property and equipment, at cost less accumulated depreciation
Property and equipment, at cost	2,280	2,584
Furniture and fixtures
Property and equipment, at cost less accumulated depreciation
Property and equipment, at cost	1,240	1,058
Leasehold improvements
Property and equipment, at cost less accumulated depreciation
Property and equipment, at cost	9	9
Building
Property and equipment, at cost less accumulated depreciation
Property and equipment, at cost	14,880	14,806
Source software
Property and equipment, at cost less accumulated depreciation
Property and equipment, at cost	4,503	4,457
Amortization	$ 1,252	$ 1,252	$ 1,252

Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2013
Change in the carrying value of goodwill
Balance at beginning of year				$ 23,937
Acquisitions	17,949
Balance at end of year	17,949			23,937
Carrying amount and accumulated amortization of identifiable intangible assets
Gross Carrying Amount	9,520
Accumulated Amortization	1,798
Net Carrying Amount	7,722			10,221
Amortization expense related to identifiable intangible assets	1,798	0	0
Estimated amortization expense
2013	1,984
2014	1,845
2015	1,008
2016	669
2017	454
Thereafter	1,762
Total	7,722
Developed product technologies
Carrying amount and accumulated amortization of identifiable intangible assets
Gross Carrying Amount	2,640
Accumulated Amortization	806
Net Carrying Amount	1,834
Customer relationships
Carrying amount and accumulated amortization of identifiable intangible assets
Gross Carrying Amount	4,330
Accumulated Amortization	387
Net Carrying Amount	3,943
Trademarks
Carrying amount and accumulated amortization of identifiable intangible assets
Gross Carrying Amount	1,150
Accumulated Amortization	218
Net Carrying Amount	932
Covenants not to compete
Carrying amount and accumulated amortization of identifiable intangible assets
Gross Carrying Amount	1,400
Accumulated Amortization	387
Net Carrying Amount	$ 1,013

Details of Certain Balance Sheet Accounts (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Prepaid expenses and other current assets
Restricted cash		$ 200	$ 100
Prepaid expenses		352	168
Other current assets		149	37
Total prepaid expenses and other current assets	1,348	701	305
Accrued expenses
Accrued bonus		4,552	3,810
Accrued expenses		2,300	754
Lease payable		87
Total accrued expenses		$ 6,939	$ 4,564

Convertible Debentures (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2013 Convertible Debentures [Member]	Jun. 30, 2012 Convertible Debentures [Member]	Jun. 30, 2013 Convertible Debentures [Member]	Jun. 30, 2012 Convertible Debentures [Member]	Sep. 30, 2012 Convertible Debentures [Member]	Sep. 30, 2011 Convertible Debentures [Member]	Sep. 30, 2010 Convertible Debentures [Member]	Jun. 12, 2013 Convertible Debentures [Member]	Jun. 12, 2013 Convertible Debentures [Member] Common Stock [Member]	Dec. 31, 2012 Convertible Debentures [Member] Common Stock [Member]	Sep. 30, 2012 2009 Debentures	May 01, 2011 2009 Debentures	May 01, 2011 2009 Debentures Common Stock [Member]	Sep. 30, 2012 2010 Debentures	Aug. 01, 2011 2010 Debentures	Aug. 01, 2011 2010 Debentures Common Stock [Member]	Sep. 30, 2012 2011 Debentures
Debt Instrument [Line Items]
Proceeds from issuance of debenture			$ 0	$ 0	$ 0	$ 14,664	$ 14,664	$ 5,465	$ 8,419
Fair value of embedded derivatives	$ 439	$ 153					$ 467	$ 153
Stated interest rate (as a percent)			8.00%		8.00%		8.00%
Period for consecutive positive cashflow													3 months			6 months
Percentage of number of shares of common stock converted which equals to additional warrants issued													50.00%			50.00%
Maturity period					5 years								10 years			5 years			5 years
Conversion price (USD per share)										$ 15				$ 16.26			$ 13.25
Shares issued in debt conversion								1,602			443	826			740			862

Convertible Debentures (Details 2) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 12, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Convertible Debentures [Roll Forward]
Interest expense recognized					$ 4,505	$ 1,639	$ 2,205	$ 7,264	$ 1,623
Convertible Debentures [Member]
Convertible Debentures [Roll Forward]
Gross balance, beginning balance					18,328	2,493	2,493	19,101	9,856
Less: Discounts, beginning balance					(2,440)	(529)	(529)	(5,625)	(4,442)
Convertible debentures, net, beginning balance					15,888	1,964	1,964	13,476	5,414
Proceeds from convertible debentures, before allocations			0	0	0	14,664	14,664	5,465	8,419
Allocated to detachable warrants			0	0	0	(1,660)	(1,660)	(629)	(1,149)
Allocated to beneficial conversion feature			0	0	0	(140)	(140)	(96)	(186)
Allocated to conversion option liability			0	0	0	(467)	(467)	(153)
PIK interest	778
Issuance of common shares		(12,392)		0	(19,035)	0		(23,457)
Shares issued in debt conversion								1,602
Gross balance, ending balance			0	18,022	0	18,022	18,328	2,493	19,101
Less: Discounts, ending balance			0	(2,538)	0	(2,538)	(2,440)	(529)	(5,625)
Convertible debentures, net, ending balance			0	15,484	0	15,484	15,888	1,964	13,476
Interest expense recognized					3,147	1,123	1,526	6,588	979
Convertible Debentures [Member] | Interest Expense [Member]
Convertible Debentures [Roll Forward]
PIK interest					707	865	1,171	1,384	827
Amortization of debt discount					190	258	355	247	152
Recognition of unamortized debt discount upon conversion				0	2,250	0
2009 Debentures | Interest Expense [Member]
Convertible Debentures [Roll Forward]
Recognition of unamortized debt discount upon conversion								4,615
2010 Debentures
Convertible Debentures [Roll Forward]
Recognition of unamortized debt discount upon conversion to additional paid-in-capital								1,112
2009 and 2010 Debentures
Convertible Debentures [Roll Forward]
Interest expenses for warrants issued for conversion								$ 342

Loan Payable to Related Party (Details) (Financial Institution, Investor [Member], Line of Credit [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Line of Credit Facility [Line Items]
Semi-annual principal payment	$ 250	$ 250
Stated interest rate	5.50%	5.50%
Interest rate at period end	5.50%	5.50%	5.50%
Maximum borrowings outstanding for dividend and distribution restrictions	10,360	10,360
Number of consecutive months of positive earnings used to determine dividend and distribution restrictions	6 months	6 months
Principal repayments schedule
2013		500
2014		500
2015		500
2016		9,219
Convertible debentures, net, ending balance		10,719
Cash [Member]
Line of Credit Facility [Line Items]
Compensating balance	$ 1,000	$ 1,000
Maximum [Member]
Line of Credit Facility [Line Items]
Debt service coverage ratio	1.1	1.1
Minimum
Line of Credit Facility [Line Items]
Debt service coverage ratio	1	1
30 day LIBOR [Member]
Line of Credit Facility [Line Items]
Debt Instrument variable rate basis		30 day LIBOR
Variable interest rate	4.50%	4.50%

Exit Costs Related to Office Space (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Reconciliation of the beginning and ending lease liability balance
Beginning lease liability	$ 71	$ 264
Less: Lease payments	(59)	(182)
Less: Change in liability resulting from sublet space	(12)	(22)
Add: Accretion expense		11
Lease liability ending balance		$ 71

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010
Commitments and Contingencies Disclosure [Abstract]
Number of commercial buildings in which the entity leases office space	2
Rent expense, net of the change in liability	$ 258	$ 110	$ 94
Future minimum rental payments
2013	342
2014	332
2015	292
2016	250
2017	98
Total	$ 1,314

Preferred Stock (Details) (USD $)	12 Months Ended						9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Additional paid-in capital	Sep. 30, 2011 Additional paid-in capital	Sep. 30, 2010 Additional paid-in capital	Jun. 30, 2013 Redeemable Preferred Stock, Series A-1 [Member]	Sep. 30, 2012 Redeemable Preferred Stock, Series A-1 [Member] item action	Sep. 30, 2011 Redeemable Preferred Stock, Series A-1 [Member]	Jun. 30, 2013 Redeemable Preferred Stock, Series A-1 [Member] Additional paid-in capital	Sep. 30, 2012 Redeemable Preferred Stock, Series A-1 [Member] Additional paid-in capital	Sep. 30, 2011 Redeemable Preferred Stock, Series A-1 [Member] Additional paid-in capital	Sep. 30, 2012 Series A-2 Preferred Stock [Member]	Jun. 30, 2013 Series A-2 Preferred Stock [Member]	Sep. 30, 2011 Series A-2 Preferred Stock [Member]
Preferred stock
Preferred stock, shares authorized (In shares)	10,000,000
Preferred stock, par value (In dollars per share)	$ 0.001
Redeemable preferred stock, shares issued							0	1,015,000	1,015,000
Redeemable preferred stock, shares outstanding							0	1,015,000	1,015,000
Preferred stock, shares issued													805,000	0	805,000
Preferred stock, shares outstanding													805,000	0	805,000
Preferred stock, dividend percentage								6.00%					6.00%
Preferred stock, issue price per share (In dollars per share)								$ 9.94					$ 9.94
Preferred stock, cumulative unpaid dividends								$ 3,026,000	$ 2,421,000
Dividend declared (In dollars per share)													$ 0		$ 0
Preferred stock, liquidation preference (In dollars per share)								$ 9.94					$ 9.94
Preferred stock conversion ratio								2.84					2.84
Fair value preferred stock conversion feature													21,141,000
Number of board of directors that preference share holders entitled to present on board								1
Number of actions about whose success there is no assurance								1
Value of redeemable Series A-1 preferred stock							0	43,135,000	39,762,000
Amount that is multiplied by 2.84 to derive carrying value of redeemable preferred stock								7,000
Amount that is used as multiple to derive carrying value of redeemable preferred stock								2.84
Redeemable Series A-1 preferred accretion	$ 3,373,000	$ 11,486,000	$ (19,802,000)	$ 3,373,000	$ 11,486,000	$ (19,802,000)	$ 3,549,000			$ 3,549,000	$ 3,373,000	$ 11,486,000

Common Stock (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012 vote	Sep. 30, 2011
Common Stock
Common stock, shares authorized	90,000	90,000	90,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Votes per share of Common stock		1
Common stock, liquidation preference (in dollars per share)		$ 3.75

Share-Based Compensation to Employees (Details) (Stock options, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock options
Share-based compensation to employees
Award vesting period	4 years	4 years	4 years
Maximum expiration period	10 years
Weighted average grant date fair value (in dollars per share)	$ 6.39	$ 5.91	$ 6.49
Weighted average assumptions
Expected volatility (as a percent)	53.60%	50.50%	53.40%
Risk-free interest rate (as a percent)	1.00%	2.05%	2.46%
Expected term	5 years 10 months 13 days	6 years 25 days	5 years 11 months 5 days
Options
Outstanding, beginning of period (in shares)	1,836	1,762	1,318
Granted (in shares)	740	298	544
Forfeited (in shares)	(128)	(224)	(100)
Outstanding, end of period (in shares)	2,448	1,836	1,762
Weighted Average Exercise Price
Outstanding, beginning of period (in dollars per share)	$ 13.84	$ 14.2	$ 14.78
Granted (in dollars per share)	$ 13.48	$ 10.03	$ 13.04
Forfeited (in dollars per share)	$ 13.42	$ 11.59	$ 15.47
Outstanding, end of period (in dollars per share)	$ 13.76	$ 13.84	$ 14.2

Share-Based Compensation to Employees (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Additional disclosure
Share-based compensation expense	$ 11,228	$ 2,078	$ 2,676	$ 1,468	$ 2,125
Stock options
Options outstanding and exercisable
Outstanding - Options (in shares)			2,448
Outstanding - Weighted Average Exercise Price (in dollars per share)			$ 13.76
Outstanding - Weighted Average Remaining Contractual Life			6 years 10 months 20 days
Exercisable - Options (in shares)			1,548
Exercisable - Weighted Average Exercise Price (in dollars per share)			$ 14.36
Exercisable - Weighted Average Remaining Contractual Life			5 years 8 months 16 days
Additional disclosure
Intrinsic value of vested options			1,253
Intrinsic value of outstanding options			3,110
Total unrecognized compensation expense related to non-vested employee options			4,348
Weighted average period for recognition of unrecognized compensation expense			2 years 3 months 11 days
Share-based compensation expense			$ 2,676	$ 1,468	$ 2,125
$3.27 - $4.91 | Stock options
Options outstanding and exercisable
Exercise price per share, low end of range (in dollars per share)			$ 3.27
Exercise price per share, high end of range (in dollars per share)			$ 4.91
Outstanding - Options (in shares)			80
Outstanding - Weighted Average Exercise Price (in dollars per share)			$ 3.5
Outstanding - Weighted Average Remaining Contractual Life			4 years 14 days
Exercisable - Options (in shares)			80
Exercisable - Weighted Average Exercise Price (in dollars per share)			$ 3.5
Exercisable - Weighted Average Remaining Contractual Life			4 years 14 days
$9.82 - $11.45 | Stock options
Options outstanding and exercisable
Exercise price per share, low end of range (in dollars per share)			$ 9.82
Exercise price per share, high end of range (in dollars per share)			$ 11.45
Outstanding - Options (in shares)			446
Outstanding - Weighted Average Exercise Price (in dollars per share)			$ 10.03
Outstanding - Weighted Average Remaining Contractual Life			8 years 3 months 22 days
Exercisable - Options (in shares)			198
Exercisable - Weighted Average Exercise Price (in dollars per share)			$ 10.03
Exercisable - Weighted Average Remaining Contractual Life			8 years 1 month 17 days
$11.46- $13.09 | Stock options
Options outstanding and exercisable
Exercise price per share, low end of range (in dollars per share)			$ 11.46
Exercise price per share, high end of range (in dollars per share)			$ 13.09
Outstanding - Options (in shares)			644
Outstanding - Weighted Average Exercise Price (in dollars per share)			$ 12.91
Outstanding - Weighted Average Remaining Contractual Life			8 years 1 month 10 days
Exercisable - Options (in shares)			186
Exercisable - Weighted Average Exercise Price (in dollars per share)			$ 12.63
Exercisable - Weighted Average Remaining Contractual Life			5 years 4 days
$14.73 - $16.36 | Stock options
Options outstanding and exercisable
Exercise price per share, low end of range (in dollars per share)			$ 14.73
Exercise price per share, high end of range (in dollars per share)			$ 16.36
Outstanding - Options (in shares)			1,278
Outstanding - Weighted Average Exercise Price (in dollars per share)			$ 16.13
Outstanding - Weighted Average Remaining Contractual Life			5 years 11 months 19 days
Exercisable - Options (in shares)			1,084
Exercisable - Weighted Average Exercise Price (in dollars per share)			$ 16.26
Exercisable - Weighted Average Remaining Contractual Life			5 years 6 months 4 days

Share-Based Compensation to Employees (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended						9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 RSU	Sep. 30, 2011 RSU	Sep. 30, 2009 RSU	Jun. 30, 2013 Cost of Services	Jun. 30, 2012 Cost of Services	Sep. 30, 2012 Cost of Services	Sep. 30, 2011 Cost of Services	Sep. 30, 2010 Cost of Services	Jun. 30, 2013 General and Administrative	Jun. 30, 2012 General and Administrative	Sep. 30, 2012 General and Administrative	Sep. 30, 2011 General and Administrative	Sep. 30, 2010 General and Administrative	Jun. 30, 2013 Sales and Marketing	Jun. 30, 2012 Sales and Marketing	Sep. 30, 2012 Sales and Marketing	Sep. 30, 2011 Sales and Marketing	Sep. 30, 2010 Sales and Marketing	Jun. 30, 2013 Technology and Development	Jun. 30, 2012 Technology and Development	Sep. 30, 2012 Technology and Development	Sep. 30, 2011 Technology and Development	Sep. 30, 2010 Technology and Development
Share-based compensation to employees
Allocated share-based compensation expense	$ 11,228	$ 2,078	$ 2,676	$ 1,468	$ 2,125	$ 0			$ 1,987	$ 151	$ 203	$ 171	$ 222	$ 4,372	$ 1,207	$ 1,588	$ 955	$ 1,249	$ 2,329	$ 215	$ 298	$ (58)	$ 357	$ 2,540	$ 505	$ 587	$ 400	$ 297
Award vesting period						3 years
Vested and nonforfeitable (in shares)						274
Units
Outstanding, beginning of period (in shares)						348	232	232
Granted (in shares)						286	116
Forfeited (in shares)						(4)
Outstanding, end of period (in shares)						630	348	232
Weighted Average Grant Date Fair Value
Outstanding, beginning of period (in dollars per share)						$ 14.2	$ 16.26	$ 16.26
Granted (in dollars per share)						$ 13.03	$ 10.47
Forfeited (in dollars per share)						$ 13.03
Outstanding, end of period (in dollars per share)						$ 13.74	$ 14.2	$ 16.26

Warrants (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended																											12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Feb. 28, 2013 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Raising Capital Various 2005	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Raising Capital November 2007 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Raising Capital November 2007 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Service providers August 2007	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] Various 2009 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] Various 2009 [Member]	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] Various 2010 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] Various 2010 [Member]	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] May 2011 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] May 2011 [Member]	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] August 2011 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] August 2011 [Member]	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] September 2011 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] September 2011 [Member]	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] Various 2012 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] Various 2012 [Member]	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Referral Fee Program [Member] June 2010 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Referral Fee Program [Member] June 2010 [Member]	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Mortgage Renewal [Member] August 2011 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Mortgage Renewal [Member] August 2011 [Member]	Sep. 30, 2012 Warrant [Member] Series A-2 Preferred Stock [Member] Raising Capital Various 2006	Sep. 30, 2012 Warrant [Member] Series A-2 Preferred Stock [Member] Customers January 2006	Sep. 30, 2012 Warrants Issued to Customers and Non-employee Minimum	Sep. 30, 2012 Warrants Issued to Customers and Non-employee Maximum	Aug. 14, 2011 Warrants Issued to Services Providers	Sep. 30, 2010 Warrants Issued for Referral Fees	Sep. 30, 2012 Warrants Issued for Referral Fees	Sep. 30, 2011 Warrants Issued for Referral Fees	Sep. 30, 2012 Warrants Issued With Convertible Debentures	Sep. 30, 2011 Warrants Issued With Convertible Debentures	Sep. 30, 2010 Warrants Issued With Convertible Debentures	Sep. 30, 2011 Fully vested warrants issued in conjunction with the conversion of the 2009 and 2010 Debentures	Sep. 30, 2012 Fully vested warrants issued in conjunction with the conversion of the 2009 and 2010 Debentures Minimum	Sep. 30, 2012 Fully vested warrants issued in conjunction with the conversion of the 2009 and 2010 Debentures Maximum
Class of Warrant or Right [Line Items]
Expiration period																												5 years	7 years	10 years 1 month								5 years	10 years
Value of warrant	$ 435																														$ 67			$ 1,660	$ 969	$ 1,149
Fair value of the warrants recognized as interest expense			$ 454	$ 435																																	$ 340
Warrants granted (In shares)					1,338	2		24	26		324		398		48		32		56		326		20		20	59	3					0	0
Warrants Exercised (In shares)					26				26
Warrants Expired					5	2																					3
Warrants outstanding		1,334	86	86	1,307		24	24		324	324	398	398	48	48	32	32	56	56	326	326	20	20	20	20	59
Exercise price of warrants			13.92	13.92	14.03		12.38	12.38		16.26	16.26	13.25	13.25	16.26	16.26	13.25	13.25	15	15	15	15	13.25	13.25	15	15	7

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Pretax loss
Domestic			$ (15,858)	$ (18,853)	$ (16,249)
Foreign			(70)	(75)	326
Loss before taxes			(15,928)	(18,928)	(15,923)
Current
Federal			(1,661)	(4,922)	(5,312)
State			(59)	(259)	(149)
Total current			(1,720)	(5,181)	(5,461)
Deferred
Federal			(3,903)	(1,680)	(180)
State			(85)	119	157
Foreign			(9)	(10)	(10)
Total deferred			(3,997)	(1,571)	(33)
Change in valuation allowance			5,717	6,752	5,494
Total	226	0
Deferred tax assets
Property and equipment			150	186
Intangible assets			177
Deferred revenue			101	26
Accrued compensation			1,640
Share-based compensation			4,136	3,257
Accrued interest			657
Net operating loss carryforwards			28,022	26,306
Other			428	179
Deferred tax assets			35,311	29,954
Valuation allowance			(35,151)	(29,446)
Total deferred tax assets			160	508
Deferred tax liabilities
Software				(456)
Convertible debt- beneficial conversion feature			(160)
Goodwill			(160)
Other				(52)
Total deferred tax liabilities			(320)	(508)
Net deferred tax liabilities			(160)
Reconciliation of statutory federal rate of 35.0% to effective income tax rate
Tax provision (benefit) at the statutory rate (as a percent)			(35.00%)	(35.00%)	(35.00%)
State taxes, net of federal benefit (as a percent)			(1.20%)	(1.80%)	(1.10%)
Other (as a percent)			0.30%	1.10%	1.60%
Valuation allowance (as a percent)			35.90%	35.70%	34.50%
Effective tax rate (as a percent)			0.00%	0.00%	0.00%
Federal net operating loss carry-forwards (after tax)			26,029
State net operating loss carry-forwards (after tax)			$ 1,993
Operating loss carry-forwards expiration period			10 years

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	18 Months Ended	12 Months Ended	18 Months Ended							12 Months Ended
	Sep. 30, 2010 Investor [Member]	Jun. 30, 2010 Investor [Member]	Sep. 30, 2010 Investor [Member] Software Development [Member]	Jun. 30, 2010 Investor [Member] Software Development [Member]	Jun. 30, 2013 Investor [Member] Software Development [Member]	Sep. 30, 2012 Investor [Member] Software Development [Member]	Sep. 30, 2011 Investor [Member] Software Development [Member]	Jun. 30, 2013 Financial Institution, Investor [Member]	Sep. 30, 2012 Financial Institution, Investor [Member]	Sep. 30, 2011 Financial Institution, Investor [Member]	Sep. 30, 2012 Leasing partnership investor	Sep. 30, 2011 Leasing partnership investor	Sep. 30, 2010 Leasing partnership investor
Related Party Transaction [Line Items]
Rent payments to partnership											$ 45	$ 182	$ 197
Related Party Transaction, Warrants Issued for Referrals	20	20,000
Service agreement			1,000	1,000
Deferred revenue					844	655	538
Notes payable								$ 10,469	$ 10,719	$ 11,219

Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 Convertible debenture	Jun. 30, 2012 Convertible debenture	Jun. 30, 2013 Convertible debenture	Jun. 30, 2012 Convertible debenture	Sep. 30, 2011 Convertible debenture	Dec. 31, 2012 Subsequent event Convertible debenture	Oct. 31, 2012 Subsequent event Textura Australasia, Pty. Ltd. [Member]
Subsequent events
Ownership interest (as a percent)										50.00%
Debt Conversion, Converted Instrument, Including Paid-in-Kind Interest, Amount				$ 12,392	$ 0	$ 19,035	$ 0	$ 23,457	$ 12,393
Shares issued in debt conversion								1,602	826
Interest expense from unamortized debt discounts recognized upon conversion									1,520
Convertible debentures outstanding	$ 0	$ 15,888	$ 1,964						$ 5,429

Schedule II-Valuation and Qualifying Accounts (Details) (Valuation allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Valuation allowance for doubtful accounts
Valuation allowance for Doubtful Accounts
Balance at beginning of period	$ 24
Addition / Charges	59	24
Deduction	(24)
Balance at end of period	$ 59	$ 24

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012
Current assets
Cash and cash equivalents	$ 68,627	$ 4,174
Accounts receivable, net of allowance for doubtful accounts of $59 and $137 at September 30, 2012 and June 30, 2013, respectively	2,713	1,621
Prepaid expenses and other current assets	1,348	701
Total current assets	72,688	6,496
Property and equipment, net	18,701	17,775
Restricted cash	1,230	1,000
Goodwill	23,937	17,949
Intangible assets, net	10,221	7,722
Other assets	258	157
Total assets	127,035	51,099
Current liabilities
Accounts payable	2,114	1,055
Accrued expenses	7,059	6,852
Deferred revenue, short-term	17,061	12,793
Notes and leases payable, short-term	612	87
Loan payable to related party, short-term	500	500
Total current liabilities	27,346	21,287
Deferred revenue, long-term	1,704	1,373
Convertible debentures	0	15,888
Notes and leases payable, long-term	695	0
Loan payable to related party, long-term	9,969	10,219
Other long-term liabilities	405	599
Total liabilities	40,119	49,366
Contingencies (Note 6)
Redeemable non-controlling interest	366	0
Stockholders' equity (deficit)
Common stock, $.001 par value; 90,000 shares authorized; 8,992 and 23,260 shares issued and 8,570 and 22,799 shares outstanding at September 30, 2012 and June 30, 2013	23	9
Additional paid in capital	262,294	95,389
Treasury stock, at cost; 462 and 422 shares at June 30, 2013 and September 30, 2012	(5,831)	(5,231)
Accumulated other comprehensive loss	(26)	0
Accumulated deficit	(169,910)	(141,252)
Total Textura Corporation stockholders' equity (deficit)	86,550	(51,084)
Non-controlling interest	0	9,682
Total equity (deficit)	86,550	(41,402)
Total liabilities, redeemable securities and equity (deficit)	127,035	51,099
Redeemable Preferred Stock, Series A-1 [Member]
Current liabilities
Redeemable Series A-1 preferred stock, $.001 par value; 1,441 shares authorized and 1,015 shares issued and outstanding at September 30, 2012; no shares authorized, issued or outstanding at June 30 2013	0	43,135
Series A-2 Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock, value	0	1
Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock, value	$ 0	$ 0

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012
Allowance for doubtful accounts	$ 137	$ 59
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	23,260,000	8,992,000
Common stock, shares outstanding	22,799,000	8,570,000
Treasury stock, shares	462,000	422,000
Redeemable Preferred Stock, Series A-1 [Member]
Redeemable preferred stock, par value	$ 0.001	$ 0.001
Redeemable preferred stock, shares authorized	0	1,441,000
Redeemable preferred stock, shares issued	0	1,015,000
Redeemable preferred stock, shares outstanding	0	1,015,000
Series A-2 Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	1,058,000
Preferred stock, shares issued	0	805,000
Preferred stock, shares outstanding	0	805,000
Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenue	$ 24,681	$ 15,362
Operating expense
Cost of services (exclusive of depreciation and amortization shown separately below)	8,222	4,361
General and administrative	17,074	8,180
Sales and marketing	9,535	4,162
Technology and development	13,703	8,433
Depreciation and amortization	3,167	3,018
Total operating expense	51,701	28,154
Loss from operations	(27,020)	(12,792)
Other expense, net
Interest income	10	4
Interest expense	(4,505)	(1,639)
Change in fair value of conversion option liability	440	133
Total other expense, net	(4,055)	(1,502)
Loss before income taxes	(31,075)	(14,294)
Income tax provision	226	0
Net loss	(31,301)	(14,294)
Less: Net loss attributable to non-controlling interests	(2,643)	(1,966)
Net loss attributable to Textura Corporation	(28,658)	(12,328)
Accretion of redeemable securities	222	0
Net loss available to Textura Corporation common stockholders	(39,925)	(13,344)
Net loss per share available to Textura Corporation common stockholders, basic and diluted	$ (3.87)	$ (1.56)
Weighted-average number of common shares outstanding, basic and diluted	10,315	8,544
Redeemable Preferred Stock, Series A-1 [Member]
Other expense, net
Accretion of redeemable securities	3,549	656
Series A-2 Preferred Stock [Member]
Other expense, net
Dividends on Series A-2 preferred stock	335	360
Beneficial conversion of Series A-2 preferred stock	$ 7,161	$ 0

Condensed Consolidated Statement of Redeemable Non-Controlling Interest and Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Series A-1 preferred stock USD ($)	Series A-2 preferred stock USD ($)	Convertible A-1 and A-2 Preferred Stock [Member] USD ($)	Redeemable Common Stock [Member] USD ($)	Textura Corporation Stockholders' Equity (Deficit) [Member] USD ($)	Textura Corporation Stockholders' Equity (Deficit) [Member] Series A-1 preferred stock USD ($)	Textura Corporation Stockholders' Equity (Deficit) [Member] Series A-2 preferred stock USD ($)	Textura Corporation Stockholders' Equity (Deficit) [Member] Convertible A-1 and A-2 Preferred Stock [Member] USD ($)	Textura Corporation Stockholders' Equity (Deficit) [Member] Class A Preferred Units [Member] USD ($)	Textura Corporation Stockholders' Equity (Deficit) [Member] Redeemable Common Stock [Member] USD ($)	Series A-2 Preferred Stock [Member] USD ($)	Series A-2 Preferred Stock [Member] Series A-2 preferred stock	Series A-2 Preferred Stock [Member] Convertible A-1 and A-2 Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] Convertible A-1 and A-2 Preferred Stock [Member] USD ($)	Common Stock [Member] Class A Preferred Units [Member] USD ($)	Common Stock [Member] Redeemable Common Stock [Member]	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Series A-1 preferred stock USD ($)	Additional Paid-in Capital [Member] Series A-2 preferred stock USD ($)	Additional Paid-in Capital [Member] Convertible A-1 and A-2 Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Class A Preferred Units [Member] USD ($)	Additional Paid-in Capital [Member] Redeemable Common Stock [Member] USD ($)	Treasury Stock [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Non-Controlling Interest [Member] USD ($)	Non-Controlling Interest [Member] Class A Preferred Units [Member] USD ($)	Redeemable Preferred Stock, Series A-1 [Member] USD ($)	Redeemable Preferred Stock, Series A-1 [Member] Series A-1 preferred stock USD ($)	Redeemable Preferred Stock, Series A-1 [Member] Convertible A-1 and A-2 Preferred Stock [Member] USD ($)	Redeemable Common Stock [Member] USD ($)	Redeemable Common Stock [Member] USD ($)	Redeemable Non-Controlling Interest [Member] USD ($)
Stockholders' equity, beginning balance at Sep. 30, 2009	$ (38,402)					$ (38,402)						$ 1			$ 7				$ 57,295						$ (5,231)		$ (90,474)
Redeemable, beginning balance at Sep. 30, 2009																														48,078
Redeemable, beginning balance (shares) at Sep. 30, 2009																														1,015,000
Shares outstanding, beginning balance at Sep. 30, 2009												805,000			6,942,000
Changes in Redeemable Securities
Accretion to redemption value																														(19,802)
Changes Stockholders' Equity
Share-based compensation	2,125					2,125													2,125
Redeemable Series A-1 preferred accretion	19,802					19,802													19,802
Net loss	(15,923)					(15,923)																					(15,923)
Stockholders' equity, beginning balance at Sep. 30, 2010	(30,996)					(30,996)						1			7				80,624						(5,231)		(106,397)
Redeemable, ending balance at Sep. 30, 2010																														28,276
Redeemable, beginning balance (shares) at Sep. 30, 2010																														1,015,000
Shares outstanding, ending balance at Sep. 30, 2010												805,000			6,942,000
Changes in Redeemable Securities
Accretion to redemption value																														11,486
Changes Stockholders' Equity
Share-based compensation	1,468					1,468													1,468
Redeemable Series A-1 preferred accretion	(11,486)					(11,486)													(11,486)	(11,486)
Conversion of convertible debentures into common stock	22,346					22,346									2				22,344
Conversion of convertible debentures into common stock, shares															1,602,000
Net loss	(18,928)					(18,928)																					(18,928)
Stockholders' equity, beginning balance at Sep. 30, 2011	(36,422)					(36,422)						1			9				94,124						(5,231)		(125,325)
Redeemable, ending balance at Sep. 30, 2011																														39,762
Redeemable, beginning balance (shares) at Sep. 30, 2011		1,015,000																												1,015,000
Shares outstanding, ending balance at Sep. 30, 2011												805,000			8,544,000
Changes in Redeemable Securities
Accretion to redemption value																														3,373
Changes Stockholders' Equity
Share-based compensation	2,676					2,676													2,676
Redeemable Series A-1 preferred accretion	(3,373)					(3,373)													(3,373)	(3,373)
Net loss	(18,793)					(15,927)																					(15,927)	(2,866)
Stockholders' equity, beginning balance at Sep. 30, 2012	(41,402)					(51,084)						1			9				95,389						(5,231)	0	(141,252)	9,682
Redeemable, ending balance at Sep. 30, 2012																														43,135			0		0
Redeemable, beginning balance (shares) at Sep. 30, 2012		1,015,000																												1,015,000			0
Shares outstanding, ending balance at Sep. 30, 2012												805,000			8,570,000
Changes in Redeemable Securities
Conversion of Submittal Exchange Holdings Class A preferred units into common stock upon IPO																																			407
Acquisition of PlanSwift																																	7,898
Acquisition of PlanSwift, shares																																	539,000
Accretion to redemption value																															3,549				222
Conversion from temporary to permanent equity																																(46,684)		(7,898)
Conversion of A-1 preferred stock, shares																																(1,015,000)
Reclassification of redeemable common stock upon IPO																																		(539,000)
Net loss																																			(244)
Foreign currency translation																																			(19)
Changes Stockholders' Equity
Share-based compensation	11,228					11,228													11,228
Exercise of Series A-2 preferred stock warrants			412					412													412
Stock issued during period, value	77,709					77,709									6				77,703
Shares of stock issued													59,000		5,750,000
Redeemable Series A-1 preferred accretion		(3,549)					(3,549)													(3,549)
Conversion of convertible debentures into common stock	19,035					19,035									1				19,034
Conversion of convertible debentures into common stock, shares															1,269,000
Conversion of units	0			46,689	7,898				46,689	7,283	7,898			(1)		6	1					46,684	7,282	7,898					(7,283)
Conversion of units, shares														(864,000)		5,748,000	963,000	539,000
Fair value of warrants reclassified to equity upon IPO	435					435													435
Repurchase of common shares at cost	(600)					(600)																			(600)
Repurchase of common shares at cost, shares															(40,000)
Net loss	(31,057)					(28,658)									0												(28,658)	(2,399)
Foreign currency translation	(26)					(26)																				(26)
Redeemable non-controlling interest accretion	(222)					(222)													(222)
Stockholders' equity, beginning balance at Jun. 30, 2013	86,550					86,550						0			23				262,294						(5,831)	(26)	(169,910)	0
Redeemable, ending balance at Jun. 30, 2013																														$ 0			$ 0		$ 366
Redeemable, beginning balance (shares) at Jun. 30, 2013		0																												0			0
Shares outstanding, ending balance at Jun. 30, 2013												0			22,799,000

Condensed Consolidated Statement of Redeemable Non-Controlling Interest and Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Jun. 30, 2013
Statement of Stockholders' Equity [Abstract]
Deferred offering costs	$ 8,541

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities
Net loss	$ (31,301)	$ (14,294)
Depreciation and amortization	3,151	3,015
Non-cash interest expense	3,661	1,123
Change in fair value of conversion option liability	(440)	(133)
Share based compensation	11,228	2,077
Accounts receivable	(1,021)	(604)
Prepaid expenses and other assets	(397)	(191)
Deferred revenue, including long-term portion	4,114	4,418
Accounts payable	577	(3)
Accrued expenses and other	(806)	1,416
Net cash used in operating activities	(11,234)	(3,176)
Cash flows from investing activities
Increase in restricted cash	(230)	(100)
Purchases of property and equipment	(741)	(359)
Partner's investment in joint venture	407	0
Acquisitions of businesses, net of cash acquired	(989)	(12,349)
Net cash used in investing activities	(1,553)	(12,808)
Cash flows from financing activities
Principal payments on loan payable	(251)	(250)
Payments on capital leases	(128)	0
Proceeds from debt issuances	6,476	0
Repayments of debt	(7,964)	0
Proceeds from debentures	0	13,004
Proceeds from issuance of warrants	454	1,660
Proceeds from exercise of warrants	411	0
Deferred financing costs	(157)	0
Proceeds from issuance of common stock in IPO, net of underwriting discounts and commissions and other offering costs	79,038	0
Repurchase of common shares	(600)	0
Net cash provided by financing activities	77,279	14,414
Effect of change in foreign exchange rates on cash and cash equivalents	(39)	0
Net increase (decrease) in cash and cash equivalents	64,453	(1,570)
Cash and cash equivalents, beginning of period	4,174	5,941
Cash and cash equivalents, end of period	68,627	4,371
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	441	472
Accretion	222	0
Assets acquired under capital lease	903	0
Deferred offering and financing costs	1,328	0
Conversion of Submittal Exchange Holding Class A preferred units into common stock upon IPO	46,684	0
Issuance of common stock upon conversion of debentures	16,784	0
Conversion of Submittal Exchange Holdings Class A preferred units into common stock upon IPO	7,282	0
Reclassification of redeemable common stock upon IPO	7,898	0
Fair value of warrants reclassified to equity upon IPO	435	0
Redeemable Preferred Stock, Series A-1 [Member]
Supplemental Cash Flow Information [Abstract]
Accretion	3,549	656
Redeemable Non-Controlling Interest [Member]
Supplemental Cash Flow Information [Abstract]
Accretion	$ 222	$ 0

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

1. Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

        These unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). In accordance with U.S. GAAP requirements for interim financial statements, these condensed consolidated financial statements do not include certain information and note disclosures that are normally included in annual financial statements prepared in conformity with U.S. GAAP. Accordingly, these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the notes thereto as of September 30, 2011 and 2012 and for each of the three years in the period ended September 30, 2012. In the Company's opinion, the condensed consolidated financial statements contain all adjustments (which are of a normal, recurring nature) necessary to present fairly, in all material respects, the financial position as of June 30, 2013 and the results of operations and cash flows for the nine months ended June 30, 2012 and 2013, in conformity with U.S. GAAP. Interim results may not be indicative of results that may be realized for the full year.

        In October 2012, the Company and Minter Ellison, a law firm in Australia, formed a joint venture, Textura Australasia, Pty. Ltd. (the "Joint Venture"), to offer the Company's construction collaboration software solutions to the Australia and New Zealand markets. Both parties contributed cash of $400, denominated in Australian dollars, for their respective 50% interests in the Joint Venture. The Company has consolidated the financial results of the Joint Venture because the Company has determined that the Joint Venture is a variable interest entity and that it is the primary beneficiary. The Company is the primary beneficiary of the Joint Venture due to its controlling financial interest through its authority with regard to hiring key employees and decision making of its central operations. Due to certain redemption provisions in the Joint Venture agreement, the Company has reflected Minter Ellison's financial interest as redeemable non-controlling interest in the condensed consolidated balance sheet at its redemption value.

        On March 28, 2013, the Company's Board of Directors declared a two-for-one stock split of the Company's common stock in the form of a stock dividend and approved an amendment to the Company's certificate of incorporation to increase the number of authorized shares of its common stock from 20,000 to 90,000. All numbers of shares and per share amounts in these condensed consolidated financial statements have been adjusted to reflect the two-for-one stock split on a retroactive basis. Stockholders' equity reflects the stock split by reclassifying from "Additional paid-in capital" to "Common stock" an amount equal to the par value of the additional shares arising from the split. The stock split was effective on May 20, 2013.

        On June 12, 2013, the Company completed the IPO of 5,750 shares of common stock, including 750 shares sold pursuant to the underwriters' option to purchase additional shares, at an offering price of $15.00 per share. The Company received proceeds from the IPO of $80,213, net of underwriting discounts and commissions of $6,037, but before other offering costs of $2,504. All outstanding shares of the Company's Series A-1 and Series A-2 preferred stock, including accrued dividends, the Submittal Exchange Holdings LLC Class A preferred units and the outstanding convertible debentures, including both principal and accrued paid-in-kind interest, were automatically converted to shares of common stock in connection with the IPO (see Note 10 for further details).

Revenue Recognition

        For the Company's CPM, Submittal Exchange, and Greengrade solutions, the Company earns revenue from owners/developers, general contractors and architects in the form of project fees and monthly fees; and from subcontractors in the form of usage fees. For the Company's GradeBeam and PQM solutions, the Company earns revenue in the form of subscription fees. The Company's arrangements do not contain general rights of return and do not provide customers with the right to take possession of the software supporting the solutions and, as a result, are accounted for as service contracts.

        All of the Company's on-demand solutions include training and support. The Company evaluates whether the individual deliverables in its arrangements qualify as separate units of accounting. In order to treat deliverables in a multiple deliverable arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. In determining whether deliverables have standalone value, the Company considers whether solutions are sold to new customers without training and support, the nature of the training and support provided and the availability of the training and support from other vendors. The Company concluded that training and support do not have standalone value because they are never sold separately, do not have value to the customer without the solution and are not available from other vendors. Accordingly, the training and support are combined with the solution and treated as a single unit of accounting.

        The Company recognizes this revenue when there is evidence that an agreement exists with the customer and the customer has begun deriving benefit from use of the solution, the fee is fixed and determinable, delivery of services has occurred, and collection of payment from the project participant is reasonably assured. The Company recognizes project fees and usage fees ratably over the average estimated life of the project and contract, respectively, and recognizes subscription fees over the subscription period. The average estimated life of the project and contract is estimated by management based on periodic review and analysis of historical data. The applicable estimated life is based on the project or contract value falling within certain predetermined ranges, as well as the solution on which the project is being managed. The Company performs periodic reviews of actual project and contract data and revises estimates as necessary. Estimated project life durations range from 5 to 29 months, and estimated contract life durations range from 5 to 14 months. Subscription periods typically range from 6 to 24 months.

        For its PlanSwift solution, the Company earns revenue from the sale of software licenses and related maintenance and training. License revenue is recognized upon delivery of the license, maintenance revenue is recognized ratably over the period of the maintenance contract, which is generally one year, and training revenue is recognized when the services are delivered to the client. For multiple-element arrangements that include a perpetual license and either maintenance or both maintenance and training, the Company uses the residual method to determine the amount of license revenue to be recognized. Under the residual method, consideration is allocated to the undelivered elements based upon vendor-specific objective evidence of fair value ("VSOE") of those elements with the residual of the arrangement fee allocated to and recognized as license revenue. For subscription-based licenses, which include maintenance, the Company recognizes the subscription fees ratably over the subscription periods, which typically range from 1 to 6 months.

        The Company has established VSOE based on its historical pricing and discounting practices for maintenance and training when sold separately. In establishing VSOE, the Company requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The application of VSOE methodologies requires judgment, including the identification of individual elements in multiple element arrangements and whether there is VSOE of fair value for some or all elements.

Fair Value of Financial Instruments

        Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurements are classified and disclosed in one of the following three categories:

  Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities;

  Level 2—Valuations based on other than quoted prices in active markets for identical assets and liabilities, quoted market prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

  Level 3—Valuations based on inputs that are generally unobservable and typically reflect management's estimate of assumptions that market participants would use in pricing the asset or liability.

        The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, restricted cash, accounts payable, and accrued expenses approximate fair value because of their short maturities. The carrying values of the bank loan payable, convertible debentures and notes payable approximate their fair values based on a comparison of the interest rate and terms of such debt to the rates and terms of similar debt available for each period.

        The Company determined that certain embedded features of the convertible debentures (see Note 3) were required to be bifurcated and accounted for as derivatives prior to the IPO. Derivative financial instruments, warrants and beneficial conversion features were recorded as a discount to the convertible debentures and were amortized to interest expense. In connection with the IPO and the automatic conversion of the convertible debentures to common stock, the Company wrote off the unamortized discounts and the derivative financial instruments (see Notes 3 and 10).

        In January and February 2013, in connection with a private placement of $6,750 of unsecured notes, the Company issued detachable warrants to purchase an aggregate of 86 shares of common stock with an exercise price equal to the greater of $13.92 and 90% of the price at which shares of common stock were offered in an IPO (see Note 5). The Company recorded the fair value of the warrants, calculated using the Black-Scholes model, as a discount to the notes and as a long-term liability since the exercise price was not fixed. In connection with the IPO, which fixed the exercise price, the fair value of the warrants of $435 was reclassified from other long-term liabilities to additional paid-in capital on the condensed consolidated balance sheet.

Foreign Currency Transactions

        The functional currency of the Company is the United States Dollar. Asset and liability balances denominated in a foreign currency are remeasured to U.S. dollars at end-of-period exchange rates. Foreign currency income and expenses are remeasured at average exchange rates in effect during the period. Foreign currency translation differences have not been material to date and have been included in the statement of operations as incurred through the second quarter of the fiscal year ending September 30, 2013. Beginning in the quarter ended June 30, 2013, the Company recorded foreign currency translation differences in accumulated other comprehensive income (loss).

Comprehensive Income (Loss)

        The Company's comprehensive income (loss) is comprised of net income (loss) plus other comprehensive income (loss), which is comprised of foreign currency translation adjustments. For the nine months ended June 30, 2013, comprehensive loss was $31,346, of which $2,662 is attributable to the non-controlling interest.

Net Loss Per Share

        Basic net loss per share available to Textura Corporation common stockholders is calculated by dividing the net loss available to Textura Corporation common stockholders by the weighted-average number of common shares outstanding, less any treasury shares, during the period.

        Prior to the completion of the IPO, in calculating net loss available to common stockholders, cumulative undeclared preferred stock dividends on the Series A-2 preferred stock and accretion in the redemption value of the redeemable Series A-1 preferred stock and redeemable non-controlling interest were deducted from net loss attributable to Textura Corporation stockholders. Although the redeemable Series A-1 preferred stock, Series A-2 preferred stock, and non-controlling interest were participating securities, there was no allocation of the Company's net losses to these participating securities under the two-class method because they were not contractually required to share in the Company's losses. Subsequent to the IPO, which resulted in the automatic conversion of the outstanding preferred stock into common stock, the Company only deducts the redeemable non-controlling interest accretion from net loss attributable to Textura Corporation stockholders.

        The following outstanding equity securities were excluded from the computation of diluted net loss per share available to Textura Corporation common stockholders as their inclusion would have been anti-dilutive:

	Nine Months Ended June 30,
	2012	2013
	(in thousands)
Conversion of redeemable or convertible preferred stock	5,564	—
Conversion of Submittal Exchange Holdings Class A preferred units	963	—
Outstanding Restricted stock units	622	696
Outstanding stock options	2,468	3,429
Outstanding common and preferred warrants	1,439	1,333

Total excluded securities	11,056	5,458

2. Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The consolidated financial statements include the accounts of Textura Corporation and its subsidiaries. All significant intercompany transactions are eliminated.

        On November 7, 2011, the Company obtained a controlling interest in Submittal Exchange Holdings, LLC ("Submittal Exchange Holdings"), which acquired Submittal Exchange, LLC ("Submittal Exchange") (see Note 3). The Company controls Submittal Exchange Holdings through its ownership of 100% of the voting class of units and its entitlement to make all decisions affecting Submittal Exchange Holdings with the exception of limited decision-making rights of the non-controlling interest holders that are protective in nature. The former shareholders of Submittal Exchange received Class A preferred units of Submittal Exchange Holdings, which are reflected as non-controlling interest in the consolidated financial statements. The Class A preferred units will automatically convert into Textura common shares on a 1:2 basis upon an initial public offering of Textura or a change in control of Textura or Submittal Exchange Holdings, at which time the non-controlling interest will be eliminated.

        On March 28, 2013, the Company's Board of Directors declared a two-for-one stock split of the Company's common stock in the form of a stock dividend and approved an amendment to the Company's certificate of incorporation to increase the number of authorized shares of its common stock from 20,000 to 90,000. All numbers of shares and per share amounts in these consolidated financial statements have been adjusted to reflect the two-for-one stock split on a retroactive basis. Stockholders' equity reflects the stock split by reclassifying from "Additional paid-in capital" to "Common stock" an amount equal to the par value of the additional shares arising from the split.

Use of Estimates

        The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The estimates and assumptions used in the accompanying financial statements are based upon management's evaluation of the relevant facts and circumstances at the balance sheet date. Actual results could differ from those estimates. Significant estimates are involved in the Company's revenue recognition, accounting for convertible debentures, depreciation, amortization and assumptions for share-based payments.

Cash and Cash Equivalents

        The Company considers all unrestricted highly liquid investments with an initial maturity of three months or less to be cash equivalents. The Company maintains cash accounts in which the balances, at times, exceed the Federal Deposit Insurance Corporation limits. The Company has not experienced any losses in such accounts.

Restricted Cash

        The Company is required to maintain compensating cash balances with two financial institutions. These cash balances are set aside per provisions of contracts with these institutions and cannot be used in the daily operations of the business.

Revenue Recognition

        For the Company's CPM, Submittal Exchange, and Greengrade solutions, the Company earns revenue from owners/developers, general contractors and architects in the form of project fees and monthly fees; and from subcontractors in the form of usage fees. For the Company's GradeBeam and PQM solutions, the Company earns revenue in the form of subscription fees. The Company's arrangements do not contain general rights of return and do not provide customers with the right to take possession of the software supporting the solutions and, as a result, are accounted for as service contracts.

        All of the Company's solutions include training and support. The Company evaluates whether the individual deliverables in its arrangements qualify as separate units of accounting. In order to treat deliverables in a multiple deliverable arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. In determining whether deliverables have standalone value, the Company considers whether solutions are sold to new customers without training and support, the nature of the training and support provided and the availability of the training and support from other vendors. The Company concluded that training and support do not have standalone value because they are never sold separately, do not have value to the customer without the solution and are not available from other vendors. Accordingly, the training and support are combined with the solution and treated as a single unit of accounting.

        The Company recognizes this revenue when there is evidence that an agreement exists with the customer and the customer has begun deriving benefit from use of the solution, the fee is fixed and determinable, delivery of our services has occurred, and collection of payment from the project participant is reasonably assured. The Company recognizes project fees and usage fees ratably over the average estimated life of the project and contract, respectively, and recognizes subscription fees over the subscription period. The average estimated life of the project and contract is estimated by management based on periodic review and analysis of historical data. The applicable estimated life is based on the project or contract value falling within certain predetermined ranges, as well as the solution on which the project is being managed. The Company performs periodic reviews of actual project and contract data and revises estimates as necessary. Estimated project life durations range from 5 to 28 months, and estimated contract life durations range from 5 to 11 months. Subscription periods typically range from 6 to 24 months.

Allowance for Doubtful Accounts

        The Company records an allowance for doubtful accounts for amounts due from customers that it does not expect to collect. The Company monitors its accounts receivable and updates the allowance for doubtful accounts when it becomes aware of changes in collectability. The Company estimates the allowance based on historical write-offs and recoveries, as well as aging trends. An allowance for doubtful accounts is maintained at a level management believes is sufficient to cover potential losses.

Property and Equipment

        Property and equipment are recorded at cost. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method.

        Amortization of leasehold improvements is computed using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements. Maintenance and repairs are charged to expense as incurred. The estimated useful lives of the assets are as follows:

Buildings	30 years
Computer equipment	2 years
Office furniture	5 years
Leasehold improvements	5 years
Source software	3 years

        The Company incurs costs, primarily consisting of employee-related and third-party contractor costs, to develop and maintain its source software. The Company expenses costs incurred during the planning and post-implementation phases of development of its solutions. During the solution development phase, costs incurred are capitalized. Capitalized software development costs are amortized over their estimated useful life of three years. These capitalized costs are reflected as source software and the amortization is charged to depreciation and amortization in the consolidated statements of operations. All software development costs incurred during the years ended September 30, 2010, 2011 and 2012 have been expensed.

Goodwill

        Goodwill represents the excess of the purchase price of an acquired business over the fair value of the net assets acquired. Goodwill is not amortized. The Company tests goodwill for impairment at the reporting unit level on an annual basis in the fourth quarter or whenever events or circumstances indicate that an impairment loss may have been incurred. The testing for impairment of goodwill involves a two step process. The first step involves a comparison of the fair value of a reporting unit with its carrying value, including goodwill. The Company uses an income approach, specifically a discounted cash flow model ("DCF model"), to determine the fair value of each reporting unit. The DCF model utilizes management's revenue and expense projections and as such involves significant assumptions as to revenue growth, operating costs and expenses, operating cash flows, as well as various assumptions for attrition, weighted average cost of capital and terminal growth. If the reporting unit's fair value is greater than its carrying value, the reporting unit's goodwill is not considered to be impaired. If the reporting unit's fair value is less than its carrying value, then the second step is performed to determine if the goodwill has been impaired. In the second step, the implied fair value of goodwill is determined by subtracting from the fair value of the reporting unit the sum of the fair values of all the net tangible and other intangible assets of the reporting unit, including those that may not have been previously recorded. A goodwill impairment charge would be recognized for the amount that the carrying value exceeds this implied fair value.

        The Company evaluated both qualitative and quantitative characteristics in determining its reporting units. Based on this evaluation, the Company determined that it has one reporting unit. Each of the components within this reporting unit was determined to have similar economic characteristics and therefore was aggregated. The Company reached this conclusion because the components of its reporting unit utilize a common distribution platform that enables sharing of resources and development across solutions, provide for the expansion of its suite of solutions to various stages of the construction process lifecycle to a similar customer base, and, in the long term, are expected to have comparable earnings before tax and interest percentages. The Company also believes that goodwill is recoverable from the overall operations given the economies of scale and leveraging capabilities of the various components.

Intangible Assets

        The Company's identifiable intangible assets consist of developed product technologies, customer relationships, trademarks and covenants not to compete. These assets have been acquired through acquisitions and were initially recorded at fair value. Identifiable intangible assets are amortized over their estimated useful lives using the straight-line method. The estimated useful lives of the assets are as follows:

Developed product technology	3 years
Customer relationships	10 years
Trademarks	3 - 5 years
Covenants not to compete	2 - 4 years

        The Company generally employs the income method to estimate the fair value of intangible assets, which is based on forecasts of the expected future cash flows attributable to the respective assets. Significant estimates and assumptions inherent in the valuations reflect a consideration of other marketplace participants, and include the amount and timing of future cash flows (including expected growth rates and profitability), the underlying product/service life cycles, economic barriers to entry and the discount rate applied to the cash flows.

Impairment of Long-Lived Assets

        The Company evaluates long-lived assets, including property and equipment, software and finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. Examples of such events or circumstances include, but are not limited to, significant underperformance relative to historical or projected future results, significant negative changes in the manner of use of the acquired assets in the Company's business, or material negative changes in relationships with significant customers. Recoverability is measured by a comparison of the carrying value to the future undiscounted net cash flows associated with the asset or asset group. If the carrying value exceeds the undiscounted cash flows, an impairment loss is recognized to the extent that the carrying value exceeds the fair value of the asset or asset group.

        During 2012, the actual operating results for GradeBeam met assumptions management used to determine the purchase price of the acquisition but underperformed compared to GradeBeam's revenue forecast at the time of acquisition. In preparing projected future results and analysis of recent actual results, the Company believed a triggering event had occurred requiring an impairment analysis. Our impairment analysis of GradeBeam's developed technology and customer relationship carrying values during the fourth quarter of 2012 indicated there was no impairment.

Segment Reporting

        The Company has one operating segment, providing on-demand business collaboration software solutions to the commercial construction industry. The Company's chief operating decision maker, the Chief Executive Officer, manages the Company's operations based on consolidated financial information for purposes of evaluating financial performance and allocating resources.

        The Company's revenues are principally generated in the United States, which accounted for 98.7%, 90.1%, and 89.9% of consolidated revenues for the years ended September 30, 2010, 2011, and 2012, respectively, with the remainder primarily from customers located in Canada. Including the revenues generated both directly from a client and from the subcontractors working on projects the client controls, our largest customer accounted for 14.8%, 13.4% and 10.8% of consolidated revenues in the years ended September 30, 2010, 2011 and 2012, respectively. No single customer accounted for 10% or more of the accounts receivable balance at September 30, 2012. As of September 30, 2011, two customers individually accounted for 13.8% and 10.7% of the accounts receivable balance. There are no significant assets outside of the United States.

Share-Based Compensation

        The Company recognizes share-based compensation on stock option grants to employees and directors in the consolidated statements of operations based on their grant date fair values. The grant date fair values of the Company's stock options are amortized over the awards' service periods on a straight-line basis. The Company also issues restricted stock units to employees and directors with performance conditions triggered by a change in control or completion of an initial public offering. As the Company determined that neither of these events was probable, there has been no compensation charged to operations for restricted stock units.

Income Taxes

        The Company accounts for income taxes using an asset and liability approach, under which deferred assets and liabilities are recognized based upon anticipated future tax consequences attributable to differences between financial statement carrying values of assets and liabilities and their respective tax bases. A valuation allowance is established to reduce the carrying value of deferred tax assets if it is considered more likely than not that such assets will not be realized. Any change in the valuation allowance would be charged to income in the period such determination was made.

Convertible Debentures

        The Company has issued convertible debentures with detachable warrants to purchase common stock. The Company evaluates features of the convertible debentures to determine whether embedded derivatives must be bifurcated and accounted for separately. Separately-accounted for derivative financial instruments are recorded at fair value as of the issuance date of the convertible debentures, as a debt discount, and remeasured to fair value as of each subsequent balance sheet date. The Company determines the fair value of the debt using a discounted cash flow analysis based on the stated interest rate of the debt and scheduled principal payments, applying the Company's incremental borrowing rate as the discount factor and the fair value of the detachable warrants using the Black-Scholes method. Proceeds remaining after recording any derivative financial instruments were allocated to the convertible debentures and the detachable warrants based on their relative fair values at the time of issuance. The unamortized debt discounts arising from separately-accounted for derivative financial instruments and the allocation of proceeds to the detachable warrants are amortized to interest expense from the issuance date through the various maturity dates of the convertible debentures.

        A beneficial conversion feature exists if, at the issuance date, the accounting conversion price of the convertible debenture is less than the fair value of the common stock into which it is convertible. The Company calculates the amount of any beneficial conversion feature as the difference between the fair value of common stock at the issuance date and the accounting conversion price, multiplied by the number of common shares the investor can receive under the terms of the agreement. The beneficial conversion feature is recorded as a reduction to the convertible debenture's net carrying value and is amortized over the period from the date of issuance to the maturity date of the convertible debenture.

Debt Issuance Costs

        The Company incurred bank fees and loan filing costs and issued warrants in connection with loan origination or related amendments. These debt issuance costs are recorded in other assets and amortized to interest expense over the term of the related debt.

Accretion of Redeemable Series A-1 Preferred Stock

        The Company's redeemable Series A-1 preferred stock is redeemable at the election of the majority of the preferred stock holders beginning in October 2014. To the extent that redemption is requested, the holders will receive the greater of the fair value of the preferred stock at the time of redemption plus cumulative unpaid dividends, regardless if declared or undeclared, or the original issuance price plus cumulative unpaid dividends. The Company accretes the carrying value of the redeemable Series A-1 preferred stock to the redemption value each reporting period through a decrease or increase to additional paid-in capital. Upon completion of an initial public offering, the redeemable Series A-1 preferred stock will automatically convert to common shares at a fixed conversion rate of 1:2.84 and the Company will not record any further accretion.

Fair Value of Financial Instruments

        Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurements are classified and disclosed in one of the following three categories:

  Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities;

  Level 2—Valuations based on other than quoted prices in active markets for identical assets and liabilities, quoted market prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

  Level 3—Valuations based on inputs that are generally unobservable and typically reflect management's estimate of assumptions that market participants would use in pricing the asset or liability.

        The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, restricted cash, accounts payable, and accrued expenses approximate fair value because of their short maturities. The carrying values of the bank loan payable and the convertible debentures approximate their fair values based on a comparison of the interest rate and terms of such debt to the rates and terms of similar debt available for each period.

        The Company determined that certain embedded features of the 2011 convertible debentures (see Note 7) were required to be bifurcated and accounted for as derivatives. The derivative financial instruments were initially recorded at fair value as of the issuance dates of the convertible debentures as a debt discount and are remeasured to fair value as of each subsequent balance sheet date. The fair value was determined using the binomial lattice pricing model.

        The Company determined the fair value using Level 3 inputs as follows:

	9/15/2011	10/24/2011	9/30/2012
Dividend yield	—	—	—
Volatility	40%	40%	40%
Risk-free rate	0.96%	1.07%	0.46%

        The following table sets forth a reconciliation of changes in the fair value of derivative financial instruments classified as liabilities:

	2011	2012
Balance as of October 1	$—	$153
Initial fair value recorded as debt discount	153	467
Change in fair value included in earnings	—	(181)

Balance as of September 30	$153	$439

Foreign Currency Transactions

        The functional currency of the Company is the United States Dollar. Asset and liability balances denominated in a foreign currency are remeasured to U.S. dollars at end-of-period exchange rates. Foreign currency income and expenses are remeasured at average exchange rates in effect during the period. Foreign currency transaction differences are included in the statement of operations as incurred.

Net Income (Loss) Per Share

        Basic net income (loss) per share ("EPS") available to Textura Corporation common stockholders is calculated by dividing the net income (loss) available to Textura Corporation common stockholders by the weighted average number of common shares outstanding, less any treasury shares, during the period using the two-class method. This method is used for computing basic net income (loss) per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the company. Under the two-class method, net income (loss) is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings. The Company's redeemable Series A-1 preferred stock, Series A-2 preferred stock and non-controlling interest are participating securities, since the stockholders are entitled to share equally in dividends declared or the undistributed earnings of the Company with the common stockholders based on their equivalent common shares.

        In calculating net income (loss) available to common stockholders, cumulative undeclared preferred stock dividends on the Series A-2 preferred stock and accretion in the redemption value of the redeemable Series A-1 preferred stock are deducted from net income (loss) attributable to Textura Corporation. As the holders of the redeemable Series A-1 preferred stock, Series A-2 preferred stock and non-controlling interest were not contractually required to share in the Company's losses, in applying the two-class method to compute basic net loss per share there was no allocation of the Company's net losses to the participating securities for the years ended September 30, 2011 and 2012. For the year ended September 30, 2010, undistributed earnings were allocated to the preferred stockholders based on 5,524 equivalent common shares. Diluted EPS is calculated by giving effect to all potential common shares outstanding during the period, including redeemable and convertible preferred stock, convertible debentures, non-controlling interest, stock options, restricted stock units and warrants. Potential common shares in the diluted EPS calculation are excluded to the extent that they would be anti-dilutive.

        The computation of diluted net income (loss) per share available to Textura Corporation common stockholders for the year ended September 30, 2010 is as follows:

Year Ended September 30, 2010
Net income available to Textura Corporation common stockholders, basic and diluted	$1,893

Diluted weighted average shares:
Weighted average shares outstanding, basic	6,942
Add back: dilutive stock options	80
Add back: dilutive warrants	144

Weighted average shares used to compute diluted earnings per share	7,166

Net income per share available to Textura Corporation common stockholders, diluted	$0.26

        The following potential common shares were excluded from the computation of diluted net loss per share available to Textura Corporation common stockholders:

	Years Ended September 30,
	2010	2011	2012
Conversion of redeemable or convertible preferred stock	5,524	5,504	5,558
Conversion of Submittal Exchange Holdings Class A preferred units	—	—	963
Vesting of restricted stock units	232	348	630
Exercise of stock options	1,682	1,836	2,448
Exercise of common and preferred warrants	714	1,124	1,412
Conversion of convertible debentures	1,284	—	—

Total excluded securities	9,436	8,812	11,011

        Preferred stock, Submittal Exchange Holdings Class A preferred units and restricted stock units are considered contingently issuable common shares and accordingly would not be included in diluted EPS until the contingency has been met. The table also excludes conversion of 2011 Debentures (see Note 7), because the number of shares upon conversion cannot be calculated until an initial public offering.

Recent Accounting Pronouncements

        In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment ("ASU 2011-08"), to simplify how entities test goodwill for impairment. ASU 2011-08 allows entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If a greater than 50% likelihood exists that the fair value is less than the carrying amount then a two-step goodwill impairment test as described in Topic 350 must be performed. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 but are eligible for early adoption. The Company does not believe adoption of this new guidance will have a significant impact on its consolidated financial statements.

        In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income ("ASU 2011-05"). ASU 2011-05 requires that all non-owner changes in shareholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No 2011-05 ("ASU 2011-12"). The amendments in ASU 2011-12 defer certain changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The adoption of ASU 2011-05 and ASU 2011-12 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 but is eligible for early adoption. The Company is evaluating the effect of the presentation options of ASU 2011-05 and ASU 2011-12 on its financial statement presentation of comprehensive income; however, based on the historical amounts recorded under other comprehensive income, the Company does not expect this standard will have a material impact on its consolidated financial statements.

        In May 2011, the FASB issued Accounting Standards Update No. 2011-04, "Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and IFRS. ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. The amendments are effective for the Company in fiscal year 2013. The Company does not believe adoption of this guidance will have a significant impact on its consolidated financial statements.

Acquisitions	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Business Combinations [Abstract]
Acquisitions

2. Acquisitions

        On October 19, 2011, the Company acquired certain assets and assumed certain liabilities of GradeBeam, LLC (GradeBeam). GradeBeam supports the process of obtaining construction bids, identifying potential bidders, inviting them to bid, and tracking bidding intent. Their solutions expand the Company's suite of solutions, especially in the planning phase of projects. The aggregate purchase price of $9,969 was paid in cash.

        On November 7, 2011, the Company's subsidiary, Submittal Exchange Holdings, acquired all of the issued and outstanding membership units of Submittal Exchange. Submittal Exchange solutions enable the collection, review and routing of project documents and facilitates the management of environmental certification. Their solutions expand the Company's suite of solutions, especially in the exchange and management of project documents.

        The Company received 85 Class A common units of Submittal Exchange Holdings, which represented an 18.3% economic interest in Submittal Exchange Holdings, in exchange for cash consideration of $2,404 and the payment of Submittal Exchange's notes payable of $403. In exchange for preferred units of Submittal Exchange, the former owners received 482 Class A preferred units of Submittal Exchange Holdings. These Class A preferred units are mandatorily convertible on a 1:2 basis into common shares of the Company under certain conditions, including a qualifying initial public offering. The Company has determined it has a controlling interest in Submittal Exchange Holdings because it has sole responsibility for operating the Submittal Exchange business. On matters other than liquidation, the Company has a 100% voting interest; on liquidation matters, the Company has a 15% voting interest. Distributions and allocation of profits or losses are done on a pro-rata capital basis until the respective basis in both classes is reduced to zero and thereafter at 99% to the Class A common units and 1% to the Class A preferred units.

        Upon completion of the IPO, the Class A preferred units converted into 963 shares of the Company's common stock and there is no longer a non-controlling interest in Submittal Exchange Holdings.

        A summary of the purchase price for the acquisition is as follows:

Cash consideration	$2,404
Payment of outstanding Submittal Exchange debt	403
Issuance of 482 Submittal Exchange Holdings Class A preferred units at $26.05 per unit	12,548

$15,355

        As the acquisitions of GradeBeam and Submittal Exchange occurred in the fiscal year ended September 30, 2012, their results have been included in the condensed consolidated statement of operations for the nine months ended June 30, 2012 since their respective acquisition dates. The following table contains unaudited pro forma consolidated statements of operations information assuming the acquisitions occurred on October 1, 2010 and includes adjustments for amortization of intangible assets and interest expense. This pro forma information is presented for illustrative purposes only and is not indicative of what actual results would have been if the acquisitions had taken place on October 1, 2010, or of future results.

Nine months ended June 30, 2012
Revenue	$15,848
Loss from operations	(13,670)
Net loss available to Textura Corporation common stockholders	(13,639)
Net loss per share, basic and diluted	$(1.60)

        On January 31, 2013, the Company acquired certain assets and assumed certain liabilities of PlanSwift, LLC ("PlanSwift"). PlanSwift is a developer and distributor of software with take-off and estimating capabilities for use in the construction industry. Its solutions expand the Company's suite of solutions, especially in the bid estimation process. A summary of the purchase price for the acquisition is as follows:

        A summary of the purchase price for the acquisition is as follows:

Cash consideration	$989
Notes payable to PlanSwift	1,214
Issuance of 539 shares of redeemable common stock	7,898

$10,101

        The purchase price was subject to a customary post-closing working capital adjustment payable in cash, and 81 of the shares issued at the closing are subject to an escrow arrangement for a period of 18 months after the closing for purposes of indemnification claims by the Company against PlanSwift under the acquisition agreement. The notes were payable in two equal installments on June 28, 2013 and December 31, 2013, or upon completion of an initial public offering. The payment of these notes of $1,296, including $82 of imputed interest, was accelerated upon the completion of the IPO.

        In August 2013, August 2014 and August 2015, PlanSwift (or the unitholders of PlanSwift, if the shares were distributed to them) had the right to require the company to redeem, on each such date, up to one-third of the shares of common stock issued to PlanSwift in exchange for a non-interest bearing note payable if the Company did not complete a qualifying initial public offering by such date. Due to this redemption feature, the fair value of the common shares issued to PlanSwift on the acquisition date was initially classified outside of stockholders' deficit, but it was reclassified to stockholders' equity as a result of the completion of the IPO and termination of the redemption right.

        Within ten business days following the completion of the IPO, one unitholder of PlanSwift had the right to require the Company to repurchase up to $1,500 of common stock of the Company, based upon the IPO price, that was issued in connection with the acquisition. In June 2013, the unitholder exercised his right to redeem 40 shares for a total of $600 at the IPO price of $15.00, which was recorded as treasury stock as of June 30, 2013.

        The fair value of the redeemable common stock issued to PlanSwift was comprised of the fair value per share of the Company's common stock as of January 31, 2013 of $14.24 and the value attributable to the redemption feature of $226. Using the Probability Weighted Expected Result Method ("PWERM") methodology, the value of the Company's common stock was estimated based upon analysis of the Company assuming various future outcomes, including an initial public offering at various dates, a sale of the Company, as well as the continuation of the Company as a private enterprise. The fair value per common share was based upon the probability-weighted present value of these expected outcomes, as well as the rights of each class of preferred stock, common stock, convertible debentures, options and warrants. The fair value of the redemption feature was determined by probability-weighting the fair value of the put right, as calculated under the Black-Scholes model, for each scenario contemplated in the PWERM analysis.

        The total purchase price has been allocated as follows:

Identifiable intangible assets	$4,570
Goodwill	5,988
Deferred revenue	(485)
Other current assets (liabilities), net	28

Net assets acquired	$10,101

        The Company believes the goodwill reflects its expectations related to economies of scale and leveraging of the PlanSwift solution with existing and future solution offerings. Goodwill is deductible for tax purposes. Identifiable intangible assets consist primarily of technology and customer relationships, which are being amortized over a period of three and five years, respectively.

        Revenue of $2,507 and a net loss of $218 related to the PlanSwift acquisition are included in the Company's results of operations from January 31, 2013 for the nine month period ended June 30, 2013. The Company has not disclosed pro forma information related to the PlanSwift acquisition because this information cannot be prepared without unreasonable effort.

3. Acquisitions

        On October 19, 2011, the Company acquired certain assets and assumed certain liabilities of GradeBeam, LLC ("GradeBeam"). GradeBeam supports the process of obtaining construction bids, identifying potential bidders, inviting them to bid, and tracking bidding intent. Their solutions expand the Company's suite of solutions, especially in the planning phase of projects. The aggregate purchase price of $9,969 was paid in cash.

        The purchase price of the acquisition was allocated to the net assets acquired based on the fair values at the date of acquisition. Goodwill represents the excess of the purchase price over the fair value of net tangible and identified intangible assets acquired. The Company believes the goodwill reflects its expectations related to economies of scale and leveraging of the GradeBeam solution with existing solution offerings. Identifiable intangible assets consist of developed product technologies, customer relationships, trademarks and covenants not to compete. Goodwill is deductible for tax purposes. The total purchase price has been allocated as follows:

Identifiable intangible assets	$3,970
Goodwill	6,945
Deferred revenue	(1,120)
Other current assets (liabilities), net	174

Net assets acquired	$9,969

        On November 7, 2011, the Company's subsidiary, Submittal Exchange Holdings acquired all of the issued and outstanding membership units of Submittal Exchange. Submittal Exchange solutions enable the collection, review and routing of project documents and facilitates the management of environmental certification. Their solutions expand the Company's suite of solutions, especially in the exchange and management of project documents.

        The Company received 85 Class A common units of Submittal Exchange Holdings, which represented an 18.3% economic interest in Submittal Exchange Holdings, in exchange for cash consideration of $2,404 and the payment of Submittal Exchange's notes payable of $403. In exchange for preferred units of Submittal Exchange, the former owners received 482 Class A preferred units of Submittal Exchange Holdings. These Class A preferred units are mandatorily convertible on a 1:2 basis into common shares of the Company under certain conditions, including a qualifying initial public offering. The Company has determined it has a controlling interest in Submittal Exchange Holdings because it has sole responsibility for operating the Submittal Exchange business. On matters other than liquidation, the Company has a 100% voting interest; on liquidation matters, the Company has a 15% voting interest. Distributions and allocation of profits or losses are done on a pro-rata capital basis until the respective basis in both classes is reduced to zero and thereafter at 99% to the Class A common units and 1% to the Class A preferred units.

        A summary of the purchase price for the acquisition is as follows:

Cash consideration	$2,404
Payment of outstanding Submittal Exchange debt	403
Issuance of 482 Submittal Exchange Holdings Class A preferred units at $26.05 per unit	12,548

$15,355

        The fair value of the Class A preferred units was determined to be $26.05 per unit, which was determined to be substantially equivalent to the fair value of the Textura common stock into which the Class A preferred units were convertible due to certain characteristics of the Class A preferred units. These characteristics include the conversion feature (discussed above) and participating rights, for dividends or other distributions, equal to those of the Company's common stock. The purchase price of the acquisition was allocated to the net assets acquired based on the fair values at the date of acquisition. Goodwill represents the excess of the purchase price over the fair value of the net tangible and identified intangible assets acquired. The Company believes the goodwill reflects its expectations related to economies of scale and leveraging of the Submittal Exchange solution with existing solution offerings. Identifiable intangible assets consist of developed product technologies, customer relationships, trademarks and covenants not to compete. Goodwill is not deductible for tax purposes. The total purchase price has been allocated as follows:

Identifiable intangible assets	$5,550
Goodwill	11,004
Property and equipment	58
Deferred revenue	(1,640)
Other current assets (liabilities), net	383

Net assets acquired	$15,355

        The following table contains unaudited pro forma consolidated statements of operations information assuming the acquisitions of GradeBeam and Submittal Exchange occurred on October 1, 2010 and includes adjustments for amortization of intangible assets and interest expense. This pro forma information is presented for illustrative purposes only and is not indicative of what actual results would have been if the acquisitions had taken place on October 1, 2010, or of future results.

	Years Ended September 30,
	2011	2012
Revenue	$15,172	$22,167
Loss from operations	(14,985)	(17,653)
Net loss available to Textura Corporation common stockholders	(32,408)	(20,076)
Net loss per share, basic and diluted	$(4.39)	$(2.35)

        Revenue of $2,812 and $2,072 related to the Submittal Exchange and GradeBeam acquisitions, respectively, are included in the Company's results of operations from their respective acquisition dates. The acquisitions of Submittal Exchange and Gradebeam have been fully integrated into our financial reporting systems and the earnings resulting from these acquisitions therefore cannot be calculated without unreasonable effort.

Convertible Debentures	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Debt Disclosure [Abstract]
Convertible Debentures

3. Convertible Debentures

        In 2011, the Company issued convertible debenture securities with detachable warrants (see Note 8), and it identified embedded conversion features that were required to be bifurcated and accounted for as derivatives. The derivative financial instruments were recorded at fair value as of the issuance date of the convertible debentures, as a debt discount, and remeasured to fair value as of each subsequent balance sheet date. The Company allocated the remaining proceeds to the convertible debentures and warrants on a relative fair value basis and recorded a beneficial conversion feature. The derivative financial instruments, warrants and beneficial conversion feature were recorded as a discount to the convertible debentures and are amortized to interest expense through the maturity dates, unless earlier converted (see below).

        The convertible debentures are general unsecured obligations of the Company. The convertible debentures have a stated interest rate of 8.0% per annum on the outstanding principal balance. The interest on the convertible debenture securities is payable in kind ("PIK") and added to the unpaid principal in order to determine the number of shares of common stock to be issued upon conversion. The holder shall only be entitled to cash payment of such PIK interest from the Company upon (1) an event of default that would result in acceleration of all unpaid principal and accrued interest, or (2) the payment in full of the debt on the maturity date or prior as the result of the Company exercising its prepayment rights pursuant to the agreement.

        Conversion of principal and accrued PIK interest into shares of common stock is at the election of the note holders at a conversion price of $15.00 per share and is also mandatory upon the closing of an initial public offering at a conversion price equal to the public offering price. The convertible debentures mature five years from the issue date.

        On December 31, 2012, certain holders of the convertible debentures elected to convert their debentures to common stock. The outstanding principal and PIK interest for these holders at December 31, 2012 was $12,392, which converted into 826 shares of common stock. The unamortized debt discount for these debentures was recorded as interest expense on the conversion date.

        On June 12, 2013, in connection with the completion of the IPO, the outstanding principal of the convertible debentures of $5,865 and PIK interest of $778 automatically converted into 443 shares of the Company's common stock, based upon the IPO price of $15.00 per share. The unamortized debt discount for these debentures of $863 was recorded as interest expense on the conversion date.

        Convertible debenture activity for the nine months ended June 30 is as follows:

	Nine months ended June 30,
	2012	2013
Beginning balance:
Gross balance	$2,493	$18,328
Less: Discounts	(529)	(2,440)

	1,964	15,888
Proceeds:
To convertible debentures, before allocations	14,664	—
Allocated to detachable warrants	(1,660)	—
Allocated to beneficial conversion feature	(140)	—
Allocated to conversion option liability	(467)	—
Interest expense:
PIK interest	865	707
Amortization of debt discount	258	190
Recognition of unamortized debt discount upon conversion	—	2,250
Conversion:
Issuance of 826 common shares	—	(19,035)
Ending balance:
Gross balance	18,022	—
Less: Discounts	(2,538)	—

	$15,484	$—

        Total interest expense recognized related to the convertible debenture securities was $1,123 and $3,147 for the nine months ended June 30, 2012 and 2013, respectively.

7. Convertible Debentures

        The Company issued convertible debenture securities with detachable warrants (see Note 14) on various dates throughout the years ended September 30, 2010, 2011 and 2012 for proceeds of $8,419, $5,465 and $14,664, respectively. The Company identified certain embedded conversion features in the 2011 convertible debenture issuance that were required to be bifurcated and accounted for as derivatives. The derivative financial instruments were recorded at fair value as of the issuance date of the convertible debentures, as a debt discount, and remeasured to fair value as of each subsequent balance sheet date. The initial fair values determined for the embedded derivatives during the years ended September 30, 2011 and 2012 were $153 and $467, respectively. The Company allocated the remaining proceeds to the convertible debentures and warrants on a relative fair value basis and recorded a beneficial conversion feature related to certain of the convertible debentures. The derivative financial instruments, warrants and beneficial conversion feature were recorded as a discount to the convertible debentures and are amortized to interest expense through the maturity dates, unless earlier converted (see below).

        The convertible debentures are general unsecured obligations of the Company. The convertible debentures have a stated interest rate of 8.0% per annum on the outstanding principal balance. The interest on the convertible debenture securities is payable in kind ("PIK") and added to the unpaid principal in order to determine the number of shares of common stock to be issued upon conversion. The holder shall only be entitled to cash payment of such PIK interest from the Company upon (1) an event of default that would result in acceleration of all unpaid principal and accrued interest, or (2) the payment in full of the debt on the maturity date or prior as the result of the Company exercising its prepayment rights pursuant to the agreement.

        Conversion of principal and accrued PIK interest into shares of common stock is at the election of the noteholders and is also mandatory upon the occurrence of a positive cash flow event, which is deemed to have occurred on the 30th day after the Company generates positive cash flow during three consecutive calendar months for debentures issued between November 2008 and December 2009 ("2009 Debentures") and six consecutive calendar months for debentures issued between April 2010 and February 2011 ("2010 Debentures"). In addition, for the 2009 and 2010 Debentures, upon conversion additional warrants are issued equivalent to 50% of the number of shares of common stock converted from accrued PIK interest. For debentures issued between September 2011 and December 2011 ("2011 Debentures"), conversion of principal and accrued PIK interest into shares of common stock is mandatory upon the closing of an initial public offering at a conversion price equal to the public offering price. The 2009 Debentures mature ten years from the issue date. The 2010 and 2011 Debentures mature five years from the issue date.

        On May 1, 2011 and August 1, 2011, a positive cash flow event occurred for the 2009 and 2010 Debentures, respectively. The price at which the principal and accrued interest was converted was $16.26 per share of common stock for the 2009 Debentures and $13.25 per share of common stock for the 2010 Debentures. The principal and accrued interest converted into 740 and 862 shares of common stock for the 2009 and 2010 Debentures, respectively. The unamortized debt discount at the conversion date for the 2009 Debentures, which included a beneficial conversion feature, was recorded as interest expense on the conversion date. For the 2010 Debentures, which did not include a beneficial conversion feature, the carrying amount, including the unamortized debt discount related to the warrants, was credited to equity at the conversion date.

        Convertible debenture activity for the years ended September 30 is as follows:

	Years ended September 30,
	2010	2011	2012
Beginning balance:
Gross balance	$9,856	$19,101	$2,493
Less: Discounts	(4,442)	(5,625)	(529)

	5,414	13,476	1,964
Proceeds:
To convertible debentures, before allocations	8,419	5,465	14,664
Allocated to detachable warrants	(1,149)	(629)	(1,660)
Allocated to beneficial conversion feature	(186)	(96)	(140)
Allocated to conversion option liability	—	(153)	(467)
Interest expense:
PIK interest	827	1,384	1,171
Amortization of debt discount	152	247	355
Recognition of unamortized discount upon conversion (2009 Debentures)	—	4,615	—
Conversion:
Issuance of 1,602 common shares	—	(23,457)	—
Recognition of unamortized discount upon conversion to additional paid-in-capital (2010 Debentures)	—	1,112	—
Ending balance:
Gross balance	19,101	2,493	18,328
Less: Discounts	(5,625)	(529)	(2,440)

	$13,476	$1,964	$15,888

        Total interest expense recognized related to the convertible debenture securities was $979, $6,588 and $1,526 for the years ended September 30, 2010, 2011 and 2012, respectively, including $342 for warrants issued upon conversion of the 2009 Debentures and 2010 Debentures in the year ended September 30, 2011 (see Note 14).

Loan Payable to Related Party	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Related Party Transactions [Abstract]
Loan Payable to Related Party

4. Loan Payable to Related Party

        The Company's bank loan facility is held with a financial institution that is an investor in the Company. The facility has been used solely for the purchase of land and the construction of the corporate headquarters facility. The loan agreement requires semi-annual principal payments of $250 with the remaining amount due at maturity in August 2016. Interest under the loan agreement is payable at a floating rate equal to the 30 day LIBOR rate plus 4.5% or 5.5%, whichever is greater. Interest is payable monthly at the beginning of the following month. At September 30, 2012 and June 30, 2013, the interest rate on the loan was 5.5%. All borrowings are collateralized by the land and facility, as the bank would take possession of the premises upon the failure by the Company to make a scheduled payment when due, after consideration of applicable cure periods, or the failure to maintain a debt service coverage ratio, defined as net cash flow from operations to debt service of 1.1 to 1.0 calculated annually as of December 31. Debt service is defined as the principal and interest payable on the loan during the fiscal year. The company has received a waiver related to this covenant until December 31, 2013.

        The Company is required to maintain a compensating balance of $1,000 in its operating account during the term of the loan to provide for the payment of interest on the note in the event of a default. The Company has classified the $1,000 compensating balance as restricted cash in the consolidated balance sheets. Dividends or other distributions to preferred or common stockholders is restricted until the outstanding balance of the loan is reduced to $10,360 and positive earnings are demonstrated for six consecutive months.

8. Loan Payable to Related Party

        The Company's bank loan facility is held with a financial institution that is an investor in the Company. The facility has been used solely for the purchase of land and the construction of the corporate headquarters facility. In August 2011, the Company replaced its expiring bank promissory note agreement with an amended bank loan agreement. The amended loan requires semi-annual principal payments of $250 with the remaining amount due at maturity in August 2016. Interest under the loan agreement is payable at a floating rate equal to the 30 day LIBOR rate plus 4.5% or 5.5%, whichever is greater. Interest is payable monthly at the beginning of the following month. At September 30, 2011 and 2012, the interest rate on the loan was 5.5%. In addition, the Company issued warrants to purchase shares of common stock as described in Note 14. All borrowings are collateralized by the land and facility, as the bank would take possession of the premises upon the failure by the Company to make a scheduled payment when due, after consideration of applicable cure periods, or the failure to maintain a debt service coverage ratio, defined as net cash flow from operations to debt service of 1.1 to 1.0. Debt service is defined as the principal and interest payable on the loan during the fiscal year. For the fiscal year 2012, the Company was not in compliance with this requirement. Subsequent to the balance sheet date, the Company received a bank waiver for the fiscal year 2012.

        The Company is required to maintain a compensating balance of $1,000 in its operating account during the term of the loan to provide for the payment of interest on the note in the event of a default. The Company has classified the $1,000 compensating balance as restricted cash in the consolidated balance sheets. Dividends or other distributions to preferred or common stockholders is restricted until the outstanding balance of the loan is reduced to $10,360 and positive earnings are demonstrated for six consecutive months.

        The outstanding loan balance was $10,719 at September 30, 2012. The principal repayments required under the loan agreement for the four succeeding years at September 30, 2012 are as follows:

2013	$500
2014	500
2015	500
2016	9,219

$10,719

Notes Payable	9 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Notes Payable

5. Notes Payable

        In the second quarter of the 2013 fiscal year, the Company issued in a private placement an aggregate of $6,750 of unsecured notes with an annual interest rate of 10% (the "Notes"). The Notes mature in January 2016 and are subject to mandatory prepayment in the event the Company completes a qualifying initial public offering. As such, the Company repaid the notes in June 2013 in connection with the closing of the IPO, including accrued interest of $252 through the IPO date.

        In connection with the issuance of the Notes, the Company issued to the purchasers of the Notes detachable warrants to purchase an aggregate of 86 shares of common stock with an exercise price equal to the greater of $13.92 and 90% of the price at which shares of common stock are offered to the public in a qualifying initial public offering. The warrants are exercisable upon the earlier of a qualifying initial public offering or the date before the expiration of the warrants in January 2018. The Company recorded the fair value of the warrants, calculated using the Black-Scholes model, as a discount to the Notes. Since the exercise price was not fixed upon the issuance of the warrants, the fair value of the warrants of $454 was initially classified as other long-term liability. As a result of the completion of the IPO, the exercise price is fixed and the fair value of the warrants of $435 was reclassified to additional paid-in capital. The unamortized debt discount of $405 was recognized as interest expense upon repayment of the notes.

Contingencies	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingencies

6. Contingencies

        The Company is involved from time to time in claims that arise in the normal course of its business. The Company is not presently subject to any material litigation nor, to management's knowledge, is any litigation threatened against the Company that collectively is expected to have a material adverse effect on the Company's cash flows, financial condition or results of operations.

10. Commitments and Contingencies

        The Company leases office space in two commercial buildings and has other office equipment leases. For the two office leases the Company is also responsible for operating expenses and the leases contain escalation clauses. Rent expense, net of the change in liability related to the former headquarter space, for the years ended September 30, 2010, 2011 and 2012 was $94, $110, and $258, respectively.

        The following is a schedule of future minimum rental payments required under all of the Company's operating lease agreements for the years ending September 30:

2013	$342
2014	332
2015	292
2016	250
2017	98

$1,314

        The Company is involved from time to time in claims that arise in the normal course of its business. The Company is not presently subject to any material litigation nor, to management's knowledge, is any litigation threatened against the Company that collectively is expected to have a material adverse effect on the Company's cash flows, financial condition or results of operations.

Share-Based Compensation to Employees	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation to Employees

7. Share-Based Compensation to Employees

        The Company's 2008 Employee Stock Incentive Plan (the "2008 Plan") permitted the grant of share-based awards to its employees, directors and certain other service providers. Option awards were generally granted with an exercise price equal to the market price of the Company's stock at the date of grant. Options granted generally vest over four-year periods. In general, the options expire after a period not exceeding ten years. As of June 30, 2013, there were 2,408 stock options outstanding under the 2008 Plan.

        Under the 2008 Plan, the Company also granted restricted stock units to eligible employees and directors. The stated vesting of these grants generally ranged from immediate to three years, but the restricted stock units only became payable to employees in cash or shares of the Company's common stock if there was a change in control of the Company or termination of the agreements in connection with an initial public offering. As the Company had determined that neither of these events was probable in any period prior to the IPO, the Company had not recognized any share-based compensation expense related to the restricted stock units prior to June 12, 2013. In connection with the IPO, all outstanding 623 restricted stock units were terminated in accordance with their terms and became payable one year following the IPO, and the Company recorded share-based compensation expense equal to the fair value of the 623 restricted stock units of $9,351. No further awards may be granted under the 2008 Plan.

        The Company's Long-Term Incentive Plan (the "LTIP"), which was adopted in March 2013 and became effective in May 2013 when it was approved by the Company's stockholders, permits the grant of share-based awards to its employees, directors and certain other service providers. A maximum of 6,000 shares may be issued pursuant to the LTIP. Option awards are granted with an exercise price equal to the market price of the Company's stock at the date of grant and generally have a three-year vesting period and an expiration period not exceeding ten years. Restricted stock units generally vest over a three year period. During the three months ended June 30, 2013, the Company granted under the LTIP stock options with a weighted-average exercise price of $15.00 to purchase 1,021 shares of the Company's common stock and 73 restricted stock units. The weighted-average fair value of stock options and restricted stock units granted during the three months ended June 30, 2013 was $6.97 and $15.00, respectively.

        Share-based compensation expense for employee equity awards under the 2008 Plan and the LTIP was $11,228 for the nine months ended June 30, 2013 and $2,078 for the nine months ended June 30, 2012.

        Share-based compensation expense under the 2008 Plan and the LTIP is reflected in the following captions in the condensed consolidated statements of operations:

	Nine months ended June 30,
	2012	2013
Cost of services	$151	$1,987
General and administrative	1,207	4,372
Sales and marketing	215	2,329
Technology and development	505	2,540

Total	$2,078	$11,228

13. Share-Based Compensation to Employees

        The Company's 2008 Employee Stock Incentive Plan (the Plan) permits the grant of share-based awards to its employees. Option awards are generally granted with an exercise price equal to the market price of the Company's stock at the date of grant. Options granted during 2010, 2011 and 2012 generally vest over four-year periods. In general, the options expire after a period not exceeding ten years. The weighted average grant date fair value of stock options granted during the years ended September 30, 2010, 2011 and 2012 was $6.49, $5.91 and $6.39, respectively, and was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2010	2011	2012
Expected dividend yield	—	—	—
Expected volatility	53.4%	50.5%	53.6%
Risk-free interest rate	2.46%	2.05%	1.00%
Expected term (years)	5.93	6.07	5.87

        The Company's expected volatility assumption used in the Black-Scholes option pricing model was based on peer group information, and the expected life assumption used the midpoint in estimating the expected term given the lack of historical exercise activity. The expected term is calculated as the midpoint between the vesting term and contractual term of the award. The risk-free interest rate used in the Black-Scholes model was based on the implied yield currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the Company's expected term assumption. The Company has never declared dividends on its shares and has no current plans to declare such dividends that would require a dividend yield assumption other than zero for inclusion in the pricing model.

        A summary of stock option activity is presented below:

	Years Ended September 30,
	2010		2011		2012
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of period	1,318	$14.78	1,762	$14.20	1,836	$13.84
Granted	544	13.04	298	10.03	740	13.48
Exercised
Forfeited	(100)	15.47	(224)	11.59	(128)	13.42

Outstanding, end of period	1,762	14.20	1,836	13.84	2,448	13.76

        The following table summarizes stock options outstanding and exercisable at September 30, 2012:

	Outstanding			Exercisable
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Exercise price
$3.27 - $4.91	80	$3.50	4.04	80	$3.50	4.04
$9.82 - $11.45	446	10.03	8.31	198	10.03	8.13
$11.46 - $13.09	644	12.91	8.11	186	12.63	5.01
$14.73 - $16.36	1,278	16.13	5.97	1,084	16.26	5.51

	2,448	13.76	6.89	1,548	14.36	5.71

        The intrinsic value of vested and outstanding stock options at September 30, 2012 is $1,253 and $3,110, respectively. As of September 30, 2012, the Company had $4,348 of total unrecognized compensation expense related to non-vested employee options that will be recognized over a weighted average period of 2.28 years.

        Share-based compensation expense for employee option grants was $2,125, $1,468 and $2,676 for the years ended September 30, 2010, 2011 and 2012, respectively.

        The expense is reflected in the following captions in the statements of operations:

	Years Ended September 30,
	2010	2011	2012
Cost of services	$222	$171	$203
General and administrative	1,249	955	1,588
Sales and marketing	357	(58)	298
Technology and development	297	400	587

Total	$2,125	$1,468	$2,676

        Under the Plan, the Company also grants restricted stock units (RSUs) to eligible employees and directors. The stated vesting of these grants generally ranges from immediate to three years, but the RSUs only become payable to employees in cash or shares of Company stock if there is a change in control of the Company or termination of the agreements in connection with an initial public offering. As the Company determined that neither of these events was probable, the Company has not recognized any share-based compensation expense related to the RSU awards. For certain RSUs that are not vested upon a liquidity event, we will recognize share-based compensation over the future service period, if any, based on the initial public offering price. As of September 30, 2012, 274 RSUs were vested according to their stated vesting terms and will not be forfeited should employment terminate prior to the liquidity condition being met.

        A summary of RSU activity is presented below:

	Years Ended September 30,
	2010		2011		2012
	RSUs	Weighted Average Grant Date Fair Value	RSUs	Weighted Average Grant Date Fair Value	RSUs	Weighted Average Grant Date Fair Value
Outstanding, beginning of period	232	$16.26	232	$16.26	348	$14.20
Granted	—	—	116	10.47	286	13.03
Vested	—	—	—	—	—	—
Forfeited	—	—	—	—	(4)	13.03

Outstanding, end of period	232	16.26	348	14.20	630	13.74

Warrants	9 Months Ended
Jun. 30, 2013
Other Liabilities Disclosure [Abstract]
Warrants

8. Warrants

        Warrants outstanding to purchase the Company's common stock as of June 30, 2013 were as follows:

	Vesting Date	Warrants Outstanding	Weighted Average Exercise Price
Fundraising	November 2007	24	$12.38
Convertible debenture	Various 2009	324	$16.26
Convertible debenture	Various 2010	398	$13.25
Referral Fees	June 2010	20	$13.25
Convertible debenture	May 2011	48	$16.26
Mortgage renewal	August 2011	20	$15.00
Convertible debenture	August 2011	32	$13.25
Convertible debenture	September 2011	56	$15.00
Convertible debenture	Various 2012	326	$15.00
Notes payable	Various 2013	86	$13.92

		1,334

Related Party Transactions	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

9. Related Party Transactions

        In 2009 the Company entered into an agreement with an entity that is also an investor in the Company. The agreement compensates the entity for customer referrals based on revenues generated by the Company related to those customers. A warrant to purchase 20,000 shares of our common stock was issued pursuant to the referral agreement in the year ended September 30, 2010. The Company is obligated under the referral agreement to issue to the entity warrants to purchase up to an additional 207,500 shares of common stock based on the achievement of various milestones. In addition, in 2010 the Company entered into a service agreement with the entity, pursuant to which it was paid $1,000 in advance for software development services to improve software owned by the entity. This payment was deferred and recognized as revenue as development services were provided. The deferred revenue balance accrues interest and is increased by a portion of the referral fees due to this entity; the remainder of the referral fees due is paid in cash. The deferred revenue balance was $655 and $844 as of September 30, 2012 and June 30, 2013, respectively. The Company also provides hosting services to the entity for a fixed annual fee.

        The Company maintains an operating account at a financial institution that is an investor in the Company. The banking relationship was established prior to the investment in the Company. The Company also holds a note payable with the same financial institution. The amount due on the note payable as of September 30, 2012 and June 30, 2013 was $10,719 and $10,469, respectively (see Note 4).

16. Related Party Transactions

        Included in the lease agreements described in Note 9 is the lease of the Company's Lake Bluff, Illinois offices, from a partnership that is an investor in the company, and of which certain partners are also investors in the Company. The lease was executed prior to the partnership's investment in the Company. Rent payments to the partnership were $197, $182 and $45 for the years ended September 30, 2010, 2011 and 2012, respectively.

        In 2009 the Company entered into an agreement with an entity that is also an investor in the Company. The agreement compensates the entity for customer referrals based on revenues generated by the Company related to those customers. A warrant to purchase 20 common shares of the Company was issued pursuant to the referral agreement in the year ended September 30, 2010. In addition, in 2010 the Company entered into a service agreement with the entity, pursuant to which it was paid $1,000 in advance for software development services to improve software owned by the entity. This payment was deferred and recognized as revenue as development services were provided. The deferred revenue balance accrues interest and is increased by a portion of the referral fees due to this entity; the remainder of the referral fees due is paid in cash. The deferred revenue balance was $538 and $655 as of September 30, 2011 and 2012, respectively. The Company also provides hosting services to the entity for a fixed annual fee.

        The Company maintains an operating account at a financial institution that is an investor in the Company. The banking relationship was established prior to the investment in the Company. The Company also holds a note payable with the same financial institution. The amount due on the note payable as of September 30, 2011 and 2012 was $11,219 and $10,719, respectively (see Note 8).

Initial Public Offering	9 Months Ended
Jun. 30, 2013
Equity [Abstract]
Initial Public Offering

10. Initial Public Offering

        On June 12, 2013, the Company completed the IPO. Pursuant to a registration statement declared effective on June 6, 2013 (File No. 333-187745), the Company sold 5,750 shares of its common stock in the IPO at a price per share of $15.00 for an aggregate offering price of $80,213, net of underwriting discounts and commissions of $6,037. In addition, the Company incurred other offering costs totaling $2,504, for net capital raised of $77,709.

        In connection with the completion of the IPO, the Company had certain debt and equity securities outstanding that converted to common stock. The table below reflects the number of shares of the Company's common stock outstanding immediately following the completion of the IPO:

Number of Shares
(in thousands)
Common stock outstanding before the IPO	9,935
Common stock issued in IPO (including exercise of the full over-allotment by the underwriters of 750 shares of common stock)	5,750
Conversion of Series A-1 and A-2 preferred stock	5,336
Satisfaction of cumulative dividends on Series A-1 and A-2 preferred stock	412
Conversion of convertible debentures	443
Conversion of Submittal Exchange Holdings Class A preferred Units	963
Total number of shares of common stock outstanding as of June 12, 2013	22,839

        The outstanding shares of the Company's Series A-1 and A-2 preferred stock automatically converted into 5,336 shares of common stock at a conversion rate of 1:2.84 and the cumulative unpaid dividends were satisfied through the issuance of 412 additional shares of common stock through an adjustment to the conversion rate.

        The outstanding balance of principal and accrued PIK interest thereon for the convertible debentures (see Note 3) automatically converted into 443 shares of common stock at a conversion price equal to the IPO price of $15.00 per share. As a result of the conversion, the Company recorded a charge of $863 to interest expense during the three months ended June 30, 2013 related to the write off of the unamortized debt discounts, and it recorded other income of $82 related to the conversion option liability that no longer exists post-IPO.

        The former shareholders of Submittal Exchange received Class A preferred units of Submittal Exchange Holdings at acquisition, which were reflected as non-controlling interest in the consolidated financial statements in prior periods. The Class A preferred units converted into 963 common shares on a 1:2 basis in connection with the IPO, at which time the non-controlling interest was eliminated.

Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Subsequent Events
Subsequent Events	11. Subsequent Events The Company has evaluated subsequent events through September 10, 2013, the date on which the financial statements were issued.

17. Subsequent Events

        In October 2012, the Company established a joint venture with operations in Australia and New Zealand. Textura Australasia Pty. Ltd. The Company owns 50% and has control over the significant management activities of the joint venture, including final approval of the annual business plan and appointment of the CEO.

        In November 2012, the Company received notice from First Midwest Bank waiving, until December 31, 2013, the Company's requirement to comply with the debt service coverage ratio covenant at December 31, 2012.

        In December 2012, the Company received notice from a majority of the holders of its redeemable Series A-1 stock waiving the stockholder's right to require the Company to redeem the stock until October 2014.

        On December 31, 2012 holders of convertible debentures elected to convert their convertible debentures to common stock in accordance with the terms of the debenture agreement. The outstanding principal and interest as of December 31, 2012 was $12,393, which converted into 826 common shares and resulted in interest expense of $1,520 from unamortized debt discounts recognized upon conversion. As of December 31, 2012, $5,429 of convertible debentures remained outstanding.

        The Company has evaluated subsequent events through January 9, 2013, the date on which the financial statements were originally issued, and through April 5, 2013, the date on which the financial statements were reissued.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

        These unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). In accordance with U.S. GAAP requirements for interim financial statements, these condensed consolidated financial statements do not include certain information and note disclosures that are normally included in annual financial statements prepared in conformity with U.S. GAAP. Accordingly, these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the notes thereto as of September 30, 2011 and 2012 and for each of the three years in the period ended September 30, 2012. In the Company's opinion, the condensed consolidated financial statements contain all adjustments (which are of a normal, recurring nature) necessary to present fairly, in all material respects, the financial position as of June 30, 2013 and the results of operations and cash flows for the nine months ended June 30, 2012 and 2013, in conformity with U.S. GAAP. Interim results may not be indicative of results that may be realized for the full year.

        In October 2012, the Company and Minter Ellison, a law firm in Australia, formed a joint venture, Textura Australasia, Pty. Ltd. (the "Joint Venture"), to offer the Company's construction collaboration software solutions to the Australia and New Zealand markets. Both parties contributed cash of $400, denominated in Australian dollars, for their respective 50% interests in the Joint Venture. The Company has consolidated the financial results of the Joint Venture because the Company has determined that the Joint Venture is a variable interest entity and that it is the primary beneficiary. The Company is the primary beneficiary of the Joint Venture due to its controlling financial interest through its authority with regard to hiring key employees and decision making of its central operations. Due to certain redemption provisions in the Joint Venture agreement, the Company has reflected Minter Ellison's financial interest as redeemable non-controlling interest in the condensed consolidated balance sheet at its redemption value.

        On March 28, 2013, the Company's Board of Directors declared a two-for-one stock split of the Company's common stock in the form of a stock dividend and approved an amendment to the Company's certificate of incorporation to increase the number of authorized shares of its common stock from 20,000 to 90,000. All numbers of shares and per share amounts in these condensed consolidated financial statements have been adjusted to reflect the two-for-one stock split on a retroactive basis. Stockholders' equity reflects the stock split by reclassifying from "Additional paid-in capital" to "Common stock" an amount equal to the par value of the additional shares arising from the split. The stock split was effective on May 20, 2013.

        On June 12, 2013, the Company completed the IPO of 5,750 shares of common stock, including 750 shares sold pursuant to the underwriters' option to purchase additional shares, at an offering price of $15.00 per share. The Company received proceeds from the IPO of $80,213, net of underwriting discounts and commissions of $6,037, but before other offering costs of $2,504. All outstanding shares of the Company's Series A-1 and Series A-2 preferred stock, including accrued dividends, the Submittal Exchange Holdings LLC Class A preferred units and the outstanding convertible debentures, including both principal and accrued paid-in-kind interest, were automatically converted to shares of common stock in connection with the IPO (see Note 10 for further details).

Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The consolidated financial statements include the accounts of Textura Corporation and its subsidiaries. All significant intercompany transactions are eliminated.

        On November 7, 2011, the Company obtained a controlling interest in Submittal Exchange Holdings, LLC ("Submittal Exchange Holdings"), which acquired Submittal Exchange, LLC ("Submittal Exchange") (see Note 3). The Company controls Submittal Exchange Holdings through its ownership of 100% of the voting class of units and its entitlement to make all decisions affecting Submittal Exchange Holdings with the exception of limited decision-making rights of the non-controlling interest holders that are protective in nature. The former shareholders of Submittal Exchange received Class A preferred units of Submittal Exchange Holdings, which are reflected as non-controlling interest in the consolidated financial statements. The Class A preferred units will automatically convert into Textura common shares on a 1:2 basis upon an initial public offering of Textura or a change in control of Textura or Submittal Exchange Holdings, at which time the non-controlling interest will be eliminated.

        On March 28, 2013, the Company's Board of Directors declared a two-for-one stock split of the Company's common stock in the form of a stock dividend and approved an amendment to the Company's certificate of incorporation to increase the number of authorized shares of its common stock from 20,000 to 90,000. All numbers of shares and per share amounts in these consolidated financial statements have been adjusted to reflect the two-for-one stock split on a retroactive basis. Stockholders' equity reflects the stock split by reclassifying from "Additional paid-in capital" to "Common stock" an amount equal to the par value of the additional shares arising from the split.

Revenue Recognition

Revenue Recognition

        For the Company's CPM, Submittal Exchange, and Greengrade solutions, the Company earns revenue from owners/developers, general contractors and architects in the form of project fees and monthly fees; and from subcontractors in the form of usage fees. For the Company's GradeBeam and PQM solutions, the Company earns revenue in the form of subscription fees. The Company's arrangements do not contain general rights of return and do not provide customers with the right to take possession of the software supporting the solutions and, as a result, are accounted for as service contracts.

        All of the Company's on-demand solutions include training and support. The Company evaluates whether the individual deliverables in its arrangements qualify as separate units of accounting. In order to treat deliverables in a multiple deliverable arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. In determining whether deliverables have standalone value, the Company considers whether solutions are sold to new customers without training and support, the nature of the training and support provided and the availability of the training and support from other vendors. The Company concluded that training and support do not have standalone value because they are never sold separately, do not have value to the customer without the solution and are not available from other vendors. Accordingly, the training and support are combined with the solution and treated as a single unit of accounting.

        The Company recognizes this revenue when there is evidence that an agreement exists with the customer and the customer has begun deriving benefit from use of the solution, the fee is fixed and determinable, delivery of services has occurred, and collection of payment from the project participant is reasonably assured. The Company recognizes project fees and usage fees ratably over the average estimated life of the project and contract, respectively, and recognizes subscription fees over the subscription period. The average estimated life of the project and contract is estimated by management based on periodic review and analysis of historical data. The applicable estimated life is based on the project or contract value falling within certain predetermined ranges, as well as the solution on which the project is being managed. The Company performs periodic reviews of actual project and contract data and revises estimates as necessary. Estimated project life durations range from 5 to 29 months, and estimated contract life durations range from 5 to 14 months. Subscription periods typically range from 6 to 24 months.

        For its PlanSwift solution, the Company earns revenue from the sale of software licenses and related maintenance and training. License revenue is recognized upon delivery of the license, maintenance revenue is recognized ratably over the period of the maintenance contract, which is generally one year, and training revenue is recognized when the services are delivered to the client. For multiple-element arrangements that include a perpetual license and either maintenance or both maintenance and training, the Company uses the residual method to determine the amount of license revenue to be recognized. Under the residual method, consideration is allocated to the undelivered elements based upon vendor-specific objective evidence of fair value ("VSOE") of those elements with the residual of the arrangement fee allocated to and recognized as license revenue. For subscription-based licenses, which include maintenance, the Company recognizes the subscription fees ratably over the subscription periods, which typically range from 1 to 6 months.

        The Company has established VSOE based on its historical pricing and discounting practices for maintenance and training when sold separately. In establishing VSOE, the Company requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The application of VSOE methodologies requires judgment, including the identification of individual elements in multiple element arrangements and whether there is VSOE of fair value for some or all elements.

Revenue Recognition

        For the Company's CPM, Submittal Exchange, and Greengrade solutions, the Company earns revenue from owners/developers, general contractors and architects in the form of project fees and monthly fees; and from subcontractors in the form of usage fees. For the Company's GradeBeam and PQM solutions, the Company earns revenue in the form of subscription fees. The Company's arrangements do not contain general rights of return and do not provide customers with the right to take possession of the software supporting the solutions and, as a result, are accounted for as service contracts.

        All of the Company's solutions include training and support. The Company evaluates whether the individual deliverables in its arrangements qualify as separate units of accounting. In order to treat deliverables in a multiple deliverable arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. In determining whether deliverables have standalone value, the Company considers whether solutions are sold to new customers without training and support, the nature of the training and support provided and the availability of the training and support from other vendors. The Company concluded that training and support do not have standalone value because they are never sold separately, do not have value to the customer without the solution and are not available from other vendors. Accordingly, the training and support are combined with the solution and treated as a single unit of accounting.

        The Company recognizes this revenue when there is evidence that an agreement exists with the customer and the customer has begun deriving benefit from use of the solution, the fee is fixed and determinable, delivery of our services has occurred, and collection of payment from the project participant is reasonably assured. The Company recognizes project fees and usage fees ratably over the average estimated life of the project and contract, respectively, and recognizes subscription fees over the subscription period. The average estimated life of the project and contract is estimated by management based on periodic review and analysis of historical data. The applicable estimated life is based on the project or contract value falling within certain predetermined ranges, as well as the solution on which the project is being managed. The Company performs periodic reviews of actual project and contract data and revises estimates as necessary. Estimated project life durations range from 5 to 28 months, and estimated contract life durations range from 5 to 11 months. Subscription periods typically range from 6 to 24 months.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

        Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurements are classified and disclosed in one of the following three categories:

  Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities;

  Level 2—Valuations based on other than quoted prices in active markets for identical assets and liabilities, quoted market prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

  Level 3—Valuations based on inputs that are generally unobservable and typically reflect management's estimate of assumptions that market participants would use in pricing the asset or liability.

        The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, restricted cash, accounts payable, and accrued expenses approximate fair value because of their short maturities. The carrying values of the bank loan payable, convertible debentures and notes payable approximate their fair values based on a comparison of the interest rate and terms of such debt to the rates and terms of similar debt available for each period.

        The Company determined that certain embedded features of the convertible debentures (see Note 3) were required to be bifurcated and accounted for as derivatives prior to the IPO. Derivative financial instruments, warrants and beneficial conversion features were recorded as a discount to the convertible debentures and were amortized to interest expense. In connection with the IPO and the automatic conversion of the convertible debentures to common stock, the Company wrote off the unamortized discounts and the derivative financial instruments (see Notes 3 and 10).

        In January and February 2013, in connection with a private placement of $6,750 of unsecured notes, the Company issued detachable warrants to purchase an aggregate of 86 shares of common stock with an exercise price equal to the greater of $13.92 and 90% of the price at which shares of common stock were offered in an IPO (see Note 5). The Company recorded the fair value of the warrants, calculated using the Black-Scholes model, as a discount to the notes and as a long-term liability since the exercise price was not fixed. In connection with the IPO, which fixed the exercise price, the fair value of the warrants of $435 was reclassified from other long-term liabilities to additional paid-in capital on the condensed consolidated balance sheet.

Fair Value of Financial Instruments

        Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurements are classified and disclosed in one of the following three categories:

  Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities;

  Level 2—Valuations based on other than quoted prices in active markets for identical assets and liabilities, quoted market prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

  Level 3—Valuations based on inputs that are generally unobservable and typically reflect management's estimate of assumptions that market participants would use in pricing the asset or liability.

        The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, restricted cash, accounts payable, and accrued expenses approximate fair value because of their short maturities. The carrying values of the bank loan payable and the convertible debentures approximate their fair values based on a comparison of the interest rate and terms of such debt to the rates and terms of similar debt available for each period.

        The Company determined that certain embedded features of the 2011 convertible debentures (see Note 7) were required to be bifurcated and accounted for as derivatives. The derivative financial instruments were initially recorded at fair value as of the issuance dates of the convertible debentures as a debt discount and are remeasured to fair value as of each subsequent balance sheet date. The fair value was determined using the binomial lattice pricing model.

        The Company determined the fair value using Level 3 inputs as follows:

	9/15/2011	10/24/2011	9/30/2012
Dividend yield	—	—	—
Volatility	40%	40%	40%
Risk-free rate	0.96%	1.07%	0.46%

        The following table sets forth a reconciliation of changes in the fair value of derivative financial instruments classified as liabilities:

	2011	2012
Balance as of October 1	$—	$153
Initial fair value recorded as debt discount	153	467
Change in fair value included in earnings	—	(181)

Balance as of September 30	$153	$439

Foreign Currency Transactions

Foreign Currency Transactions

        The functional currency of the Company is the United States Dollar. Asset and liability balances denominated in a foreign currency are remeasured to U.S. dollars at end-of-period exchange rates. Foreign currency income and expenses are remeasured at average exchange rates in effect during the period. Foreign currency translation differences have not been material to date and have been included in the statement of operations as incurred through the second quarter of the fiscal year ending September 30, 2013. Beginning in the quarter ended June 30, 2013, the Company recorded foreign currency translation differences in accumulated other comprehensive income (loss).

Foreign Currency Transactions

        The functional currency of the Company is the United States Dollar. Asset and liability balances denominated in a foreign currency are remeasured to U.S. dollars at end-of-period exchange rates. Foreign currency income and expenses are remeasured at average exchange rates in effect during the period. Foreign currency transaction differences are included in the statement of operations as incurred.

Net Loss Per Share

Net Loss Per Share

        Basic net loss per share available to Textura Corporation common stockholders is calculated by dividing the net loss available to Textura Corporation common stockholders by the weighted-average number of common shares outstanding, less any treasury shares, during the period.

        Prior to the completion of the IPO, in calculating net loss available to common stockholders, cumulative undeclared preferred stock dividends on the Series A-2 preferred stock and accretion in the redemption value of the redeemable Series A-1 preferred stock and redeemable non-controlling interest were deducted from net loss attributable to Textura Corporation stockholders. Although the redeemable Series A-1 preferred stock, Series A-2 preferred stock, and non-controlling interest were participating securities, there was no allocation of the Company's net losses to these participating securities under the two-class method because they were not contractually required to share in the Company's losses. Subsequent to the IPO, which resulted in the automatic conversion of the outstanding preferred stock into common stock, the Company only deducts the redeemable non-controlling interest accretion from net loss attributable to Textura Corporation stockholders.

        The following outstanding equity securities were excluded from the computation of diluted net loss per share available to Textura Corporation common stockholders as their inclusion would have been anti-dilutive:

	Nine Months Ended June 30,
	2012	2013
	(in thousands)
Conversion of redeemable or convertible preferred stock	5,564	—
Conversion of Submittal Exchange Holdings Class A preferred units	963	—
Outstanding Restricted stock units	622	696
Outstanding stock options	2,468	3,429
Outstanding common and preferred warrants	1,439	1,333

Total excluded securities	11,056	5,458

Net Income (Loss) Per Share

        Basic net income (loss) per share ("EPS") available to Textura Corporation common stockholders is calculated by dividing the net income (loss) available to Textura Corporation common stockholders by the weighted average number of common shares outstanding, less any treasury shares, during the period using the two-class method. This method is used for computing basic net income (loss) per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the company. Under the two-class method, net income (loss) is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings. The Company's redeemable Series A-1 preferred stock, Series A-2 preferred stock and non-controlling interest are participating securities, since the stockholders are entitled to share equally in dividends declared or the undistributed earnings of the Company with the common stockholders based on their equivalent common shares.

        In calculating net income (loss) available to common stockholders, cumulative undeclared preferred stock dividends on the Series A-2 preferred stock and accretion in the redemption value of the redeemable Series A-1 preferred stock are deducted from net income (loss) attributable to Textura Corporation. As the holders of the redeemable Series A-1 preferred stock, Series A-2 preferred stock and non-controlling interest were not contractually required to share in the Company's losses, in applying the two-class method to compute basic net loss per share there was no allocation of the Company's net losses to the participating securities for the years ended September 30, 2011 and 2012. For the year ended September 30, 2010, undistributed earnings were allocated to the preferred stockholders based on 5,524 equivalent common shares. Diluted EPS is calculated by giving effect to all potential common shares outstanding during the period, including redeemable and convertible preferred stock, convertible debentures, non-controlling interest, stock options, restricted stock units and warrants. Potential common shares in the diluted EPS calculation are excluded to the extent that they would be anti-dilutive.

        The computation of diluted net income (loss) per share available to Textura Corporation common stockholders for the year ended September 30, 2010 is as follows:

Year Ended September 30, 2010
Net income available to Textura Corporation common stockholders, basic and diluted	$1,893

Diluted weighted average shares:
Weighted average shares outstanding, basic	6,942
Add back: dilutive stock options	80
Add back: dilutive warrants	144

Weighted average shares used to compute diluted earnings per share	7,166

Net income per share available to Textura Corporation common stockholders, diluted	$0.26

        The following potential common shares were excluded from the computation of diluted net loss per share available to Textura Corporation common stockholders:

	Years Ended September 30,
	2010	2011	2012
Conversion of redeemable or convertible preferred stock	5,524	5,504	5,558
Conversion of Submittal Exchange Holdings Class A preferred units	—	—	963
Vesting of restricted stock units	232	348	630
Exercise of stock options	1,682	1,836	2,448
Exercise of common and preferred warrants	714	1,124	1,412
Conversion of convertible debentures	1,284	—	—

Total excluded securities	9,436	8,812	11,011

        Preferred stock, Submittal Exchange Holdings Class A preferred units and restricted stock units are considered contingently issuable common shares and accordingly would not be included in diluted EPS until the contingency has been met. The table also excludes conversion of 2011 Debentures (see Note 7), because the number of shares upon conversion cannot be calculated until an initial public offering.

Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Accounting Policies [Abstract]
Potential common shares excluded from the computation of diluted net loss per share

	Nine Months Ended June 30,
	2012	2013
	(in thousands)
Conversion of redeemable or convertible preferred stock	5,564	—
Conversion of Submittal Exchange Holdings Class A preferred units	963	—
Outstanding Restricted stock units	622	696
Outstanding stock options	2,468	3,429
Outstanding common and preferred warrants	1,439	1,333

Total excluded securities	11,056	5,458

	Years Ended September 30,
	2010	2011	2012
Conversion of redeemable or convertible preferred stock	5,524	5,504	5,558
Conversion of Submittal Exchange Holdings Class A preferred units	—	—	963
Vesting of restricted stock units	232	348	630
Exercise of stock options	1,682	1,836	2,448
Exercise of common and preferred warrants	714	1,124	1,412
Conversion of convertible debentures	1,284	—	—

Total excluded securities	9,436	8,812	11,011

Acquisitions (Tables)	9 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Summary of purchase price

A summary of the purchase price for the acquisition is as follows:

Cash consideration	$2,404
Payment of outstanding Submittal Exchange debt	403
Issuance of 482 Submittal Exchange Holdings Class A preferred units at $26.05 per unit	12,548

$15,355

A summary of the purchase price for the acquisition is as follows:

Cash consideration	$989
Notes payable to PlanSwift	1,214
Issuance of 539 shares of redeemable common stock	7,898

$10,101

Unaudited pro forma consolidated statements of operations information

The following table contains unaudited pro forma consolidated statements of operations information assuming the acquisitions occurred on October 1, 2010 and includes adjustments for amortization of intangible assets and interest expense. This pro forma information is presented for illustrative purposes only and is not indicative of what actual results would have been if the acquisitions had taken place on October 1, 2010, or of future results.

Nine months ended June 30, 2012
Revenue	$15,848
Loss from operations	(13,670)
Net loss available to Textura Corporation common stockholders	(13,639)
Net loss per share, basic and diluted	$(1.60)

Purchase price of acquisitions

The total purchase price has been allocated as follows:

Identifiable intangible assets	$4,570
Goodwill	5,988
Deferred revenue	(485)
Other current assets (liabilities), net	28

Net assets acquired	$10,101

Convertible Debentures (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Debt Disclosure [Abstract]
Convertible debenture activity

	Nine months ended June 30,
	2012	2013
Beginning balance:
Gross balance	$2,493	$18,328
Less: Discounts	(529)	(2,440)

	1,964	15,888
Proceeds:
To convertible debentures, before allocations	14,664	—
Allocated to detachable warrants	(1,660)	—
Allocated to beneficial conversion feature	(140)	—
Allocated to conversion option liability	(467)	—
Interest expense:
PIK interest	865	707
Amortization of debt discount	258	190
Recognition of unamortized debt discount upon conversion	—	2,250
Conversion:
Issuance of 826 common shares	—	(19,035)
Ending balance:
Gross balance	18,022	—
Less: Discounts	(2,538)	—

	$15,484	$—

	Years ended September 30,
	2010	2011	2012
Beginning balance:
Gross balance	$9,856	$19,101	$2,493
Less: Discounts	(4,442)	(5,625)	(529)

	5,414	13,476	1,964
Proceeds:
To convertible debentures, before allocations	8,419	5,465	14,664
Allocated to detachable warrants	(1,149)	(629)	(1,660)
Allocated to beneficial conversion feature	(186)	(96)	(140)
Allocated to conversion option liability	—	(153)	(467)
Interest expense:
PIK interest	827	1,384	1,171
Amortization of debt discount	152	247	355
Recognition of unamortized discount upon conversion (2009 Debentures)	—	4,615	—
Conversion:
Issuance of 1,602 common shares	—	(23,457)	—
Recognition of unamortized discount upon conversion to additional paid-in-capital (2010 Debentures)	—	1,112	—
Ending balance:
Gross balance	19,101	2,493	18,328
Less: Discounts	(5,625)	(529)	(2,440)

	$13,476	$1,964	$15,888

Share-Based Compensation to Employees (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation expense reflected in the condensed consolidated statements of operations

	Nine months ended June 30,
	2012	2013
Cost of services	$151	$1,987
General and administrative	1,207	4,372
Sales and marketing	215	2,329
Technology and development	505	2,540

Total	$2,078	$11,228

	Years Ended September 30,
	2010	2011	2012
Cost of services	$222	$171	$203
General and administrative	1,249	955	1,588
Sales and marketing	357	(58)	298
Technology and development	297	400	587

Total	$2,125	$1,468	$2,676

Warrants (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Other Liabilities Disclosure [Abstract]
Warrants outstanding

Warrants outstanding to purchase the Company's common stock as of June 30, 2013 were as follows:

	Vesting Date	Warrants Outstanding	Weighted Average Exercise Price
Fundraising	November 2007	24	$12.38
Convertible debenture	Various 2009	324	$16.26
Convertible debenture	Various 2010	398	$13.25
Referral Fees	June 2010	20	$13.25
Convertible debenture	May 2011	48	$16.26
Mortgage renewal	August 2011	20	$15.00
Convertible debenture	August 2011	32	$13.25
Convertible debenture	September 2011	56	$15.00
Convertible debenture	Various 2012	326	$15.00
Notes payable	Various 2013	86	$13.92

		1,334

Warrants outstanding as of September 30, 2012 were as follows:

	Share Class	Vesting Date	Warrants Granted	Warrants Exercised	Warrants Expired	Warrants Outstanding	Weighted Average Exercise Price
Fundraising	Common	Various 2005	2	—	2	—	$—
Fundraising	A-2 Preferred	Various 2006	59	—	—	59	7.00
Customers	A-2 Preferred	January 2006	3	—	3	—	—
Service providers	Common	August 2007	26	26	—	—	—
Fundraising	Common	November 2007	24	—	—	24	12.38
Convertible debenture	Common	Various 2009	324	—	—	324	16.26
Convertible debenture	Common	Various 2010	398	—	—	398	13.25
Referral Fees	Common	June 2010	20	—	—	20	13.25
Convertible debenture	Common	May 2011	48	—	—	48	16.26
Mortgage renewal	Common	August 2011	20	—	—	20	15.00
Convertible debenture	Common	August 2011	32	—	—	32	13.25
Convertible debenture	Common	September 2011	56	—	—	56	15.00
Convertible debenture	Common	Various 2012	326	—	—	326	15.00

			1,338	26	5	1,307	14.03

Initial Public Offering (Tables)	9 Months Ended
Jun. 30, 2013
Equity [Abstract]
Conversion of Common Stock

In connection with the completion of the IPO, the Company had certain debt and equity securities outstanding that converted to common stock. The table below reflects the number of shares of the Company's common stock outstanding immediately following the completion of the IPO:

Number of Shares
(in thousands)
Common stock outstanding before the IPO	9,935
Common stock issued in IPO (including exercise of the full over-allotment by the underwriters of 750 shares of common stock)	5,750
Conversion of Series A-1 and A-2 preferred stock	5,336
Satisfaction of cumulative dividends on Series A-1 and A-2 preferred stock	412
Conversion of convertible debentures	443
Conversion of Submittal Exchange Holdings Class A preferred Units	963
Total number of shares of common stock outstanding as of June 12, 2013	22,839

        The outstanding shares of the Company's Series A-1 and A-2 preferred stock automatically converted into 5,336 shares of common stock at a conversion rate of 1:2.84 and the cumulative unpaid dividends were satisfied through the issuance of 412 additional shares of common stock through an adjustment to the conversion rate.

        The outstanding balance of principal and accrued PIK interest thereon for the convertible debentures (see Note 3) automatically converted into 443 shares of common stock at a conversion price equal to the IPO price of $15.00 per share. As a result of the conversion, the Company recorded a charge of $863 to interest expense during the three months ended June 30, 2013 related to the write off of the unamortized debt discounts, and it recorded other income of $82 related to the conversion option liability that no longer exists post-IPO.

        The former shareholders of Submittal Exchange received Class A preferred units of Submittal Exchange Holdings at acquisition, which were reflected as non-controlling interest in the consolidated financial statements in prior periods. The Class A preferred units converted into 963 common shares on a 1:2 basis in connection with the IPO, at which time the non-controlling interest was eliminated.

Summary of Significant Accounting Policies (Basis of Presentation and Principles of Consolidation) (Details) In Thousands, except Share data, unless otherwise specified	9 Months Ended				0 Months Ended		1 Months Ended			0 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011	Jun. 12, 2013 Common Stock [Member]	Mar. 28, 2012 Common Stock [Member]	Mar. 28, 2013 Common Stock [Member]	Mar. 27, 2013 Common Stock [Member]	Mar. 26, 2012 Common Stock [Member]	Jun. 12, 2013 Common Stock [Member] Underwriter [Member]	Jun. 12, 2013 Submittal Exchange [Member] Class A Preferred Units [Member]	Jun. 12, 2013 IPO [Member]	Jun. 12, 2013 IPO [Member] Common Stock [Member] USD ($)	Oct. 31, 2012 Textura Australasia, Pty. Ltd. [Member] AUD
Schedule of Equity Method Investments [Line Items]
Payments of Stock Issuance Costs													$ 6,037
Redeemable non-controlling interest	366		0
Shares issued upon conversion											0.5
Cash contributions														400
Percentage of ownership in joint venture														50.00%
Common stock, shares authorized	90,000,000		90,000,000	90,000,000		90,000,000	90,000,000	20,000,000	20,000,000
Stock split, conversion ratio						2	2
Shares of stock issued					5,750,000					750,000		750,000	5,750,000
Offering price per share	$ 15
Aggregate offering price, net of issuance costs	79,038	0											80,213
Stock issued during period, value	77,709												77,709
Deferred offering costs													$ 2,504

Summary of Significant Accounting Policies (Revenue Recognition) (Details)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
PlanSwift Solution [Member]
Deferred Revenue Arrangement [Line Items]
Estimated maintenance term	1 year
Minimum [Member]
Deferred Revenue Arrangement [Line Items]
Estimated project life	5 months	5 months
Estimated contract life	5 months	5 months
Estimated subscription period	6 months	6 months
Minimum [Member] | PlanSwift Solution [Member]
Deferred Revenue Arrangement [Line Items]
Estimated subscription period	1 month
Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Estimated project life	29 months	28 months
Estimated contract life	14 months	11 months
Estimated subscription period	24 months	24 months
Maximum [Member] | PlanSwift Solution [Member]
Deferred Revenue Arrangement [Line Items]
Estimated subscription period	6 months

Summary of Significant Accounting Policies (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended							0 Months Ended	1 Months Ended
	Sep. 30, 2011 Convertible Debentures [Member]	Jun. 12, 2013 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Feb. 28, 2013 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Mar. 31, 2013 Warrant [Member] Unsecured Notes [Member]	Feb. 28, 2013 Warrant [Member] Unsecured Notes [Member]	Jun. 12, 2013 Common Stock [Member] Convertible Debentures [Member]	Dec. 31, 2012 Common Stock [Member] Convertible Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Shares issued in debt conversion	1,602								443	826
Unsecured notes							$ 6,750	$ 6,750
Warrants issued			1,334	86	86	1,307
Exercise price of warrants				13.92	13.92	14.03
Exercise price of warrants as a percentage of public offering share price				90.00%	90.00%
Fair value of warrants				454	435
Additional paid in capital		$ 435

Summary of Significant Accounting Policies (Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Comprehensive loss	$ (31,346)
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest	$ (2,662)

Summary of Significant Accounting Policies (Net Loss Per Share) (Details) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	5,458	11,056	11,011	8,812	9,436
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	696	622	630	348	232
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	3,429	2,468	2,448	1,836	1,682
Common and Preferred Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	1,333	1,439	1,412	1,124	714
Redeemable or Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	5,564
Class A Preferred Units [Member] | Submittal Exchange Holdings [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	963

Acquisitions (Narrative) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended	9 Months Ended		3 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	11 Months Ended			0 Months Ended			0 Months Ended				1 Months Ended	6 Months Ended	1 Months Ended					0 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Nov. 07, 2011 Submittal Exchange Holdings [Member]	Jun. 30, 2013 PlanSwift, LLC [Member] unitholder	Oct. 19, 2011 GradeBeam, LLC [Member]	Sep. 30, 2012 GradeBeam, LLC [Member]	Nov. 07, 2011 Submittal Exchange [Member]	Sep. 30, 2012 Submittal Exchange [Member]	Jan. 31, 2013 Submittal Exchange [Member] Class A Preferred Units [Member]	Nov. 07, 2011 Submittal Exchange [Member] Class A Preferred Units [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Other Than Liquidation Matters [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Liquidation Matters [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Class A Common Units [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Preferred Class A [Member]	Jun. 12, 2013 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Preferred Class A [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Class A Preferred Units [Member]	Jan. 31, 2013 PlanSwift, LLC [Member] Installments	Jun. 30, 2013 PlanSwift, LLC [Member]	Jan. 31, 2013 PlanSwift, LLC [Member] Technology [Member]	Jan. 31, 2013 PlanSwift, LLC [Member] Customer Relationships [Member]	Jan. 31, 2013 PlanSwift, LLC [Member] Escrow [Member]	Jun. 30, 2013 PlanSwift, LLC [Member] Redeemable common stock	Jan. 31, 2011 PlanSwift, LLC [Member] Redeemable common stock	Nov. 07, 2011 Submittal Exchange Holdings [Member] Class A common units
Business Acquisition [Line Items]
Cash consideration					$ 9,969,000		$ 2,404,000				$ 2,404,000							$ 989,000
Number of units acquired																									85
Shares issued in acquisition							482							0	482			539				81
Voting interests acquired			100.00%								18.30%	100.00%	15.00%
Capital account basis threshold after pro-rata allocation of distributions and profits or losses for additional allocation			0
Percentage used to determine allocation of distributions and profits														99.00%			1.00%
Shares converted into stock																963
Payment of Submittal Exchange's notes payable							403,000				403,000							1,214,000
Shares converted into stock									0.5	0.5
Intangible assets acquired, useful life																				3 years	5 years
Holding period for escrow																		18 months
Number of installments for escrow																		2
Payment of working capital adjustment payable																			1,296,000
Business Acquisition, Preacquisition Contingency, Amount of Settlement, Imputed Interest																			82,000
Repurchase common stock, period	10 days
Number of unitholders that can repurchase common stock				1
Potential repurchase of common stock																			1,500,000
Shares redeemed				40
Stock repurchased during initial public offering, value		600,000		600,000
Offering price per share	$ 15	$ 15
Redemption rate for conversion of debt																		0.333
Share price							$ 26.05																$ 14.24	$ 14.24
Value of redemption feature of redeemable common stock																								226,000
Revenue from acquisition						2,072,000		2,812,000											2,507,000
Net loss from acquisition																			$ 218,000

Acquisitions (Summary of Purchase Price) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended
	Nov. 07, 2011 Submittal Exchange [Member]	Jan. 31, 2013 PlanSwift, LLC [Member]
Business Acquisition [Line Items]
Cash consideration	$ 2,404	$ 989
Liabilities assumed	403	1,214
Issuance of equity	12,548	7,898
Total purchase price	$ 15,355	$ 10,101
Shares issued in acquisition	482	539
Share price	$ 26.05

Acquisitions (Pro Forma Information) (Details) (GradeBeam and Submittal Exchange [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
GradeBeam and Submittal Exchange [Member]
Business Acquisition [Line Items]
Revenues	$ 15,848	$ 22,167	$ 15,172
Loss from operations	(13,670)	(17,653)	(14,985)
Net loss available to Textura Corporation common stockholders	$ (13,639)	$ (20,076)	$ (32,408)
Net loss per share, basic and diluted	$ (1.6)	$ (2.35)	$ (4.39)

Acquisitions (Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012	Jan. 31, 2013 PlanSwift, LLC [Member]
Business Acquisition [Line Items]
Identifiable intangible assets			$ 4,570
Goodwill	23,937	17,949	5,988
Deferred revenue			(485)
Other current assets (liabilities), net			28
Net assets acquired			$ 10,101

Convertible Debentures (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 12, 2013	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Debt Instrument [Line Items]
Issuance of common stock upon conversion of debentures				$ 16,784	$ 0		$ 17,730
Interest expense recognized				4,505	1,639	2,205	7,264	1,623
Offering price per share				$ 15
Convertible Debentures [Member]
Debt Instrument [Line Items]
Stated interest rate				8.00%		8.00%
Conversion price (usd per share)	$ 15
Maturity period				5 years
Debt Conversion, Converted Instrument, Including Paid-in-Kind Interest, Amount		12,392	0	19,035	0		23,457
Issuance of common stock upon conversion of debentures	5,865
Shares issued in debt conversion							1,602
Unamortized debt discount			2,538	0	2,538	2,440	529	5,625	4,442
Paid-in-Kind interest	778
Interest expense recognized				$ 3,147	$ 1,123	$ 1,526	$ 6,588	$ 979
Convertible Debentures [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Shares issued in debt conversion	443	826
Convertible Debentures [Member] | Common Stock [Member] | IPO [Member]
Debt Instrument [Line Items]
Shares issued in debt conversion	443

Convertible Debentures (Convertible Debenture Activity) (Details) (Convertible Debentures [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 12, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Convertible Debentures [Roll Forward]
Gross balance, beginning balance					$ 18,328	$ 2,493	$ 2,493	$ 19,101	$ 9,856
Less: Discounts, beginning balance					(2,440)	(529)	(529)	(5,625)	(4,442)
Convertible debentures, net, beginning balance					15,888	1,964	1,964	13,476	5,414
Proceeds from convertible debentures, before allocations			0	0	0	14,664	14,664	5,465	8,419
Allocated to detachable warrants			0	0	0	(1,660)	(1,660)	(629)	(1,149)
Allocated to beneficial conversion feature			0	0	0	(140)	(140)	(96)	(186)
Allocated to conversion option liability			0	0	0	(467)	(467)	(153)
PIK interest	778
Issuance of 826 common shares		(12,392)		0	(19,035)	0		(23,457)
Gross balance, ending balance			0	18,022	0	18,022	18,328	2,493	19,101
Less: Discounts, ending balance			0	(2,538)	0	(2,538)	(2,440)	(529)	(5,625)
Convertible debentures, net, ending balance			0	15,484	0	15,484	15,888	1,964	13,476
Interest Expense [Member]
Convertible Debentures [Roll Forward]
PIK interest					707	865	1,171	1,384	827
Amortization of debt discount					190	258	355	247	152
Recognition of unamortized debt discount upon conversion				$ 0	$ 2,250	$ 0

Loan Payable to Related Party (Details) (Financial Institution, Investor [Member], Line of Credit [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Line of Credit Facility [Line Items]
Semi-annual principal payment	$ 250	$ 250
Stated interest rate	5.50%	5.50%
Interest rate at period end	5.50%	5.50%	5.50%
Maximum borrowings outstanding for dividend and distribution restrictions	10,360	10,360
Number of consecutive months of positive earnings used to determine dividend and distribution restrictions	6 months	6 months
Cash [Member]
Line of Credit Facility [Line Items]
Compensating balance	$ 1,000	$ 1,000
Maximum [Member]
Line of Credit Facility [Line Items]
Debt service coverage ratio	1.1	1.1
Minimum [Member]
Line of Credit Facility [Line Items]
Debt service coverage ratio	1	1
30 day LIBOR [Member]
Line of Credit Facility [Line Items]
Variable interest rate	4.50%	4.50%

Notes Payable (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	9 Months Ended		12 Months Ended			0 Months Ended
	Jun. 12, 2013	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jun. 12, 2013 Notes Payable [Member]	Jun. 12, 2013 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Feb. 28, 2013 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Mar. 31, 2013 Warrant [Member] Notes Payable [Member]	Feb. 28, 2013 Warrant [Member] Notes Payable [Member]
Debt Instrument [Line Items]
Unsecured notes													$ 6,750	$ 6,750
Stated interest rate													10.00%
Interest paid		441	472	625	524	672	252
Warrants issued									1,334	86	86	1,307
Exercise price of warrants										13.92	13.92	14.03
Exercise price of warrants as a percentage of public offering share price										90.00%	90.00%
Fair value of warrants										454	435
Additional paid in capital								435
Interest expense	$ 405	$ 3,661	$ 1,123	$ 1,526	$ 6,588	$ 979

Share-Based Compensation to Employees (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended					0 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	3 Months Ended	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2013 Long Term Incentive Plan [Member]	Jun. 30, 2013 Cost of Services [Member]	Jun. 30, 2012 Cost of Services [Member]	Sep. 30, 2012 Cost of Services [Member]	Sep. 30, 2011 Cost of Services [Member]	Sep. 30, 2010 Cost of Services [Member]	Jun. 30, 2013 General and Administrative [Member]	Jun. 30, 2012 General and Administrative [Member]	Sep. 30, 2012 General and Administrative [Member]	Sep. 30, 2011 General and Administrative [Member]	Sep. 30, 2010 General and Administrative [Member]	Jun. 30, 2013 Sales and Marketing [Member]	Jun. 30, 2012 Sales and Marketing [Member]	Sep. 30, 2012 Sales and Marketing [Member]	Sep. 30, 2011 Sales and Marketing [Member]	Sep. 30, 2010 Sales and Marketing [Member]	Jun. 30, 2013 Technology and Development [Member]	Jun. 30, 2012 Technology and Development [Member]	Sep. 30, 2012 Technology and Development [Member]	Sep. 30, 2011 Technology and Development [Member]	Sep. 30, 2010 Technology and Development [Member]	Sep. 30, 2012 Restricted Stock Units [Member]	Sep. 30, 2011 Restricted Stock Units [Member]	Jun. 12, 2013 Restricted Stock Units [Member] 2008 Plan [Member]	Jun. 30, 2013 Restricted Stock Units [Member] 2008 Plan [Member]	Jun. 30, 2013 Restricted Stock Units [Member] Long Term Incentive Plan [Member]	Jun. 30, 2013 Restricted Stock Units [Member] Long Term Incentive Plan [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2010 Stock Options [Member]	Sep. 30, 2009 Stock Options [Member]	Jun. 30, 2013 Stock Options [Member] 2008 Plan [Member]	Jun. 30, 2013 Stock Options [Member] Long Term Incentive Plan [Member]	Jun. 30, 2013 Stock Options [Member] Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period																											3 years			3 years		3 years	4 years	4 years	4 years		4 years		3 years
RSUs vested early due to IPO																													623
Period over which compensation becomes payable																													1 year
Allocated share-based compensation expense	$ 11,228	$ 2,078	$ 2,676	$ 1,468	$ 2,125		$ 1,987	$ 151	$ 203	$ 171	$ 222	$ 4,372	$ 1,207	$ 1,588	$ 955	$ 1,249	$ 2,329	$ 215	$ 298	$ (58)	$ 357	$ 2,540	$ 505	$ 587	$ 400	$ 297	$ 0		$ 9,351				$ 2,676	$ 1,468	$ 2,125
Number of shares authorized						6,000
Maximum expiration period																																	10 years				10 years		10 years
Stock options outstanding																																	2,448	1,836	1,762	1,318	2,408
Stock units granted																											286	116			73
Stock options granted																																	740	298	544			1,021
Weighted-average fair value per unit																											$ 13.03	$ 10.47			$ 15
Weighted-average fair value per option																																	$ 6.39	$ 5.91	$ 6.49			$ 6.97
Weighted-average exercise price						$ 15																											$ 13.48	$ 10.03	$ 13.04

Warrants (Details) (Warrant [Member]) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Feb. 28, 2013	Sep. 30, 2012
Class of Warrant or Right [Line Items]
Warrants outstanding	1,334	86	86	1,307
Weighted average exercise price		13.92	13.92	14.03
Common Stock [Member] | Raising Capital [Member] | November 2007 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	24			24
Weighted average exercise price	12.38			12.38
Common Stock [Member] | Issuance of Debt [Member] | Various 2009 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	324			324
Weighted average exercise price	16.26			16.26
Common Stock [Member] | Issuance of Debt [Member] | Various 2010 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	398			398
Weighted average exercise price	13.25			13.25
Common Stock [Member] | Issuance of Debt [Member] | May 2011 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	48			48
Weighted average exercise price	16.26			16.26
Common Stock [Member] | Issuance of Debt [Member] | August 2011 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	32			32
Weighted average exercise price	13.25			13.25
Common Stock [Member] | Issuance of Debt [Member] | September 2011 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	56			56
Weighted average exercise price	15			15
Common Stock [Member] | Issuance of Debt [Member] | Various 2012 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	326			326
Weighted average exercise price	15			15
Common Stock [Member] | Issuance of Debt [Member] | Various 2013 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	86
Weighted average exercise price	13.92
Common Stock [Member] | Referral Fee Program [Member] | June 2010 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	20			20
Weighted average exercise price	13.25			13.25
Common Stock [Member] | Mortgage Renewal [Member] | August 2011 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	20			20
Weighted average exercise price	15			15

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	18 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Investor [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Warrants Issued for Referrals	20	20,000
Related Party Transaction, Additional Warrants Authorized for Issuance		207,500
Investor [Member] | Software Development [Member]
Related Party Transaction [Line Items]
Service agreement	$ 1,000	$ 1,000
Deferred revenue			844	655	538
Financial Institution, Investor [Member]
Related Party Transaction [Line Items]
Notes payable			$ 10,469	$ 10,719	$ 11,219

Initial Public Offering (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended				12 Months Ended	3 Months Ended	9 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended		3 Months Ended			0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011 Convertible Debentures [Member]	Jun. 30, 2012 Convertible Debentures [Member] Interest Expense [Member]	Jun. 30, 2013 Convertible Debentures [Member] Interest Expense [Member]	Jun. 30, 2012 Convertible Debentures [Member] Interest Expense [Member]	Sep. 30, 2011 Redeemable Preferred Stock, Series A-1 [Member]	Jun. 12, 2013 Common Stock [Member]	Jun. 12, 2013 Common Stock [Member] Convertible Debentures [Member]	Dec. 31, 2012 Common Stock [Member] Convertible Debentures [Member]	Jun. 12, 2013 IPO [Member]	Jun. 11, 2013 IPO [Member]	Jun. 30, 2013 IPO [Member] Convertible Debentures [Member] Interest Expense [Member]	Jun. 30, 2013 IPO [Member] Convertible Debentures [Member]	Jun. 12, 2013 IPO [Member] Redeemable Preferred Stock, Series A-1 [Member]	Jun. 12, 2013 IPO [Member] Common Stock [Member]	Jun. 12, 2013 IPO [Member] Common Stock [Member] Convertible Debentures [Member]	Jun. 12, 2013 IPO [Member] Convertible A-1 and A-2 Preferred Stock [Member]	Jun. 12, 2013 IPO [Member] Preferred Class A [Member] Submittal Exchange [Member]
Class of Stock [Line Items]
Shares converted into stock																	0.35				0.5
Common stock, shares outstanding	22,799,000		8,570,000	8,544,000									22,839,000	9,935,000
Offering price per share	$ 15								$ 15
Recognition of unamortized debt discount upon conversion						$ 0	$ 2,250	$ 0							$ 863
Aggregate offering price, net of issuance costs	79,038	0																80,213
Payments of Stock Issuance Costs																		6,037
Other income related to conversion option																82
Aggregate offering proceeds	77,709																	77,709
Discounts and commission costs																		$ 2,504
Shares of stock issued										5,750,000			750,000					5,750,000
Shares converted into stock																				5,336,000	963,000
Shares issued for preferred stock dividends																				412,000
Shares issued in debt conversion					1,602,000						443,000	826,000							443,000